UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund

September 30, 2010

Shares	Description (1)			Value
	EQUITY FUNDS – 76.2%

	Affiliated Equity Funds – 42.4%

26,019	Nuveen NWQ Large-Cap Value Fund (Class I)			$423,851

8,432	Nuveen Santa Barbara Growth Fund (Class I)			151,865

27,008	Nuveen Symphony Large-Cap Growth Fund (Class I)			560,956

12,742	Nuveen Tradewinds Global Resources Fund (Class I)			296,635

47,961	Nuveen Tradewinds International Value Fund (Class I)			1,195,655

11,044	Nuveen Tradewinds Value Opportunities Fund (Class I)			367,770

40,737	Nuveen U.S. Equity Completeness Fund, (2)			711,670

9,465	Nuveen Winslow Large-Cap Growth Fund (Class I)			257,250
	Total Affiliated Equity Funds (cost $3,966,696)			3,965,652
	Non-Affiliated Equity Funds – 33.8%

8,585	iShares Dow Jones U.S. Real Estate Index Fund			453,975

21,785	iShares MSCI EAFE Growth Index Fund			1,234,992

32,780	iShares MSCI Emerging Markets Index Fund			1,467,560
	Total Non-Affiliated Equity Funds (cost $2,626,044)			3,156,527
	Total Equity Funds (cost $6,592,740)			7,122,179
	FIXED INCOME FUNDS – 21.3%

	Affiliated Fixed Income Funds – 17.4%

62,942	Nuveen High Yield Bond Fund (Class I)			1,096,451

16,715	Nuveen Multi-Strategy Core Bond Fund (Class I)			354,857

8,730	Nuveen Short Duration Bond Fund (Class I)			172,677
	Total Affiliated Fixed Income Funds (cost $1,315,087)			1,623,985
	Non-Affiliated Fixed Income Funds – 3.9%

3,320	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund			361,980
	Total Non-Affiliated Fixed Income Funds (cost $341,405)			361,980
	Total Fixed Income Funds (cost $1,656,492)			1,985,965

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%

$229	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $228,597, collateralized by $225,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $236,250	0.080%	10/01/10	$228,596
	Total Short-Term Investments (cost $228,596)			228,596
	Total Investments (cost $8,477,828) – 100.0%			9,336,740
	Other Assets Less Liabilities – 0.0%			4,205
	Net Assets – 100%			$9,340,945

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund (continued)

September 30, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds*	$6,410,509	$711,670	$—	$7,122,179
Fixed Income Funds	1,985,965	—	—	1,985,965
Short-Term Investments	228,596	—	—	228,596
Total	$8,625,070	$711,670	$—	$9,336,740
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Equity Funds classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $8,649,665.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$1,219,496
Depreciation	(532,421)
Net unrealized appreciation (depreciation) of investments	$687,075

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Nuveen U.S. Equity Completeness Fund categorized as Level 2, as it is not publicly available to shareholders and may only be purchased by the Nuveen Conservative Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Growth Allocation Fund.

2	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund

September 30, 2010

Shares	Description (1)			Value
	EQUITY FUNDS – 57.6%

	Affiliated Equity Funds – 34.9%

132,237	Nuveen Multi-Manager Large-Cap Value Fund (Class I)			$2,154,140

40,140	Nuveen Santa Barbara Growth Fund (Class I)			722,913

138,809	Nuveen Symphony Large-Cap Growth Fund (Class I)			2,883,055

46,099	Nuveen Tradewinds Global Resources Fund (Class I)			1,073,176

172,341	Nuveen Tradewinds International Value Fund (Class I)			4,296,459

54,386	Nuveen Tradewinds Value Opportunities Fund (Class I)			1,811,041

216,682	Nuveen U.S. Equity Completeness Fund, (2)			3,785,426

46,967	Nuveen Winslow Large Cap Growth Fund (Class I)			1,276,555
	Total Affiliated Equity Funds (cost $17,484,100)			18,002,765
	Non-Affiliated Equity Funds – 22.7%

28,750	iShares Dow Jones U.S. Real Estate Index Fund			1,520,300

77,115	iShares MSCI EAFE Growth Index Fund			4,371,649

130,005	iShares MSCI Emerging Markets Index Fund			5,820,324
	Total Non-Affiliated Equity Funds (cost $8,770,502)			11,712,273
	Total Equity Funds (cost $26,254,602)			29,715,038
	FIXED INCOME FUNDS – 38.3%

	Affiliated Fixed Income Funds – 26.6%

432,794	Nuveen High Yield Bond Fund (Class I)			7,539,270

164,227	Nuveen Multi-Strategy Core Bond Fund (Class I)			3,486,540

134,839	Nuveen Short Duration Bond Fund (Class I)			2,667,120
	Total Affiliated Fixed Income Funds (cost $12,043,584)			13,692,930
	Non-Affiliated Fixed Income Funds – 11.7%

55,395	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund			6,039,717
	Total Non-Affiliated Fixed Income Funds (cost $5,775,454)			6,039,717
	Total Fixed Income Funds (cost $17,819,038)			19,732,647

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.4%

$1,768	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $1,767,643, collateralized by $1,655,000 U.S. Treasury Notes, 3.125%, due 1/31/17, value $1,806,019	0.080%	10/01/10	$1,767,639
	Total Short-Term Investments (cost $1,767,639)			1,767,639
	Total Investments (cost $45,841,279) – 99.3%			51,215,324
	Other Assets Less Liabilities – 0.7%			339,123
	Net Assets – 100%			$51,554,447

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund (continued)

September 30, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds*	$25,929,612	$3,785,426	$—	$29,715,038
Fixed Income Funds	19,732,647	—	—	19,732,647
Short-Term Investments	1,767,639	—	—	1,767,639
Total	$47,429,898	$3,785,426	$—	$51,215,324
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Equity Funds classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $46,916,539.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$6,050,805
Depreciation	(1,752,020)
Net unrealized appreciation (depreciation) of investments	$4,298,785

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Nuveen U.S. Equity Completeness Fund categorized as Level 2, as it is not publicly available to shareholders and may only be purchased by the Nuveen Conservative Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Growth Allocation Fund.

4	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund

September 30, 2010

Shares	Description (1)			Value
	EQUITY FUNDS – 39.0%

	Affiliated Equity Funds – 25.0%

82,760	Nuveen NWQ Large-Cap Value Fund (Class I)			$1,348,159

27,154	Nuveen Santa Barbara Growth Fund (Class I)			489,043

91,852	Nuveen Symphony Large-Cap Growth Fund (Class I)			1,907,765

64,397	Nuveen Tradewinds Global Resources Fund (Class I)			1,499,151

87,865	Nuveen Tradewinds International Value Fund (Class I)			2,190,469

35,558	Nuveen Tradewinds Value Opportunities Fund (Class I)			1,184,082

135,445	Nuveen U.S. Equity Completeness Fund, (2)			2,366,218

30,309	Nuveen Winslow Large Cap Growth Fund (Class I)			823,809
	Total Affiliated Equity Funds (cost $11,158,257)			11,808,696
	Non-Affiliated Equity Funds – 14.0%

28,275	iShares Dow Jones U.S. Real Estate Index Fund			1,495,182

38,060	iShares MSCI EAFE Growth Index Fund			2,157,621

66,340	iShares MSCI Emerging Markets Index Fund			2,970,042
	Total Non-Affiliated Equity Funds (cost $5,142,749)			6,622,845
	Total Equity Funds (cost $16,301,006)			18,431,541
	FIXED INCOME FUNDS – 60.2%

	Affiliated Fixed Income Funds – 45.9%

338,094	Nuveen High Yield Bond Fund (Class I)			5,889,601

379,570	Nuveen Multi-Strategy Core Bond Fund (Class I)			8,058,270

390,762	Nuveen Short Duration Bond Fund (Class I)			7,729,275
	Total Affiliated Fixed Income Funds (cost $19,916,907)			21,677,146
	Non-Affiliated Fixed Income Funds – 14.3%

62,020	i-Shares Barclays U.S. Treasury Inflation Protected Securities Index Fund			6,762,041
	Total Non-Affiliated Fixed Income Funds (cost $6,548,171)			6,762,041
	Total Fixed Income Funds (cost $26,465,078)			28,439,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%

$508	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $507,677, collateralized by $495,000 U.S. Treasury Notes, 3.125%, due 1/31/17, value $519,750	0.080%	10/01/10	$507,676
	Total Short-Term Investments (cost $507,676)			507,676
	Total Investments (cost $43,273,760) – 100.2%			47,378,404
	Other Assets Less Liabilities – (0.2)%			(109,947)
	Net Assets – 100%			$47,268,457

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund (continued)

September 30, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Equity Funds*	$16,065,323	$2,366,218	$—	$18,431,541
Fixed Income Funds	28,439,187	—	—	28,439,187
Short-Term Investments	507,676	—	—	507,676
Total	$45,012,186	$2,366,218	$—	$47,378,404
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Equity Funds classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $43,532,967.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$4,929,849
Depreciation	(1,084,412)
Net unrealized appreciation (depreciation) of investments	$3,845,437

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Nuveen U.S. Equity Completeness Fund categorized as Level 2, as it is not publicly available to shareholders and may only be purchased by the Nuveen Conservative Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Growth Allocation Fund.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 92.6%

	Aerospace & Defense – 2.0%

50	BE Aerospace Inc., (2)	$1,515

290	Boeing Company	19,297

40	Digitalglobe Inc., (2)	1,216

10	Esterline Technologies Corporation, (2)	572

220	GenCorp Inc., (2)	1,082

180	General Dynamics Corporation	11,306

60	Goodrich Corporation	4,424

20	Heico Corporation	913

420	Hexcel Corporation, (2)	7,472

170	Honeywell International Inc.	7,470

80	ITT Industries, Inc.	3,746

50	L-3 Communications Holdings, Inc.	3,613

140	Ladish Company, Inc.	4,358

50	Lockheed Martin Corporation	3,564

110	Moog Inc., Class A Shares, (2)	3,906

190	Northrop Grumman Corporation	11,520

130	Precision Castparts Corporation	16,555

170	Raytheon Company	7,771

40	Rockwell Collins, Inc.	2,330

300	Spirit AeroSystems Holdings Inc., (2)	5,979

100	Teledyne Technologies Inc., (2)	3,982

10	Triumph Group Inc.	746

220	United Technologies Corporation	15,671
	Total Aerospace & Defense	139,008
	Air Freight & Logistics – 0.4%

160	Atlas Air Worldwide Holdings Inc.	8,048

110	FedEx Corporation	9,405

20	Hub Group, Inc., (2)	585

200	Pacer International, Inc., (2)	1,208

110	United Parcel Service, Inc., Class B	7,336
	Total Air Freight & Logistics	26,582
	Airlines – 0.5%

70	Alaska Air Group, Inc., (2)	3,572

50	AMR Corporation, (2)	313

350	Delta Air Lines, Inc., (2)	4,074

90	Hawaian Holdings Inc., (2)	539

240	Republic Airways Holdings, Inc., (2)	1,987

240	Skywest Inc.	3,350

800	Southwest Airlines Co.	10,456

350	UAL Corporation, (2)	8,270

310	US Airways Group Inc., (2)	2,867
	Total Airlines	35,428
	Auto Components – 0.1%

40	Dana Holding Corporation, (2)	493

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Auto Components (continued)

450	Exide Technologies	$2,155

40	Goodyear Tire & Rubber Company, (2)	430

170	Johnson Controls, Inc.	5,185

20	Superior Industries International Inc.	346

20	Wonder Auto Technology, Inc., (2)	170
	Total Auto Components	8,779
	Automobiles – 0.8%

4,090	Ford Motor Company, (2)	50,062

20	Harley-Davidson, Inc.	569

20	Thor Industries, Inc.	668
	Total Automobiles	51,299
	Beverages – 1.1%

60	Boston Beer Company	4,012

10	Central European Distribution Corporation, (2)	223

30	Coca-Cola Bottling Company Consolidated	1,588

450	Coca-Cola Company	26,334

130	Coca-Cola Enterprises Inc.	4,030

10	Constellation Brands, Inc., Class A, (2)	177

190	Dr. Pepper Snapple Group	6,749

150	Heckmann Corporation	585

60	Molson Coors Brewing Company, Class B	2,833

440	PepsiCo, Inc.	29,234
	Total Beverages	75,765
	Biotechnology – 1.1%

30	Acorda Therapeutics, Inc., (2)	991

80	Alkermes Inc., (2)	1,172

230	Amgen Inc., (2)	12,675

170	Ariad Pharmaceuticals, Inc.	649

70	Biogen Idec Inc., (2)	3,928

30	Celgene Corporation, (2)	1,728

120	Cepheid, Inc., (2)	2,245

70	Cubist Pharmaceuticals Inc., (2)	1,637

160	Emergent BioSolutions, Inc., (2)	2,762

10	Genzyme Corporation, (2)	708

80	Geron Corporation, (2)	442

130	Gilead Sciences, Inc., (2)	4,629

270	Human Genome Sciences, Inc., (2)	8,043

180	Immunogen, Inc., (2)	1,129

310	Incyte Pharmaceuticals Inc., (2)	4,957

30	ISIS Pharmaceuticals, Inc., (2)	252

810	Keryx Biopharmaceuticals, Inc.	3,896

20	Martek Biosciences Corporation, (2)	453

160	Medivation, Inc.	2,080

90	Metabolix, Inc.	1,132

70	Micromet, Inc.	470

8	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

10	Myriad Genentics Inc., (2)	$164

510	Nabi Biopharmaceuticals, (2)	2,448

150	Novavax, Inc., (2)	328

80	NPS Pharmaceuticals, Inc.	547

100	Pharmasett Inc., (2)	2,950

10	Regeneron Pharmaceuticals, Inc., (2)	274

80	Rigel Pharmaceuticals, Inc., (2)	673

10	Savient Pharmaceuticals, Inc., (2)	229

90	Seattle Genetics, Inc., (2)	1,397

70	SIGA Technologies, Inc., (2)	592

60	Spectrum Pharmaceuticals, Inc., (2)	250

50	Talecris Biotherapeutics Holdings Inc., (2)	1,144

170	Targacept, Inc.	3,798

130	Vanda Pharmaceuticals, Inc., (2)	868

370	ZIOPHARM Oncology, Inc.	1,388
	Total Biotechnology	73,028
	Building Products – 0.2%

170	Apogee Enterprises, Inc.	1,555

330	Gibraltar Industries Inc., (2)	2,963

30	Griffon Corporation, (2)	366

310	Masco Corporation	3,413

10	Quanex Building Products Corporation	173

10	Simpson Manufacturing Company Inc.	258

90	Smith AO Corporation	5,210

10	Universal Forest Products Inc.	292
	Total Building Products	14,230
	Capital Markets – 1.9%

520	American Capital Limited, (2)	3,021

200	Ameriprise Financial, Inc.	9,466

310	Bank of New York Company, Inc.	8,100

10	BlackRock Inc.	1,702

70	Calamos Asset Management, Inc. Class A	805

50	Charles Schwab Corporation	695

10	Cohen & Steers Inc.	217

40	E*Trade Group Inc., (2)	582

10	Eaton Vance Corporation	290

90	Franklin Resources, Inc.	9,621

10	GAMCO Investors Inc.	385

40	Gleacher & Company Inc., (2)	64

400	Goldman Sachs Group, Inc.	57,832

200	Invesco LTD	4,246

160	Investment Technology Group, (2)	2,275

20	Janus Capital Group Inc.	219

50	Jefferies Group, Inc.	1,134

170	Knight Trading Group Inc., (2)	2,106

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Capital Markets (continued)

80	Legg Mason, Inc.	$2,425

40	MF Global Holdings Limited	288

350	Morgan Stanley	8,638

40	Northern Trust Corporation	1,930

80	Oppenheimer Holdings Inc., Class A	2,236

320	Pennantpark Investment Corporation	3,395

40	Raymond James Financial Inc.	1,013

30	Safeguard Scientifics Inc., (2)	376

50	SEI Investments Company	1,017

70	State Street Corporation	2,636

40	Stifel Financial Corporation, (2)	1,852

80	T. Rowe Price Group Inc.	4,005

10	Westwood Holding Group Inc.	338
	Total Capital Markets	132,909
	Chemicals – 2.1%

60	Air Products & Chemicals Inc.	4,969

80	Airgas, Inc.	5,436

10	Albemarle Corporation	468

70	Ashland Inc.	3,414

40	Balchem Corporation	1,234

20	Cabot Corporation	651

30	Calgon Carbon Corporation, (2)	435

90	Celanese Corporation, Series A	2,889

10	CF Industries Holdings, Inc.	955

720	Dow Chemical Company	19,771

540	E.I. Du Pont de Nemours and Company	24,095

40	Eastman Chemical Company	2,960

390	Ferro Corporation	5,027

10	FMC Corporation	684

70	H.B. Fuller Company	1,391

20	Hawkins Inc	708

630	Huntsman Corporation	7,283

20	Lubrizol Corporation	2,119

40	Monsanto Company	1,917

70	Nalco Holding Company	1,765

40	NewMarket Corporation	4,547

190	Olin Corporation	3,830

100	OMNOVA Solutions Inc., (2)	719

280	PolyOne Corporation, (2)	3,385

100	PPG Industries, Inc.	7,280

90	Praxair, Inc.	8,123

90	Quaker Chemical Corporation	2,930

110	Rockwood Holdings Inc., (2)	3,462

120	RPM International, Inc.	2,390

250	Senomyx, Inc.	995

10	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

60	Sensient Technologies Corporation	$1,829

30	Sherwin-Williams Company	2,254

450	Solutia Inc., (2)	7,209

120	Sparetech Corporation	985

70	Valspar Corporation	2,229

150	WR Grace & Company, (2)	4,191

50	Zep Inc.	872
	Total Chemicals	145,401
	Commercial Banks – 4.8%

10	BancorpSouth Inc.	142

40	Bank of Hawaii Corporation	1,797

20	Bank of the Ozarks, Inc.	742

610	BB&T Corporation	14,689

30	BOK Financial Corporation	1,354

100	Boston Private Financial Holdings Inc.	654

20	Cathay General Bancorp.	238

220	Centerstate Banks of Florida, Inc.	1,888

20	Chemical Financial Corporation	413

480	CIT Group Inc., (2)	19,594

30	City Holding Company	920

150	Comerica Incorporated	5,572

100	Community Trust Bancorp, Inc.	2,709

50	Cullen/Frost Bankers, Inc.	2,693

30	CVB Financial	225

160	Danvers Bancorp Inc.	2,453

50	East West Bancorp Inc.	814

160	F.N.B. Corporation PA	1,370

1,960	Fifth Third Bancorp.	23,579

130	First Bancorp of North Carolina, Inc.	1,771

210	First Commonwealth Financial Corporation	1,144

120	First Financial Bancorp.	2,002

20	First Financial Bankshares, Inc.	940

120	First Midwest Bancorp, Inc.	1,384

80	FirstMerit Corporation	1,466

360	Fulton Financial Corporation	3,262

20	Glacier Bancorp, Inc.	292

100	Great Southern Bancorp.	2,177

20	Hancock Holding Company	601

30	Heartland Financial USA, Inc.	462

130	Home Bancshares, Inc.	2,642

1,380	Huntington BancShares Inc.	7,825

80	IberiaBank Corporation	3,998

80	International Bancshares Corporation	1,351

170	Investors Bancorp, Inc.	2,013

1,040	KeyCorp.	8,278

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Commercial Banks (continued)

20	Lakeland Financial Corporation	$373

70	M&T Bank Corporation	5,727

460	Marshall and Ilsley Corporation	3,238

90	MB Financial, Inc.	1,460

290	Nara Bancorp, Inc.	2,047

30	National Penn Bancshares, Inc.	187

60	NBT Bancorp, Inc.	1,324

40	Northfield Bancorp Inc.	433

60	Old National Bancorp.	630

40	Oriental Financial Group Inc.	532

10	Pacwest Bancorp.	191

30	Park National Corporation	1,921

30	Pinnacle Financial Partners, Inc., (2)	276

700	PNC Financial Services Group, Inc.	36,337

10	Privatebancorp, Inc.	114

100	Prosperity Bancshares, Inc.	3,247

1,250	Regions Financial Corporation	9,087

140	Renasant Corporation	2,129

30	S&T Bancorp, Inc.	523

70	Sandy Spring Bancorp, Inc.	1,085

70	SCBT Financial Corporation	2,183

80	Signature Bank, (2)	3,107

10	Simmons First National Corporation	283

90	Southside Bancshares, Inc.	1,700

210	Southwest Bancorp, Inc.	2,724

30	Sterling Bancshares Inc.	161

70	Suffolk Bancorp.	1,772

450	SunTrust Banks, Inc.	11,623

230	Susquehanna Bancshares Inc.	1,941

70	SVB Financial Group, (2)	2,962

50	TCF Financial Corporation	809

10	Texas Capital BancShares, Inc., (2)	173

100	Trustmark Corporation	2,174

1,140	U.S. Bancorp	24,647

60	UMB Financial Corporation	2,131

160	Umpqua Holdings Corporation	1,814

110	United Bankshares, Inc.	2,738

80	United Community Banks, Inc., (2)	179

30	Univest Corporation of Pennsylvania	524

190	Valley National Bancorp.	2,451

110	Washington Banking Company	1,525

10	Washington Trust Bancorp, Inc.	191

120	Webster Financial Corporation	2,107

2,190	Wells Fargo & Company	55,035

20	WesBanco, Inc.	327

12	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

60	Westamerica Bancorp.	$3,269

60	Whitney Holding Corporation	490

20	Wilmington Trust Corporation	180

60	Wilshire Bancorp, Inc.	392

60	Wintrust Financial Corporation	1,945

150	Zions Bancorporation	3,204
	Total Commercial Banks	329,076
	Commercial Services & Supplies – 0.7%

60	ABM Industries Inc.	1,295

570	Acco Brands Corporation	3,277

30	American Ecology Corporation	480

80	American Reprographics Co., (2)	628

270	APAC Customer Services Inc.	1,528

70	Avery Dennison Corporation	2,598

50	Brinks Company	1,150

70	Cenveo Inc., (2)	352

80	Cintas Corporation	2,204

40	Corrections Corporation of America, (2)	987

130	Covanta Holding Corporation	2,047

10	EnerNOC, Inc., (2)	314

80	G&K Services, Inc.	1,829

60	Geo Group Inc., (2)	1,401

50	Healthcare Services Group, Inc.	1,139

170	Innerworkings, Inc.	1,117

130	Interface, Inc.	1,850

40	Iron Mountain Inc.	894

30	Metalico Inc., (2)	115

30	Mine Safety Appliances Company	813

250	Pitney Bowes Inc.	5,345

190	R.R. Donnelley & Sons Company	3,222

150	Republic Services, Inc.	4,573

200	Steelcase Inc.	1,666

10	Tetra Tech, Inc., (2)	210

50	Viad Corporation	967

220	Waste Management, Inc.	7,863
	Total Commercial Services & Supplies	49,864
	Communications Equipment – 1.4%

110	Acme Packet, Inc.	4,173

200	ADTRAN, Inc.	7,060

10	Anaren Microwave Inc., (2)	168

130	Aruba Networks, Inc., (2)	2,774

20	Bel Fuse, Inc., Class B	416

40	Blue Coat Systems Inc., (2)	962

70	Ciena Corporation, (2)	1,090

770	Cisco Systems, Inc., (2)	16,863

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Communications Equipment (continued)

30	CommScope Inc., (2)	$712

100	Digi International, Inc., (2)	949

10	EMS Tech Inc., (2)	186

10	Emulex Corporation, (2)	104

110	F5 Networks, Inc., (2)	11,419

200	Finisar Corporation	3,758

90	Harris Corporation	3,986

110	Interdigital Inc., (2)	3,257

190	JDS Uniphase Corporation, (2)	2,354

20	Juniper Networks Inc., (2)	607

10	Loral Space & Communications, Inc., (2)	522

750	Motorola, Inc., (2)	6,397

160	Oplink Communications, Inc., (2)	3,174

90	Plantronics Inc.	3,040

30	Polycom Inc., (2)	818

240	QUALCOMM, Inc.	10,829

60	Riverbed Technology, Inc., (2)	2,735

40	ShoreTel, Inc., (2)	198

150	Sonus Networks, Inc., (2)	529

70	Sycamore Networks, Inc., (2)	2,269

10	Tekelec, (2)	130

160	UTStarcom, Inc., (2)	347

100	ViaSat, Inc., (2)	4,111
	Total Communications Equipment	95,937
	Computers & Peripherals – 2.0%

280	Apple, Inc., (2)	79,450

80	Compellent Technologies Inc., (2)	1,454

120	Cray, Inc.	792

100	Dell Inc., (2)	1,296

20	Diebold Inc.	622

540	EMC Corporation, (2)	10,967

470	Hewlett-Packard Company	19,773

70	Imation Corporation, (2)	653

30	Intermec Inc., (2)	368

160	Isilon Systems, Inc., (2)	3,565

90	Network Appliance Inc., (2)	4,481

40	SanDisk Corporation, (2)	1,466

150	Seagate Technology, (2)	1,767

80	Silicon Graphics International Corporation, (2)	621

50	STEC Inc.	622

100	Stratasys, Inc., (2)	2,772

100	Synaptics, Inc., (2)	2,814

110	Western Digital Corporation, (2)	3,123
	Total Computers & Peripherals	136,606

14	Nuveen Investments

Shares	Description (1)	Value

	Construction & Engineering – 0.2%

20	Comfort Systems USA Inc.	$215

20	Emcor Group Inc., (2)	492

70	Fluor Corporation	3,467

70	Granite Construction Inc.	1,592

100	Insituform Technologies, Inc., (2)	2,418

20	Jacobs Engineering Group, Inc., (2)	774

60	KBR Inc.	1,478

10	Michael Baker Corporation, (2)	330

40	Quanta Services Incorporated, (2)	763

30	Shaw Group Inc., (2)	1,007

30	Sterling Construction Company, Inc., (2)	371

20	URS Corporation, (2)	760
	Total Construction & Engineering	13,667
	Construction Materials – 0.0%

70	Vulcan Materials Company	2,584
	Consumer Finance – 1.0%

320	Advance America Cash Advance Centers Inc.	1,290

770	American Express Company	32,363

430	Capital One Financial Corporation	17,006

170	Cardtronics Inc., (2)	2,623

480	Discover Financial Services	8,006

150	EZCORP, Inc., (2)	3,006

120	First Cash Financial Services, Inc., (2)	3,330

130	SLM Corporation, (2)	1,501

30	World Acceptance Corporation	1,325
	Total Consumer Finance	70,450
	Containers & Packaging – 0.2%

10	Ball Corporation	588

60	Graham Packaging Company, Inc.	709

50	Owens-Illinois, Inc., (2)	1,403

80	Rock-Tenn Company	3,985

30	Sealed Air Corporation	674

80	Silgan Holdings, Inc.	2,536

360	Temple-Inland Inc.	6,718
	Total Containers & Packaging	16,613
	Distributors – 0.1%

20	Core-Mark Holding Company, Inc., (2)	619

90	Genuine Parts Company	4,013

40	LKQ Corporation, (2)	832
	Total Distributors	5,464
	Diversified Consumer Services – 0.5%

20	American Public Education Inc., (2)	657

20	Capella Education Company, (2)	1,552

30	Career Education Corporation, (2)	644

200	Coinstar Inc., (2)	8,598

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Diversified Consumer Services (continued)

230	Corinthian Colleges Inc., (2)	$1,615

10	Devry, Inc.	492

100	Education Management Corporation, (2)	1,468

130	Grand Canyon Education Inc., (2)	2,851

140	H & R Block Inc.	1,813

90	Hillenbrand Inc.	1,936

10	ITT Educational Services, Inc., (2)	703

40	Matthews International Corporation	1,414

20	Regis Corporation	383

30	Service Corporation International	259

140	Sothebys Holdings Inc.	5,155

70	Universal Technical Institute Inc.	1,368
	Total Diversified Consumer Services	30,908
	Diversified Financial Services – 3.7%

6,440	Bank of America Corporation	84,428

10,990	Citigroup Inc., (2)	42,861

20	CME Group, Inc.	5,209

50	Encore Capital Group, Inc., (2)	901

20	Interactive Brokers Group, Inc., (2)	344

10	Intercontinental Exchange, Inc., (2)	1,047

2,610	JPMorgan Chase & Co.	99,363

240	Leucadia National Corporation, (2)	5,669

60	Marketaxess	1,019

30	MSCI Inc., Class A Shares, (2)	996

30	Nasdaq Stock Market, Inc., (2)	583

210	New York Stock Exchange Euronext	6,000

140	PHH Corporation, (2)	2,948
	Total Diversified Financial Services	251,368
	Diversified Telecommunication Services – 2.7%

30	Abovenet Communications, (2)	1,563

120	Alaska Communications Systems Group Inc.	1,218

3,780	AT&T Inc.	108,108

10	Cbeyond Inc., (2)	128

200	CenturyTel, Inc.	7,892

70	Consolidated Communications Holdings, Inc.	1,307

320	General Communication, Inc., (2)	3,190

10	Global Crossing Limited, (2)	129

80	Neutral Tandem Inc., (2)	956

1,420	Qwest Communications International Inc.	8,903

350	TW Telecom Inc., (2)	6,499

1,320	Verizon Communications Inc.	43,019
	Total Diversified Telecommunication Services	182,912
	Electric Utilities – 2.1%

110	Allegheny Energy, Inc.	2,697

10	ALLETE Inc.	364

16	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

340	American Electric Power Company, Inc.	$12,318

140	Central Vermont Public Service Corp.	2,824

80	Cleco Corporation	2,370

920	Duke Energy Corporation	16,293

180	Edison International	6,190

80	Entergy Corporation	6,122

390	Exelon Corporation	16,606

250	FirstEnergy Corp.	9,635

130	IDACORP, INC	4,670

10	MGE Energy, Inc.	396

150	NextEra Energy Inc.	8,158

110	Northeast Utilities	3,253

190	NV Energy Inc.	2,498

150	Pepco Holdings, Inc.	2,790

80	Pinnacle West Capital Corporation	3,302

10	PNM Resources Inc.	114

90	Portland General Electric Company	1,825

150	PPL Corporation	4,084

300	Progress Energy, Inc.	13,326

470	Southern Company	17,503

130	Unisource Energy Corporation	4,346

20	Unitil Corp.	439

30	Westar Energy Inc.	727
	Total Electric Utilities	142,850
	Electrical Equipment – 0.7%

70	Acuity Brands Inc.	3,097

10	Advanced Battery Technologies Inc., (2)	36

20	Ametek Inc.	955

10	AZZ Inc.	428

45	Babcock & Wilcox Company	958

180	Baldor Electric Company	7,272

90	Brady Corporation	2,625

420	Emerson Electric Company	22,117

20	Encore Wire Corporation	410

200	Ener1 Inc., (2)	736

100	Franklin Electric Company, Inc.	3,316

30	Generac Holdings Inc.	409

120	General Cable Corporation, (2)	3,254

140	GrafTech International Ltd., (2)	2,188

20	Regal-Beloit Corporation	1,174

20	Rockwell Automation, Inc.	1,235

30	Vicor Corporation	438

20	Woodward Governor Company	648
	Total Electrical Equipment	51,296

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 0.6%

20	Agilent Technologies, Inc., (2)	$667

20	Amphenol Corporation, Class A	980

40	Anixter International Inc., (2)	2,160

20	Arrow Electronics, Inc., (2)	535

60	Avnet Inc., (2)	1,621

30	Brightpoint Inc., (2)	210

20	Checkpoint Systems Inc., (2)	407

80	Coherent Inc., (2)	3,201

550	Corning Incorporated	10,054

10	Daktronics Inc.	98

10	Dolby Laboratories, Inc., (2)	568

50	Echelon Corporation	427

10	Electro Scientific Industries Inc., (2)	111

90	FARO Technologies, Inc.	1,963

90	Jabil Circuit Inc.	1,297

20	L-1 Identity Solutions Inc., (2)	235

40	Maxwell Technologies, Inc.	584

60	Methode Electronics, Inc.	545

60	Microvision, Inc., (2)	131

90	Molex Inc.	1,884

20	Newport Corporation, (2)	227

10	OSI Systems Inc., (2)	363

50	Plexus Corporation, (2)	1,467

460	Power One Inc, (2)	4,181

10	ScanSource, Inc., (2)	277

510	SMART Modular Technologies, Inc.	3,075

110	Spectrum Control, Inc.	1,619

20	SYNNEX Corporation, (2)	563

20	Tech Data Corporation, (2)	806

70	Trimble Navigation Limited, (2)	2,453

30	TTM Technologies, Inc., (2)	294

40	Vishay Intertechnology Inc., (2)	387
	Total Electronic Equipment & Instruments	43,390
	Energy Equipment & Services – 1.4%

150	Baker Hughes Incorporated	6,390

20	Bristow Group Inc., (2)	722

50	Carbo Ceramics Inc.	4,050

80	Cooper Cameron Corporation, (2)	3,437

20	Dawson Geophysical Company, (2)	533

90	Diamond Offshore Drilling, Inc.	6,099

30	Dril Quip Inc., (2)	1,863

140	FMC Technologies Inc., (2)	9,561

520	Global Industries, Limited, (2)	2,844

130	Gulfmark Offshore Inc.	3,994

200	Halliburton Company	6,614

18	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

20	Helmerich & Payne Inc.	$809

340	ION Geophysical Corporation, (2)	1,748

550	Key Energy Services Inc.	5,230

70	Lufkin Industries Inc.	3,073

40	Matrix Service Company, (2)	350

90	McDermott International Inc., (2)	1,330

30	Nabors Industries Inc., (2)	542

180	National-Oilwell Varco Inc.	8,005

50	Oceaneering International Inc., (2)	2,693

470	Pioneer Drilling Company, (2)	2,999

10	Pride International Inc., (2)	294

10	Rowan Companies Inc., (2)	304

40	RPC Inc.	846

254	Schlumberger Limited	15,649

40	T-3 Energy Services, Inc., (2)	1,046

300	TETRA Technologies	3,060

50	Weatherford International Ltd., (2)	855
	Total Energy Equipment & Services	94,940
	Food & Staples Retailing – 1.2%

50	Andersons, Inc.	1,895

170	Costco Wholesale Corporation	10,963

380	CVS Caremark Corporation	11,959

230	Kroger Co.	4,982

100	Pantry, Inc., (2)	2,411

60	PriceSmart, Inc.	1,748

120	Ruddick Corporation	4,162

200	Safeway Inc.	4,232

10	Spartan Stores, Inc.	145

280	SUPERVALU INC.	3,228

130	Sysco Corporation	3,708

50	United Natural Foods Inc., (2)	1,657

120	Walgreen Co.	4,020

460	Wal-Mart Stores, Inc.	24,619

30	Weis Markets Inc.	1,174

30	Whole Foods Market, Inc., (2)	1,113
	Total Food & Staples Retailing	82,016
	Food Products – 2.0%

430	Archer-Daniels-Midland Company	13,726

190	B&G Foods Inc.	2,075

50	Bunge Limited	2,958

60	Campbell Soup Company	2,145

270	ConAgra Foods, Inc.	5,924

60	Corn Products International, Inc.	2,250

230	Darling International Inc., (2)	1,960

130	Del Monte Foods Company	1,704

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Food Products (continued)

30	Diamond Foods Inc.	$1,230

300	General Mills, Inc.	10,962

50	Green Mountain Coffee Inc., (2)	1,559

120	H.J. Heinz Company	5,684

60	Hershey Foods Corporation	2,855

150	JM Smucker Company	9,079

140	Kellogg Company	7,071

1,150	Kraft Foods Inc.	35,489

30	Lancaster Colony Corporation	1,425

120	Mead Johnson Nutrition Company, Class A Shares	6,829

20	Ralcorp Holdings Inc., (2)	1,170

30	Sanderson Farms Inc.	1,299

310	Sara Lee Corporation	4,163

60	Treehouse Foods Inc., (2)	2,766

560	Tyson Foods, Inc., Class A	8,971

50	Zhongpin Inc., (2)	814
	Total Food Products	134,108
	Gas Utilities – 0.3%

40	Atmos Energy Corporation	1,170

20	Laclede Group Inc.	688

80	National Fuel Gas Company	4,145

10	New Jersey Resources Corporation	392

70	Nicor Inc.	3,207

90	ONEOK, Inc.	4,054

20	Piedmont Natural Gas Company	580

280	Questar Corporation	4,908

110	WGL Holdings Inc.	4,156
	Total Gas Utilities	23,300
	Health Care Equipment & Supplies – 1.4%

20	Abaxis, Inc., (2)	462

10	Abiomed, Inc., (2)	106

20	Accuray, Inc., (2)	124

40	AGA Medical Holdings Inc.	558

100	Align Technology, Inc., (2)	1,958

70	Alphatec Holdings, Inc., (2)	149

130	American Medical Systems Holdings, Inc., (2)	2,545

20	AngioDynamics, Inc., (2)	305

40	Arthrocare Corporation	1,087

70	Baxter International, Inc.	3,340

40	Beckman Coulter, Inc.	1,952

30	Becton, Dickinson and Company	2,223

290	Boston Scientific Corporation, (2)	1,778

10	C. R. Bard, Inc.	814

90	Cantel Medical Corporation	1,458

120	CareFusion Corporation, (2)	2,981

20	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

50	Conceptus Inc., (2)	$687

30	Cooper Companies, Inc.	1,387

60	Covidien PLC	2,411

50	Cyberonics, (2)	1,334

370	Delcath Systems, Inc., (2)	2,671

10	DENTSPLY International Inc.	320

100	DexCom, Inc., (2)	1,322

30	Edwards Lifesciences Corporation, (2)	2,011

10	Exactech, Inc., (2)	163

10	Gen-Probe, Inc., (2)	485

50	Haemonetics Corporation, (2)	2,926

20	Heartware International Inc., (2)	1,375

70	Hologic Inc., (2)	1,121

30	ICU Medical, Inc., (2)	1,119

130	Immucor, Inc., (2)	2,578

80	Insulet Corporation, (2)	1,131

40	Integra Lifesciences Holdings Corporation, (2)	1,578

30	Intuitive Surgical, Inc., (2)	8,512

10	Invacare Corporation	265

20	IRIS International, Inc.	192

50	Kensey Nash Corporation, (2)	1,444

100	Kinetic Concepts Inc., (2)	3,658

70	Mako Surgical Corporation, (2)	671

30	Masimo Corporation	819

200	Medtronic, Inc.	6,716

30	Meridian Bioscience, Inc.	656

30	Merit Medical Systems, Inc., (2)	477

50	Natus Medical, Inc., (2)	728

40	Neogen Corporation, (2)	1,354

40	Nxstage Medical, Inc., (2)	764

80	OraSure Technologies, Inc., (2)	324

10	Orthofix International NV, (2)	314

70	Quidel Corporation, (2)	769

50	RTI Biologics Inc., (2)	131

20	Saint Jude Medical Inc., (2)	787

30	SonoSite, Inc., (2)	1,005

60	Stereotaxis, Inc., (2)	248

100	Steris Corporation	3,322

70	Stryker Corporation	3,503

30	Symmetry Medical, Inc.	289

40	Syneron Medical Limited	397

10	Teleflex Inc.	568

20	Thoratec Corporation, (2)	740

30	Unilife Corporation	181

30	Varian Medical Systems, Inc., (2)	1,815

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

90	Volcano Corporation, (2)	$2,338

40	West Pharmaceutical Services Inc.	1,372

30	Wright Medical Group, Inc., (2)	432

110	Zimmer Holdings, Inc., (2)	5,756

30	Zoll Medical Corporation, (2)	968
	Total Health Care Equipment & Supplies	97,974
	Health Care Providers & Services – 2.7%

220	Aetna Inc.	6,954

20	Air Methods Corporation, (2)	832

40	Alliance Imaging Inc., (2)	183

10	Almost Family, Inc., (2)	296

60	Amedisys, Inc., (2)	1,428

20	American Dental Partners, Inc., (2)	241

60	AmericGroup Corporation, (2)	2,548

20	Assisted Living Concepts Inc., (2)	609

620	Cardinal Health, Inc.	20,485

90	Catalyst Health Soltuions Inc., (2)	3,169

120	Centene Corporation, (2)	2,831

40	Chemed Corporation	2,279

370	CIGNA Corporation	13,239

10	Community Health Systems, Inc., (2)	310

60	Coventry Health Care, Inc., (2)	1,292

60	Cross Country Healthcare, Inc., (2)	431

30	Davita Inc., (2)	2,071

90	Emergency Medical Services Corporation, (2)	4,792

80	Emeritus Corporation, (2)	1,365

100	Express Scripts, Inc., (2)	4,870

10	Genoptix Inc., (2)	142

50	Gentiva Health Services, Inc., (2)	1,092

120	Hanger Orthopedic Group Inc.	1,745

680	Health Management Associates Inc., (2)	5,209

110	Health Net Inc., (2)	2,991

140	HealthSouth Corporation, (2)	2,688

210	HealthSpring, Inc., (2)	5,426

70	Healthways Inc.	815

10	Henry Schein Inc., (2)	586

50	HMS Holdings Corporation, (2)	2,947

140	Humana Inc., (2)	7,034

10	Landauer Inc.	626

20	LHC Group, Inc.	464

30	Lifepoint Hospitals Inc., (2)	1,052

10	Lincare Holdings	251

40	Magellan Health Services, Inc., (2)	1,890

150	McKesson HBOC Inc.	9,267

40	Medax Inc., (2)	2,132

22	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

90	Medco Health Solutions, Inc., (2)	$4,685

10	Molina Healthcare Inc.	270

20	MWI Veterinary Supply, Inc.	1,154

150	Omnicare, Inc.	3,582

70	Owens and Minor Inc.	1,992

30	Pharmerica Corporation, (2)	286

60	PSS World Medical Inc., (2)	1,283

230	Psychiatric Solutions, Inc., (2)	7,716

20	Quest Diagnostics Incorporated	1,009

170	Select Medical Corporation, (2)	1,309

80	Sun Healthcare Group, Inc., (2)	678

20	Triple-S Management Corporation, Class B Shares	337

670	UnitedHealth Group Incorporated	23,524

150	Universal American Financial Corporation	2,212

70	Universal Health Services, Inc., Class B	2,720

40	Wellcare Health Plans Inc., (2)	1,158

240	Wellpoint Inc., (2)	13,594
	Total Health Care Providers & Services	184,091
	Health Care Technology – 0.1%

84	Allscripts Healthcare Solutions Inc., (2)	1,551

30	Cerner Corporation, (2)	2,520

10	Computer Programs and Systems, Inc.	426

40	MedAssets Inc., (2)	842

40	Omnicell, Inc., (2)	523

40	Quality Systems Inc.	2,652
	Total Health Care Technology	8,514
	Hotels, Restaurants & Leisure – 1.5%

20	AFC Enterprises, Inc., (2)	248

60	Bally Technologies, Inc., (2)	2,097

120	BJ’s Restaurants, Inc.	3,379

10	Bob Evans Farms	281

390	Boyd Gaming Corporation	2,827

190	Carnival Corporation	7,260

100	Cheesecake Factory Inc., (2)	2,647

200	Gaylord Entertainment Company	6,100

70	International Game Technology	1,011

50	Intl Speedway Corporation	1,220

80	Krispy Kreme Doughnuts Inc., (2)	366

10	Las Vegas Sands, (2)	348

70	Life Time Fitness Inc., (2)	2,763

20	Marriott International, Inc., Class A	717

400	McDonald’s Corporation	29,804

10	P.F. Changs China Bistro, Inc.	462

10	Peets Coffee and Tea Inc., (2)	342

50	Penn National Gaming, Inc., (2)	1,480

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

10	Pinnacle Entertainment Inc., (2)	$111

10	Red Robin Gourmet Burgers, Inc., (2)	196

170	Shuffle Master Inc., (2)	1,430

240	Starbucks Corporation	6,139

60	Starwood Hotels & Resorts Worldwide, Inc.	3,153

200	Texas Roadhouse, Inc.	2,812

70	WMS Industries Inc., (2)	2,665

520	Wyndham Worldwide Corporation	14,284

30	Wynn Resorts Ltd.	2,603

120	YUM! Brands, Inc.	5,527
	Total Hotels, Restaurants & Leisure	102,272
	Household Durables – 0.8%

200	American Greetings Corporation	3,718

300	Beazer Homes USA, Inc., (2)	1,239

190	D.R. Horton, Inc.	2,113

90	Fortune Brands Inc.	4,431

130	Garmin Limited	3,945

10	Helen of Troy Limited, (2)	253

90	Hovnanian Enterprises Inc., (2)	354

10	Jarden Corporation	311

570	La Z Boy Inc., (2)	4,811

180	Leggett and Platt Inc.	4,097

20	M/I Homes, Inc., (2)	207

80	Mohawk Industries Inc., (2)	4,264

30	National Presto Industries Inc.	3,194

100	Stanley Black & Decker Inc.	6,128

210	Tempur Pedic International Inc., (2)	6,510

30	Tupperware Corporation	1,373

10	Univeral Electronics Inc., (2)	208

80	Whirlpool Corporation	6,477
	Total Household Durables	53,633
	Household Products – 1.9%

30	Central Garden & Pet Company, (2)	311

10	Clorox Company	668

90	Colgate-Palmolive Company	6,917

20	Energizer Holdings Inc., (2)	1,345

110	Kimberly-Clark Corporation	7,155

1,930	Procter & Gamble Company	115,742

20	Spectrum Brands Inc.	544

10	WD 40 Company	380
	Total Household Products	133,062
	Independent Power Producers & Energy Traders – 0.3%

600	AES Corporation, (2)	6,810

200	Calpine Corporation, (2)	2,490

140	Constellation Energy Group	4,514

24	Nuveen Investments

Shares	Description (1)	Value

	Independent Power Producers & Energy Traders (continued)

150	NRG Energy Inc., (2)	$3,123
	Total Independent Power Producers & Energy Traders	16,937
	Industrial Conglomerates – 1.9%

280	3M Co.	24,279

5,870	General Electric Company	95,387

30	Raven Industries, Inc.	1,137

120	Textron Inc.	2,467

250	Tyco International Ltd.	9,182
	Total Industrial Conglomerates	132,452
	Insurance – 5.3%

180	Ace Limited	10,485

210	AFLAC Incorporated	10,859

390	Allstate Corporation	12,304

100	Alterra Capital Holdings Limited	1,992

220	American Equity Investment Life Holding Company	2,253

110	American International Group, (2)	4,301

70	American Physicians Capital, Inc.	2,902

90	Aon Corporation	3,520

50	Arch Capital Group Limited, (2)	4,190

40	Arthur J. Gallagher & Co.	1,055

20	Aspen Insurance Holdings Limited	606

120	Assurant Inc.	4,884

150	Assured Guaranty Limited	2,566

80	Axis Capital Holdings Limited	2,635

20	Baldwin & Lyons, Class B	509

930	Berkshire Hathaway Inc., Class B, (2)	76,892

260	Chubb Corporation	14,817

100	Cincinnati Financial Corporation	2,885

20	CNA Surety Corporation, (2)	358

660	CNO Financial Group Inc., (2)	3,656

80	Delphi Financial Group, Inc.	1,999

50	eHealth, Inc.	646

140	Employers Holdings, Inc.	2,208

30	Everest Reinsurance Group Ltd.	2,594

90	Fidelity National Title Group Inc., Class A	1,414

130	First American Corporation	1,942

470	Genworth Financial Inc., Class A, (2)	5,743

50	Global Indemnity PLC	802

10	Hanover Insurance Group Inc.	470

10	Harleysville Group, Inc.	328

420	Hartford Financial Services Group, Inc.	9,639

150	HCC Insurance Holdings Inc.	3,913

20	Horace Mann Educators Corporation	356

310	Lincoln National Corporation	7,415

240	Loews Corporation	9,096

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Insurance (continued)

10	Markel Corporation, (2)	$3,446

110	Marsh & McLennan Companies, Inc.	2,653

30	MBIA Inc., (2)	301

60	Mercury General Corporation	2,452

340	MetLife, Inc.	13,073

100	Montpelier Re Holdings Limited	1,732

30	National Financial Partners Corp., (2)	380

160	Old Republic International Corporation	2,216

120	PartnerRe Limited	9,622

70	Platinum Underwriters Holdings Limited	3,046

240	Primerica Inc.	4,882

190	Principal Financial Group, Inc.	4,925

80	ProAssurance Corporation, (2)	4,607

430	Progressive Corporation	8,974

410	Prudential Financial, Inc.	22,214

10	Reinsurance Group of America Inc.	483

100	RenaisasnceRE Holdings, Limited	5,996

60	RLI Corporation	3,397

80	Safety Insurance Group, Inc.	3,362

50	Seabright Insurance Holdings Inc.	403

150	Selective Insurance Group Inc.	2,444

250	Symetra Financial Corporation	2,615

50	Tower Group Inc.	1,168

40	Transatlantic Holdings Inc.	2,033

320	Travelers Companies, Inc.	16,672

100	Unitrin, Inc.	2,439

270	Unum Group	5,981

10	White Mountain Insurance Group	3,085

210	WR Berkley Corporation	5,685

640	XL Capital Ltd., Class A	13,862
	Total Insurance	366,382
	Internet & Catalog Retail – 0.5%

100	Amazon.com, Inc., (2)	15,706

260	Drugstore.com, Inc., (2)	499

10	Expedia, Inc.	282

130	Hosting Site Network, Inc., (2)	3,887

950	Liberty Media Holding Corporation Interactive, Class A, (2)	13,025

50	Nutri System Inc.	962

30	Overstock.com, Inc., (2)	472

30	Shutterfly, Inc., (2)	780
	Total Internet & Catalog Retail	35,613
	Internet Software & Services – 0.7%

430	Earthlink, Inc.	3,909

370	eBay Inc., (2)	9,028

20	Google Inc., Class A, (2)	10,516

26	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

140	GSI Commerce, Inc., (2)	$3,458

160	IAC/InterActiveCorp., (2)	4,203

210	InfoSpace, Inc.	1,819

60	Internap Network Services Corporation, (2)	295

60	Internet Capital Group Inc., (2)	662

40	j2 Global Communications, Inc., (2)	952

130	ModusLink Global Solutions Inc.	826

20	Monster Worldwide Inc., (2)	259

100	Openwave Systems Inc.	170

200	Perficient, Inc.	1,828

100	Rackspace Hosting Inc., (2)	2,598

210	Saba Software, Inc.	1,142

130	ValueClick, Inc., (2)	1,700

10	VeriSign, Inc., (2)	317

20	Vocus, Inc., (2)	370

150	Yahoo! Inc., (2)	2,126
	Total Internet Software & Services	46,178
	IT Services – 1.8%

230	Accenture Limited	9,773

170	Acxiom Corporation, (2)	2,696

60	Alliance Data Systems Corporation, (2)	3,916

140	Amdocs Limited, (2)	4,012

200	Automatic Data Processing, Inc.	8,406

10	Broadridge Financial Solutions, Inc.	229

20	CACI International Inc., (2)	905

130	Ciber, Inc., (2)	391

90	Cognizant Technology Solutions Corporation, Class A, (2)	5,802

90	Computer Sciences Corporation	4,140

150	Convergys Corporation, (2)	1,568

30	CoreLogic Inc.	575

20	CSG Systems International Inc., (2)	365

80	Diamond Management & Techology Consultants	1,000

40	DST Systems Inc.	1,794

10	Exlservice Holdings, Inc., (2)	195

180	Fidelity National Information Services	4,883

50	Fiserv, Inc., (2)	2,691

20	Forrester Research, Inc.	662

20	Gartner Inc., (2)	589

20	Genpact Limited, (2)	355

270	International Business Machines Corporation (IBM)	36,218

20	ManTech International Corporation, Class A, (2)	792

10	MasterCard, Inc.	2,240

60	Maximus Inc.	3,695

10	Paychex, Inc.	275

40	Rightnow Technologies, Inc.	788

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	IT Services (continued)

10	SAIC, Inc., (2)	$160

280	Sapient Corporation	3,352

10	SRA International, Inc., (2)	197

10	Syntel Inc.	445

10	TeleTech Holdings, Inc., (2)	148

20	Total System Services Inc.	305

490	VeriFone Holdings Inc., (2)	15,224

70	Visa Inc.	5,198

70	Western Union Company	1,237
	Total IT Services	125,221
	Leisure Equipment & Products – 0.2%

390	Callaway Golf Company	2,730

380	Eastman Kodak Company, (2)	1,596

10	Hasbro, Inc.	445

120	JAKKS Pacific Inc.	2,117

120	Mattel, Inc.	2,815

60	Polaris Industries Inc.	3,906

60	Pool Corporation	1,204

10	RC2 Corporation, (2)	210

80	Smith & Wesson Holding Corporation, (2)	285
	Total Leisure Equipment & Products	15,308
	Life Sciences Tools & Services – 0.5%

20	Affymetrix, Inc., (2)	91

20	Bio-Rad Laboratories Inc., (2)	1,810

450	Caliper Life Sciences, Inc.	1,796

20	Covance, Inc., (2)	936

20	Dionex Corporation, (2)	1,729

90	eResearch Technology, Inc., (2)	673

20	Illumina Inc., (2)	984

40	Life Technologies Corporation, (2)	1,868

100	Parexel International Corporation	2,313

100	Perkinelmer Inc.	2,314

80	Sequenom, Inc.	561

30	Techne Corporation	1,852

290	Thermo Fisher Scientific, Inc., (2)	13,885

20	Waters Corporation, (2)	1,416
	Total Life Sciences Tools & Services	32,228
	Machinery – 2.7%

890	ArvinMeritor Inc., (2)	13,831

40	Badger Meter Inc.	1,619

230	Barnes Group Inc.	4,046

240	Briggs & Stratton Corporation	4,562

40	Bucyrus International, Inc.	2,774

20	Cascade Corporation	636

230	Caterpillar Inc.	18,096

28	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

50	CLARCOR, Inc.	$1,932

60	Columbus McKinnon Corporation NY	995

90	Cummins Inc.	8,152

120	Danaher Corporation	4,873

270	Deere & Company	18,841

50	Donaldson Company, Inc.	2,357

60	Dover Corporation	3,133

130	Eaton Corporation	10,724

80	EnPro Industries Inc., (2)	2,502

240	Federal Signal Corporation	1,294

100	Gardner Denver, Inc.	5,368

90	Harsco Corporation	2,212

30	IDEX Corporation	1,065

220	Illinois Tool Works, Inc.	10,344

200	Ingersoll Rand Company Limited, Class A	7,142

50	Kaydon Corporation	1,730

30	Kennametal Inc.	928

20	LB Foster Company, (2)	579

10	Lincoln Electric Holdings Inc.	578

150	Manitowoc Company Inc.	1,817

20	Mueller Industries Inc.	530

20	Nacco Industries Inc.	1,748

90	Navistar International Corporation, (2)	3,928

60	Nordson Corporation	4,421

20	Oshkosh Truck Corporation, (2)	550

70	PACCAR Inc.	3,371

90	Pall Corporation	3,748

100	Parker Hannifin Corporation	7,006

130	Peerless Manufacturing Company	2,217

30	Pentair, Inc.	1,009

30	RBC Bearings Inc., (2)	1,019

130	Robbins & Myers, Inc.	3,481

50	SPX Corporation	3,164

20	Tennant Company	618

90	Titan International Inc.	1,221

230	TriMas Corporation	3,416

270	Trinity Industries Inc.	6,013

500	Wabash National Corporation	4,045

80	Wabtec Corporation	3,823
	Total Machinery	187,458
	Marine – 0.0%

10	Alexander and Bald, Inc.	348

10	Kirby Corporation, (2)	401
	Total Marine	749

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Media – 4.3%

10	Arbitron Inc.	$280

350	Cablevision Systems Corporation	9,167

1,370	CBS Corporation, Class B	21,728

10	Central European Media Enterprises Limited, (2)	250

110	Clear Channel Outdoor Holdings Inc., Class A, (2)	1,257

2,020	Comcast Corporation, Class A	36,522

120	Dex One Corporation, (2)	1,474

280	DIRECTV Group, Inc., (2)	11,656

90	Discovery Communications Inc., Class A Shares, (2)	3,920

120	Gannett Company Inc.	1,468

100	Global Sources, Limited	755

40	Harte-Hanks Inc.	467

450	Interpublic Group Companies, Inc., (2)	4,514

90	Knology, Inc., (2)	1,209

30	Lamar Advertising Company, (2)	955

560	Liberty Global Inc., A Shares, (2)	17,254

20	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	1,041

30	Liberty Media Starz, (2)	1,946

160	Live Nation Inc., (2)	1,581

90	McGraw-Hill Companies, Inc.	2,975

440	MediaCom Communications Corporation	2,908

90	National CineMedia, Inc.	1,611

310	New York Times, Class A, (2)	2,399

1,980	News Corporation, Class A	25,859

70	Omnicom Group, Inc.	2,764

270	Regal Entertainment Group, Class A	3,542

70	Rentrak Corporation	1,769

70	Scholastic Corporation	1,947

340	Sinclair Broadcast Group, Series A	2,387

120	Thomson Corporation	4,504

370	Time Warner Cable, Class A	19,976

720	Time Warner Inc.	22,068

270	Vallassis Communications Inc., (2)	9,150

400	Viacom Inc., Class B	14,476

370	Virgin Media, Inc.	8,517

1,550	Walt Disney Company	51,321

120	Warner Music Group Corporation, (2)	540

80	World Wrestling Entertainment Inc.	1,113
	Total Media	297,270
	Metals & Mining – 1.1%

40	AK Steel Holding Corporation	552

270	Alcoa Inc.	3,270

10	Allegheny Technologies, Inc.	465

30	Allied Nevada Gold Corporation, (2)	795

210	AM Castle & Co, (2)	2,783

30	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

10	Brush Engineered Material, (2)	$284

330	Capital Gold Corporation	1,594

130	Carpenter Technology Inc.	4,382

250	Century Aluminum Company, (2)	3,293

70	Cliffs Natural Resources Inc.	4,474

390	Coeur d’Alene Mines Corporation, (2)	7,769

40	Compass Minerals International, Inc.	3,065

110	Freeport-McMoRan Copper & Gold, Inc.	9,393

680	General Moly, Inc.	2,489

150	Globe Specialty Metals Inc., (2)	2,106

20	Haynes International Inc.	698

90	Hecla Mining Company, (2)	569

70	Kaiser Aluminum Corporation	2,995

140	Newmont Mining Corporation	8,793

40	Nucor Corporation	1,528

10	Olympic Steel Inc.	230

10	RTI International Metals, Inc., (2)	306

10	Steel Dynamics Inc.	141

30	Titanium Metals Corporation, (2)	599

40	United States Steel Corporation	1,754

110	US Gold Corporation, (2)	547

90	Walter Industries Inc.	7,316
	Total Metals & Mining	72,190
	Multiline Retail – 0.6%

10	99 Cents Only Stores, (2)	189

10	Big Lots, Inc., (2)	333

440	Dillard’s, Inc., Class A	10,402

110	Dollar General Corporation, (2)	3,218

10	Family Dollar Stores, Inc.	442

20	Freds Inc.	236

80	J.C. Penney Company, Inc.	2,174

60	Kohl’s Corporation, (2)	3,161

340	Macy’s, Inc.	7,851

40	Nordstrom, Inc.	1,488

220	Saks Inc., (2)	1,892

20	Sears Holding Corporation, (2)	1,443

170	Target Corporation	9,085
	Total Multiline Retail	41,914
	Multi-Utilities – 1.8%

70	Alliant Energy Corporation	2,545

150	Ameren Corporation	4,260

70	Avista Corporation	1,462

130	Black Hills Corporation	4,056

240	CenterPoint Energy, Inc.	3,773

210	CMS Energy Corporation	3,784

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Multi-Utilities (continued)

170	Consolidated Edison, Inc.	$8,197

350	Dominion Resources, Inc.	15,281

330	DTE Energy Company	15,157

70	Integrys Energy Group, Inc.	3,644

220	MDU Resources Group Inc.	4,389

210	NiSource Inc.	3,654

20	Northwestern Corporation	570

60	NSTAR	2,361

70	OGE Energy Corp.	2,791

200	PG&E Corporation	9,084

250	Public Service Enterprise Group Incorporated	8,270

70	Scana Corporation	2,822

220	Sempra Energy	11,836

30	TECO Energy, Inc.	520

120	Vectren Corporation	3,104

80	Wisconsin Energy Corporation	4,624

280	Xcel Energy, Inc.	6,432
	Total Multi-Utilities	122,616
	Office Electronics – 0.3%

1,980	Xerox Corporation	20,493

60	Zebra Technologies Corporation, Class A, (2)	2,018
	Total Office Electronics	22,511
	Oil, Gas & Consumable Fuels – 7.3%

20	Alpha Natural Resources Inc., (2)	823

350	Anadarko Petroleum Corporation	19,968

190	Apache Corporation	18,574

40	Atlas Energy Inc., (2)	1,146

20	ATP Oil & Gas Corporation, (2)	273

70	Berry Petroleum Company	2,221

60	Bill Barrett Corporation, (2)	2,160

350	Brigham Exploration Company, (2)	6,563

30	Cabot Oil & Gas Corporation	903

610	CAMAC Energy Inc.	1,946

350	Chesapeake Energy Corporation	7,928

980	Chevron Corporation	79,429

170	Cimarex Energy Company	11,251

180	Cobalt International Energy, Inc., (2)	1,719

120	Concho Resources Inc., (2)	7,940

780	ConocoPhillips	44,795

40	CONSOL Energy Inc.	1,478

110	Continental Resources Inc., (2)	5,100

80	Denbury Resources Inc., (2)	1,271

230	Devon Energy Corporation	14,890

250	DHT Maritime Inc.	1,033

1,010	El Paso Corporation	12,504

32	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

100	Energy Partners Limited	$1,201

150	Energy XXI Limited Bermuda	3,467

80	EOG Resources, Inc.	7,438

1,260	Exxon Mobil Corporation	77,855

40	Goodrich Petroleum Corporation, (2)	583

60	Gran Tiera Energy Inc., (2)	463

70	Harvest Natural Resources Inc., (2)	729

130	Hess Corporation	7,686

20	Holly Corporation	575

310	L&L Energy Inc.	2,486

350	Marathon Oil Corporation	11,585

270	Mariner Energy Inc., (2)	6,542

10	Massey Energy Company	310

210	McMoran Exploration Corporation, (2)	3,614

130	Murphy Oil Corporation	8,050

130	Newfield Exploration Company, (2)	7,467

60	Noble Energy, Inc.	4,505

170	Nordic American Tanker Shipping Ltd.	4,549

20	Northern Oil and Gas Inc., (2)	339

470	Occidental Petroleum Corporation	36,801

330	Patriot Coal Corporation, (2)	3,765

120	Peabody Energy Corporation	5,881

10	Penn Virginia Corporation	160

30	Pertoleum Development Corporation, (2)	828

20	Petrohawk Energy Corporation, (2)	323

120	Pioneer Natural Resources Company	7,804

170	QEP Resources Inc., (2)	5,124

10	Range Resources Corporation	381

20	Rex Energy Inc., (2)	256

140	Rosetta Resources, Inc., (2)	3,289

10	SandRidge Energy Inc., (2)	57

20	SM Energy Company	749

20	Southwestern Energy Company, (2)	669

380	Spectra Energy Corporation	8,569

90	Sunoco, Inc.	3,285

200	Swift Energy Company, (2)	5,616

30	Tesoro Corporation	401

20	Ultra Petroleum Corporation, (2)	840

90	Uranium Energy Corporation	295

280	Vaalco Energy Inc.	1,607

540	Valero Energy Corporation	9,455

110	W&T Offshore Inc.	1,166

140	Western Refining Inc.	734

60	Whiting Petroleum Corporation, (2)	5,731

330	Williams Companies, Inc.	6,306

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

50	World Fuel Services Corporation	$1,301
	Total Oil, Gas & Consumable Fuels	504,752
	Paper & Forest Products – 0.2%

30	Deltic Timber Corporation	1,344

30	Domtar Corporation	1,937

200	Glatfelter	2,432

320	International Paper Company	6,960

20	Neenah Paper, Inc.	304

20	Schweitzer-Mauduit International Inc.	1,166

190	Wausau Paper Corp., (2)	1,575
	Total Paper & Forest Products	15,718
	Personal Products – 0.1%

70	Avon Products, Inc.	2,248

50	China Sky One Medical Inc., (2)	380

40	China-Biotics Inc., (2)	440

30	Estee Lauder Companies Inc., Class A	1,897

40	Herbalife, Limited	2,414

20	NBTY Inc., (2)	1,100

70	Revlon Inc., (2)	883
	Total Personal Products	9,362
	Pharmaceuticals – 4.3%

380	Abbott Laboratories	19,851

50	Allergan, Inc.	3,327

10	Ardea Biosciences Inc., (2)	230

160	Biomimetic Therapeutics, Inc., (2)	1,824

80	BMP Sunstone Corporation, (2)	608

1,110	Bristol-Myers Squibb Company	30,092

290	Durect Corporation	737

370	Eli Lilly and Company	13,516

10	Endo Pharmaceuticals Holdings Inc., (2)	332

300	Forest Laboratories, Inc., (2)	9,279

120	Impax Laboratories Inc., (2)	2,376

940	Johnson & Johnson	58,242

1,920	Merck & Company Inc.	70,675

340	Nektar Therapautics, (2)	5,022

210	Obagi Medical Products, Inc.	2,205

50	Optimer Pharmaceuticals, Inc., (2)	459

20	Pain Therapeutics, Inc., (2)	124

40	Par Pharmaceuticals Inc., (2)	1,163

230	Perrigo Company	14,771

2,760	Pfizer Inc.	47,389

300	Questcor Pharmaceuticals Inc.	2,976

180	Salix Pharmaceuticals Limited, (2)	7,150

30	ViroPharma, Inc., (2)	447

130	Vivus, Inc., (2)	870

34	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

60	Watson Pharmaceuticals Inc., (2)	$2,539

90	Xenoport, Inc.	640
	Total Pharmaceuticals	296,844
	Professional Services – 0.3%

140	CBIZ Inc.	830

50	Corporate Executive Board Company	1,578

20	CoStar Group, Inc., (2)	974

90	Dolan Media Company	1,023

10	Dun and Bradstreet Inc.	741

60	Equifax Inc.	1,872

30	Exponent, Inc.	1,008

50	Hill International, Inc., (2)	224

60	Huron Consulting Group, Inc.	1,319

30	ICF International, Inc.	752

30	Kelly Services, Inc., (2)	352

180	Korn Ferry International, (2)	2,977

20	Manpower Inc.	1,044

10	Navigant Consulting Inc., (2)	116

10	Robert Half International Inc.	260

20	School Specialty Inc., (2)	260

20	SFN Group, (2)	120

30	The Advisory Board Company, (2)	1,325

110	TrueBlue Inc.	1,502

20	Verisk Analytics Inc., Class A Shares, (2)	560
	Total Professional Services	18,837
	Real Estate – 3.4%

180	Acadia Realty Trust	3,420

30	Alexandria Real Estate Equities Inc.	2,100

140	AMB Property Corp.	3,706

100	American Campus Communities Inc.	3,044

40	American Capital Agency Corporation	1,063

450	Annaly Capital Management Inc.	7,920

520	Anworth Mortgage Asset Corporation	3,708

110	Associated Estates Realty Corp.	1,538

50	AvalonBay Communities, Inc.	5,197

140	BioMed Realty Trust Inc.	2,509

70	Boston Properties, Inc.	5,818

260	Brandywine Realty Trust	3,185

30	Camden Property Trust	1,439

50	Capstead Mortgage Corporation	544

470	CBL & Associates Properties Inc.	6,138

390	Chimera Investments Corporation	1,541

180	Cogdell Spencer Inc.	1,138

120	Colonial Properties Trust	1,943

50	Colony Financial Inc.	924

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Real Estate (continued)

50	Commonwealth REIT	$1,280

180	DCT Industrial Trust Inc.	862

140	DiamondRock Hospitality Company, (2)	1,329

250	Douglas Emmett Inc.	4,378

290	Duke Realty Corporation	3,361

170	Dupont Fabros Technology Inc.	4,276

20	EastGroup Properties Inc.	748

70	Entertainment Properties Trust	3,023

30	Equity Lifestyles Properties Inc.	1,634

190	Equity Residential	9,038

110	Extra Space Storage Inc.	1,764

20	Federal Realty Investment Trust	1,633

70	First Potomac Realty Trust	1,050

130	Franklin Street Properties Corporation	1,615

80	Getty Realty Corporation	2,146

390	Glimcher Realty Trust	2,399

40	Hatteras Financial Corp.	1,139

160	Health Care Property Investors Inc.	5,757

50	Health Care REIT, Inc.	2,367

60	Healthcare Realty Trust, Inc.	1,403

280	Hersha Hospitality Trust	1,450

60	Highwoods Properties, Inc.	1,948

40	Home Properties New York, Inc.	2,116

90	Hospitality Properties Trust	2,010

380	Host Hotels & Resorts Inc.	5,502

210	Inland Real Estate Corporation	1,745

60	Kilroy Realty Corporation	1,988

190	Kimco Realty Corporation	2,993

520	Kite Realty Group Trust	2,309

170	LaSalle Hotel Properties	3,976

50	Liberty Property Trust	1,595

100	Macerich Company	4,295

40	Mack-Cali Realty Corporation	1,308

130	Medical Properties Trust Inc.	1,318

320	MFA Mortgage Investments, Inc.	2,442

40	Mid-America Apartment Communities	2,331

30	National Health Investors Inc.	1,322

80	National Retail Properties, Inc.	2,009

60	Nationwide Health Properties, Inc.	2,320

190	Omega Healthcare Investors Inc.	4,266

80	Plum Creek Timber Company	2,824

60	Post Properties, Inc.	1,675

80	Potlatch Corporation	2,720

190	ProLogis	2,238

20	PS Business Parks Inc.	1,131

36	Nuveen Investments

Shares	Description (1)	Value

	Real Estate (continued)

30	Public Storage, Inc.	$2,911

30	Rayonier Inc.	1,504

50	Realty Income Corporation	1,686

70	Redwood Trust Inc.	1,012

50	Regency Centers Corporation	1,974

610	Resource Capital Corporation	3,874

100	Retail Opportunity Investments Corporation	957

60	Senior Housing Properties Trust	1,410

160	Simon Property Group, Inc.	14,838

150	SL Green Realty Corporation	9,500

30	Sovran Self Storage Inc.	1,137

20	Starwood Property Trust Inc.	397

140	Sunstone Hotel Investors Inc., (2)	1,270

40	Tanger Factory Outlet Centers	1,886

110	UDR Inc.	2,323

70	Ventas Inc.	3,610

90	Vornado Realty Trust	7,698

50	Washington Real Estate Investment Trust	1,587

391	Weyerhaeuser Company	6,162
	Total Real Estate	233,644
	Real Estate Management & Development – 0.1%

70	CB Richard Ellis Group, Inc., Class A, (2)	1,280

380	Forest City Enterprises, Inc., (2)	4,875

10	Jones Lang LaSalle Inc.	863
	Total Real Estate Management & Development	7,018
	Road & Rail – 1.0%

160	Arkansas Best Corporation	3,877

280	Avis Budget Group Inc., (2)	3,262

190	Celadon Group, Inc.	2,624

270	CSX Corporation	14,936

90	Genesee & Wyoming Inc.	3,905

10	J.B. Hunt Transports Serives Inc.	347

60	Kansas City Southern Industries, (2)	2,245

30	Knight Transportation Inc.	580

10	Landstar System	386

30	Marten Transport, Ltd., (2)	695

250	Norfolk Southern Corporation	14,878

10	Ryder System, Inc.	428

270	Union Pacific Corporation	22,086

40	Werner Enterprises, Inc.	820
	Total Road & Rail	71,069
	Semiconductors & Equipment – 2.4%

20	Actel Corporation, (2)	319

100	Advanced Energy Industriess Inc.	1,306

1,890	Advanced Micro Devices, Inc., (2)	13,438

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

80	Altera Corporation	$2,413

450	Amkor Technology Inc., (2)	2,957

310	Anadigics Inc.	1,888

20	Analog Devices, Inc.	628

220	Applied Materials, Inc.	2,570

140	Applied Micro Circuits Corporation	1,400

30	Atheros Communications, Inc., (2)	791

60	ATMI Inc.	892

270	Broadcom Corporation, Class A	9,555

70	Cavium Networks, Inc., (2)	2,013

150	CEVA, Inc.	2,145

170	Cirrus Logic Inc., (2)	3,033

10	Cree, Inc., (2)	543

10	Cymer, Inc., (2)	371

10	Diodes Inc., (2)	171

310	Energy Conversion Devices Inc., (2)	1,556

310	Fairchild Semiconductor International Inc., Class A, (2)	2,914

50	FEI Company, (2)	979

50	GT Solar International Inc., (2)	419

40	Hittite Microwave Corporation, (2)	1,906

200	Integrated Device Technology, Inc., (2)	1,170

1,680	Intel Corporation	32,306

20	International Rectifier Corporation, (2)	422

20	Intersil Holding Corporation, Class A	234

50	KLA-Tencor Corporation	1,762

550	Kulicke & Soffa Industries Inc., (2)	3,405

10	Lam Research Corporation, (2)	419

330	Lattice Semiconductor Corporation	1,568

110	LSI Logic Corporation, (2)	502

30	Marvell Technology Group Ltd., (2)	525

290	Mattson Technology, Inc., (2)	798

120	Maxim Integrated Products, Inc.	2,221

10	MEMC Electronic Materials, (2)	119

70	Micrel, Incorporated	690

850	Micron Technology, Inc., (2)	6,129

60	Microsemi Corporation, (2)	1,029

490	MIPS Technologies, Inc., (2)	4,768

50	MKS Instruments Inc.	899

90	Netlogic Microsystems Inc., (2)	2,482

130	Novellus Systems, Inc., (2)	3,455

10	NVE Corporation, (2)	430

10	NVIDIA Corporation, (2)	117

110	Omnivision Technologies, Inc.	2,534

10	ON Semiconductor Corporation, (2)	72

530	Photronics Inc., (2)	2,804

38	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

30	Power Integrations Inc.	$954

50	Rambus Inc., (2)	1,042

330	RF Micro Devices, Inc., (2)	2,026

40	Rubicon Technology Inc., (2)	908

70	Rudolph Technologies, (2)	582

140	Semtech Corporation, (2)	2,827

210	Silicon Image, Inc., (2)	1,004

390	Skyworks Solutions Inc., (2)	8,065

80	SunPower Corporation, (2)	1,152

40	Tessera Technologies Inc., (2)	740

340	Texas Instruments Incorporated	9,228

430	TriQuint Semiconductor, Inc., (2)	4,128

170	Veeco Instruments Inc., (2)	5,928

80	Xilinx, Inc.	2,129
	Total Semiconductors & Equipment	165,780
	Software – 2.3%

50	ACI Worldwide, Inc., (2)	1,120

80	Activision Blizzard Inc.	866

30	Advent Software Inc., (2)	1,566

40	Ansys Inc., (2)	1,690

200	Ariba Inc., (2)	3,780

10	Asiainfo Holdings, Inc., (2)	197

140	Aspen Technology Inc.	1,452

10	Autodesk, Inc., (2)	320

80	Blackbaud, Inc.	1,923

80	Blackboard, Inc., (2)	2,883

20	BMC Software, Inc., (2)	810

70	Bottomline Technologies, Inc.	1,075

80	CA Inc.	1,690

340	CDC Corporation	1,438

90	Citrix Systems, (2)	6,142

150	CommVault Systems, Inc., (2)	3,905

50	Concur Technologies, Inc., (2)	2,472

30	Ebix, Inc., (2)	704

50	EPIQ Systems, Inc.	613

90	Fair Isaac Corporation	2,219

90	Fortinet Inc.	2,250

110	Henry Jack and Associates Inc.	2,805

40	Informatica Corporation, (2)	1,536

70	Interactive Intelligence, Inc.	1,232

160	JDA Software Group, (2)	4,058

190	Lawson Software, Inc., (2)	1,609

280	Mentor Graphics Corporation	2,960

50	Micros Systems, Inc., (2)	2,117

1,480	Microsoft Corporation	36,245

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Software (continued)

20	Microstrategy Inc., (2)	$1,732

160	NetScout Systems, Inc., (2)	3,282

220	Novell Inc., (2)	1,313

10	Nuance Communications, Inc., (2)	156

480	Oracle Corporation	12,888

270	Parametric Technology Corporation, (2)	5,276

40	Pegasystems, Inc.	1,242

80	Progress Software Corporation, (2)	2,648

30	PROS Holdings, Inc., (2)	278

110	Quest Software Inc., (2)	2,705

70	Radiant Systems, Inc., (2)	1,197

20	Red Hat, Inc., (2)	820

50	Rosetta Stone Inc., (2)	1,062

80	Rovi Corporation, (2)	4,033

40	Solera Holdings Inc.	1,766

160	SuccessFactors, Inc., (2)	4,018

180	Symantec Corporation, (2)	2,731

50	Synopsys Inc., (2)	1,239

10	Take-Two Interactive Software, Inc., (2)	101

100	Taleo Corporation, (2)	2,899

230	TeleCommunication Systems, (2)	899

330	Tibco Software Inc., (2)	5,854

20	Tyler Technologies Inc., (2)	403

40	Ultimate Software Group, Inc., (2)	1,546

160	Unica Corporation	3,357

30	Vasco Data Security International, Inc., (2)	195

30	VMware Inc., (2)	2,548

40	Websense Inc., (2)	710
	Total Software	158,575
	Specialty Retail – 2.1%

10	Aaron Rents Inc.	185

10	Abercrombie & Fitch Co., Class A	393

40	Advance Auto Parts, Inc.	2,347

70	Aeropostale, Inc., (2)	1,628

70	American Eagle Outfitters, Inc.	1,047

10	America’s Car-Mart, Inc., (2)	252

150	Ann Taylor Stores Corporation, (2)	3,036

10	Asbury Automotive Group, Inc., (2)	141

60	AutoNation Inc., (2)	1,395

20	AutoZone, Inc., (2)	4,578

20	Barnes & Noble Inc.	324

120	Best Buy Co., Inc.	4,900

30	Buckle Inc.	796

150	Cabela’s Incorporated, (2)	2,847

120	Cato Corporation	3,211

40	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

60	Childrens Place Retail Stores Inc., (2)	$2,926

40	Christopher & Banks Corporation	316

90	Colective Brands Inc., (2)	1,453

220	Dress Barn, Inc., (2)	5,225

200	DSW Inc., (2)	5,740

140	Finish Line, Inc.	1,947

30	Foot Locker, Inc.	436

50	GameStop Corporation, (2)	986

30	Gap, Inc.	559

40	Genesco Inc.	1,195

10	Group 1 Automotive Inc., (2)	299

160	Haverty Furniture Companies Inc.	1,746

20	Hhgregg Inc., (2)	495

90	Hibbett Sporting Goods, Inc., (2)	2,246

700	Home Depot, Inc.	22,176

60	J. Crew Group Inc., (2)	2,017

70	Jo Ann Stores, Inc., (2)	3,119

135	Joseph A Bank Clothiers, Inc., (2)	5,752

20	Kirkland’s, Inc., (2)	277

110	Limited Brands, Inc.	2,946

600	Lowe’s Companies, Inc.	13,374

40	Mens Wearhouse Inc.	952

350	OfficeMax Inc., (2)	4,582

10	O’Reilly Automotive Inc., (2)	532

370	Pacific Sunwear of California, Inc., (2)	1,935

60	RadioShack Corporation	1,280

150	Rent-A-Center Inc., (2)	3,357

80	Ross Stores, Inc.	4,370

110	Shoe Carnival, Inc., (2)	2,224

110	Signet Jewelers Limited, (2)	3,491

80	Staples, Inc.	1,674

150	Talbots, Inc., (2)	1,965

100	Tiffany & Co.	4,699

100	TJX Companies, Inc.	4,463

100	Tractor Supply Company	3,966

20	Vitamin Shoppe Inc., (2)	549

30	Williams-Sonoma Inc.	951

20	Zumiez, Inc., (2)	423
	Total Specialty Retail	143,723
	Textiles, Apparel & Luxury Goods – 0.9%

60	Carter’s Inc., (2)	1,580

40	Coach, Inc.	1,718

290	Deckers Outdoor Corporation, (2)	14,488

20	Fossil Inc., (2)	1,076

170	Iconix Brand Group, Inc.	2,975

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

250	Jones Apparel Group, Inc.	$4,910

60	K Swiss, Inc., (2)	765

40	Maidenform Brands Inc., (2)	1,154

110	Nike, Inc., Class B	8,815

170	Perry Ellis International, Inc.	3,715

110	Phillips-Van Heusen Corporation	6,618

570	Quicksilver Inc., (2)	2,229

30	Steven Madden Limited, (2)	1,232

50	VF Corporation	4,051

60	Warnaco Group, Inc., (2)	3,068

10	Weyco Group, Inc.	242
	Total Textiles, Apparel & Luxury Goods	58,636
	Thrifts & Mortgage Finance – 0.3%

20	Astoria Financial Corporation	273

20	Berkshire Hills Bancorp, Inc.	379

20	First Financial Holdings, Inc.	223

50	Flushing Financial Corporation	578

40	Home Federal Bancorp, Inc.	487

160	Hudson City Bancorp, Inc.	1,962

240	MGIC Investment Corporation, (2)	2,215

320	New York Community Bancorp, Inc.	5,200

180	People’s United Financial, Inc.	2,356

90	Provident Financial Services Inc.	1,112

40	Provident New York Bancorp.	336

270	Radian Group Inc.	2,111

50	TrustCo Bank Corporation NY	278
	Total Thrifts & Mortgage Finance	17,510
	Tobacco – 0.9%

1,030	Altria Group, Inc.	24,741

60	Lorillard Inc.	4,819

460	Philip Morris International	25,769

120	Reynolds American Inc.	7,127

10	Universal Corporation	401

11	Vector Group Ltd.	196
	Total Tobacco	63,053
	Trading Companies & Distributors – 0.3%

390	Aircastle LTD	3,307

10	Applied Industrial Technologies Inc.	306

130	Beacon Roofing Supply Company	1,894

30	Fastenal Company	1,596

40	GATX Corporation	1,173

110	Rush Enterprises, Class A	1,687

150	Textainer Group Holdings Limited	4,011

40	Watsco Inc.	2,227

140	WESCO International Inc., (2)	5,501
	Total Trading Companies & Distributors	21,702

42	Nuveen Investments

Shares	Description (1)			Value

	Water Utilities – 0.1%

80	American States Water Co.			$2,862

80	American Water Works Company			1,862

190	Aqua America Inc.			3,876

20	Connecticut Water Service, Inc.			479
	Total Water Utilities			9,079
	Wireless Telecommunication Services – 0.4%

90	American Tower Corporation, (2)			4,613

80	Clearwire Corporation, (2)			647

30	Crown Castle International Corporation, (2)			1,325

60	Fibertower Corporation			254

50	Leap Wireless International, Inc., (2)			618

10	Metropcs Communications Inc., (2)			105

30	NII Holdings Inc., Class B, (2)			1,233

10	NTELOS Holdings Corporation			169

50	Shenandoah Telecommunications Company			909

1,620	Sprint Nextel Corporation, (2)			7,501

100	Syniverse Holdings Inc., (2)			2,267

80	Telephone and Data Systems Inc.			2,624

30	United States Cellular Corporation, (2)			1,379

180	USA Mobility Inc.			2,885
	Total Wireless Telecommunication Services			26,529
	Total Common Stocks (cost $5,987,470)			6,376,182

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 4.6%

2,400	i-Shares Russell 1000 Index Fund			$151,560

2,400	i-Shares Russell 2000 Index Fund			161,928
	Total Investment Companies (cost $307,704)			313,488

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.3%

$229	Repurchase Agreement with State Street Bank, dated 9/30/10, repurchase price $228,858, collateralized by $220,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $235,554	0.080%	10/01/10	$228,857
	Total Short-Term Investments (cost $228,857)			228,857
	Total Investments (cost $6,524,031) – 100.5%			6,918,527
	Other Assets Less Liabilities – (0.5)%			(33,317)
	Net Assets – 100%			$6,885,210

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen U.S. Equity Completeness Fund (continued)

September 30, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,376,182	$—	$—	$6,376,182
Investment Companies	313,488	—	—	313,488
Short-Term Investments	228,857	—	—	228,857
Total	$6,918,527	$—	$—	$6,918,527

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $6,552,160.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$630,183
Depreciation	(263,816)
Net unrealized appreciation (depreciation) of investments	$366,367

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

44	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 95.7%

	Aerospace & Defense – 5.7%

550	Lockheed Martin Corporation	$39,204

500	Raytheon Company	22,855
	Total Aerospace & Defense	62,059
	Biotechnology – 1.0%

200	Amgen Inc., (2)	11,022
	Commercial Banks – 1.9%

800	Wells Fargo & Company	20,104
	Commercial Services & Supplies – 2.9%

1,450	Pitney Bowes Inc.	31,001
	Communications Equipment – 3.7%

4,700	Motorola, Inc., (2)	40,091
	Computers & Peripherals – 1.9%

500	Hewlett-Packard Company	21,035
	Containers & Packaging – 1.0%

450	Packaging Corp. of America	10,427
	Diversified Financial Services – 3.5%

9,800	Citigroup Inc., (2)	38,220
	Diversified Telecommunication Services – 2.6%

2,220	Frontier Communications Corporation	18,137

325	Verizon Communications Inc.	10,592
	Total Diversified Telecommunication Services	28,729
	Food & Staples Retailing – 1.8%

900	Kroger Co.	19,494
	Household Products – 1.8%

300	Kimberly-Clark Corporation	19,515
	Insurance – 20.9%

650	Aon Corporation	25,422

1,900	Genworth Financial Inc., Class A, (2)	23,218

1,700	Hartford Financial Services Group, Inc.	39,015

750	Loews Corporation	28,425

950	MetLife, Inc.	36,528

1,500	Symetra Financial Corporation	15,690

600	Travelers Companies, Inc.	31,260

1,250	Unum Group	27,688
	Total Insurance	227,246
	Machinery – 1.7%

850	Trinity Industries Inc.	18,930
	Media – 3.7%

1,100	Viacom Inc., Class B	39,809
	Metals & Mining – 8.8%

800	AngloGold Ashanti Limited, Sponsored ADR, (4)	36,992

800	Barrick Gold Corporation, (4)	37,032

550	Nucor Corporation	21,010
	Total Metals & Mining	95,034

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 7.2%

400	Eni S.p.A., Sponsored ADR	$17,272

400	Exxon Mobil Corporation	24,716

225	Occidental Petroleum Corporation	17,618

350	Total S.A., Sponsored ADR	18,060
	Total Oil, Gas & Consumable Fuels	77,666
	Pharmaceuticals – 14.1%

1,275	Merck & Company Inc.	46,933

2,300	Pfizer Inc.	39,491

1,100	Sanofi-Aventis, Sponsored ADR	36,575

1,200	Valeant Pharmaceuticals International	30,060
	Total Pharmaceuticals	153,059
	Road & Rail – 1.5%

200	Union Pacific Corporation, (4)	16,360
	Software – 6.2%

2,450	CA Inc.	51,741

625	Microsoft Corporation	15,306
	Total Software	67,047
	Tobacco – 2.3%

450	Philip Morris International	25,209
	Wireless Telecommunication Services – 1.5%

650	Vodafone Group PLC, Sponsored ADR	16,127
	Total Common Stocks (cost $1,000,656)	1,038,184

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.5%

	Diversified Financial Services – 0.5%

225	Citigroup Capital XIII	7.875%		Ba1	$5,625
	Total $25 Par (or similar) Preferred Securities (cost $5,625)				5,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 3.8%

	Insurance – 3.8%

40	Genworth Financial Inc.	5.750%	6/15/14	BBB	$41,445
	Total Corporate Bonds (cost $36,992)				41,445
	Total Investments (cost $1,043,274) – 100.0%				1,085,254
	Other Assets Less Liabilities – 0.0%				489
	Net Assets – 100%				$1,085,743

Investments in Derivatives

Call Options Written outstanding as of September 30, 2010:

Number of Contracts	Type	Notional Amount (5)	Expiration Date	Strike Price	Value

(6)	Anglogold Limited	$(24,000)	10/16/2010	$40.0	$(3,780)

(4)	Barrick Gold Corporation	(19,600)	1/22/2011	49.0	(824)

(2)	Union Pacific Corporation	(17,000)	1/22/2011	85.0	(700)
(12)	Total Call Options Written (premiums received $3,968)	$(60,600)			$(5,304)

46	Nuveen Investments

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,038,184	$—	$—	$1,038,184
Preferred Securities*	—	5,625	—	5,625
Corporate Bonds	—	41,445	—	41,445
Derivatives:
Call Options Written	(5,304)	—	—	(5,304)
Total	$1,032,880	$47,070	$—	$1,079,950
*	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$5,304

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding investments in derivatives) was $1,043,274.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$79,837
Depreciation	(37,856)
Net unrealized appreciation (depreciation) of investments	$41,981

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen NWQ Equity Income Fund (continued)

September 30, 2010

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged as collateral for call options written.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

48	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 97.2%

	Aerospace & Defense – 1.8%

100	Alliant Techsystems Inc., (2)	$7,540

2,400	BE Aerospace Inc., (2)	72,744

18,560	Boeing Company	1,234,982

3,800	General Dynamics Corporation	238,678

1,600	Goodrich Corporation	117,968

70,650	Honeywell International Inc.	3,104,361

1,300	ITT Industries, Inc.	60,879

1,300	L-3 Communications Holdings, Inc.	93,951

1,200	Lockheed Martin Corporation	85,536

5,600	Northrop Grumman Corporation	339,528

4,900	Raytheon Company	223,979

1,100	Rockwell Collins, Inc.	64,075

1,900	Spirit AeroSystems Holdings Inc., (2)	37,867

1,300	United Technologies Corporation	92,599
	Total Aerospace & Defense	5,774,687
	Air Freight & Logistics – 0.0%

1,600	FedEx Corporation	136,800

200	UTI Worldwide, Inc.	3,216
	Total Air Freight & Logistics	140,016
	Airlines – 0.1%

5,400	AMR Corporation, (2)	33,858

300	Copa Holdings SA	16,173

11,400	Southwest Airlines Co.	148,998

1,600	UAL Corporation, (2)	37,808
	Total Airlines	236,837
	Auto Components – 0.8%

1,700	Autoliv Inc.	111,061

200	BorgWarner Inc., (2)	10,524

400	Federal Mogul Corporation, Class A Shares, (2)	7,564

73,800	Johnson Controls, Inc.	2,250,900

900	Lear Corporation, (2)	71,037

1,100	TRW Automotive Holdings Corporation, (2)	45,716
	Total Auto Components	2,496,802
	Beverages – 4.1%

600	Brown-Forman Corporation	36,984

300	Central European Distribution Corporation, (2)	6,696

60,350	Coca-Cola Company	3,531,682

2,700	Coca-Cola Enterprises Inc.	83,700

3,100	Constellation Brands, Inc., Class A, (2)	54,839

55,280	Dr. Pepper Snapple Group	1,963,546

200	Hansen Natural Corporation, (2)	9,324

40,100	Molson Coors Brewing Company, Class B	1,893,522

80,200	PepsiCo, Inc.	5,328,488
	Total Beverages	12,908,781

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Biotechnology – 0.7%

100	Abraxis Bioscience Inc.	$7,734

34,290	Amgen Inc., (2)	1,889,722

4,200	Biogen Idec Inc., (2)	235,704

1,100	Cephalon, Inc., (2)	68,684

1,200	Genzyme Corporation, (2)	84,948
	Total Biotechnology	2,286,792
	Building Products – 0.0%

300	Armstrong World Industries Inc., (2)	12,453

1,000	Masco Corporation	11,010

1,300	Owens Corning, (2)	33,319
	Total Building Products	56,782
	Capital Markets – 2.9%

5,300	Ameriprise Financial, Inc.	250,849

9,300	Bank of New York Company, Inc.	243,009

4,450	BlackRock Inc.	757,613

1,300	E*Trade Group Inc., (2)	18,902

400	Federated Investors Inc.	9,104

100	GLG Partners Inc., (2)	450

18,600	Goldman Sachs Group, Inc.	2,689,188

75,400	Invesco LTD	1,600,742

400	Janus Capital Group Inc.	4,380

800	Jefferies Group, Inc.	18,152

53,700	Legg Mason, Inc.	1,627,647

10,100	Morgan Stanley	249,268

1,000	Northern Trust Corporation	48,240

1,200	Raymond James Financial Inc.	30,396

3,400	State Street Corporation	128,044

90,050	TD Ameritrade Holding Corporation, (2)	1,454,308
	Total Capital Markets	9,130,292
	Chemicals – 1.3%

2,000	Ashland Inc.	97,540

1,400	Cabot Corporation	45,598

300	CF Industries Holdings, Inc.	28,650

1,300	Cytec Industries, Inc.	73,294

17,300	Dow Chemical Company	475,058

14,400	E.I. Du Pont de Nemours and Company	642,528

20,510	Eastman Chemical Company	1,517,740

400	FMC Corporation	27,364

4,200	Huntsman Corporation	48,552

200	Intrepid Potash Inc., (2)	5,214

14,860	PPG Industries, Inc.	1,081,808

1,100	RPM International, Inc.	21,912

600	Sherwin-Williams Company	45,084

100	Sigma-Aldrich Corporation	6,038

1,700	Valspar Corporation	54,145
	Total Chemicals	4,170,525

50	Nuveen Investments

Shares	Description (1)	Value

	Commercial & Professional Services – 0.0%

1,400	Corrections Corporation of America, (2)	$34,552
	Commercial Banks – 6.1%

129,497	Associated Banc-Corp.	1,708,065

900	BancorpSouth Inc.	12,762

700	Bank of Hawaii Corporation	31,444

61,550	BB&T Corporation	1,482,124

400	BOK Financial Corporation	18,052

4,400	Capitalsource Inc.	23,496

7,900	CIT Group Inc., (2)	322,478

900	City National Corporation	47,763

3,600	Comerica Incorporated	133,740

1,000	Commerce Bancshares Inc.	37,590

800	Cullen/Frost Bankers, Inc.	43,096

41,490	East West Bancorp Inc.	675,457

17,100	Fifth Third Bancorp.	205,713

100	First Citizens BancShares Inc.	18,527

3,700	Fulton Financial Corporation	33,522

16,100	Huntington BancShares, Inc.	91,287

22,900	KeyCorp.	182,284

15,740	M&T Bank Corporation	1,287,689

7,500	Marshall and Ilsley Corporation	52,800

13,900	PNC Financial Services Group, Inc.	721,549

24,800	Popular, Inc., (2)	71,920

28,700	Regions Financial Corporation	208,649

9,500	SunTrust Banks, Inc.	245,385

9,800	Synovus Financial Corp.	24,108

2,100	TCF Financial Corporation	33,999

270,920	U.S. Bancorp	5,857,290

3,600	Valley National Bancorp.	46,440

232,720	Wells Fargo & Company	5,848,254

1,200	Wilmington Trust Corporation	10,776

3,800	Zions Bancorporation	81,168
	Total Commercial Banks	19,557,427
	Commercial Services & Supplies – 0.6%

1,700	Avery Dennison Corporation	63,104

1,200	Cintas Corporation	33,060

800	Covanta Holding Corporation	12,600

200	KAR Auction Services Inc., (2)	2,522

3,400	Pitney Bowes Inc.	72,692

2,100	R.R. Donnelley & Sons Company	35,616

43,910	Republic Services, Inc.	1,338,816

400	Waste Connections Inc., (2)	15,864

8,800	Waste Management, Inc.	314,512
	Total Commercial Services & Supplies	1,888,786

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Communications Equipment – 1.8%

700	Brocade Communications Systems Inc., (2)	$4,088

135,050	Cisco Systems, Inc., (2)	2,957,595

400	CommScope Inc., (2)	9,496

700	Echostar Holding Corporation, Class A, (2)	13,356

26,000	Motorola, Inc., (2)	221,780

57,800	QUALCOMM, Inc.	2,607,936

5,700	Tellabs Inc.	42,465
	Total Communications Equipment	5,856,716
	Computers & Peripherals – 0.4%

500	Diebold Inc.	15,545

22,190	Hewlett-Packard Company	933,533

2,600	Lexmark International, Inc., Class A, (2)	116,012

4,500	Seagate Technology, (2)	53,010

2,800	Western Digital Corporation, (2)	79,492
	Total Computers & Peripherals	1,197,592
	Construction & Engineering – 0.4%

200	AECOM Technology Corporation, (2)	4,852

1,500	Chicago Bridge & Iron Company N.V., (2)	36,675

1,000	Fluor Corporation	49,530

2,500	KBR Inc.	61,600

28,770	Shaw Group Inc., (2)	965,521

900	URS Corporation, (2)	34,182
	Total Construction & Engineering	1,152,360
	Construction Materials – 0.0%

400	Vulcan Materials Company	14,768
	Consumer Finance – 0.9%

2,600	Americredit Corp., (2)	63,596

63,670	Capital One Financial Corporation	2,518,149

10,900	Discover Financial Services	181,812

9,700	SLM Corporation, (2)	112,035
	Total Consumer Finance	2,875,592
	Containers & Packaging – 0.6%

1,000	AptarGroup Inc.	45,670

1,400	Ball Corporation	82,390

1,700	Bemis Company, Inc.	53,975

600	Greif Inc.	35,304

49,500	Owens-Illinois, Inc., (2)	1,388,970

1,900	Packaging Corp. of America	44,023

300	Pactiv Corporation, (2)	9,894

2,900	Sealed Air Corporation	65,192

1,900	Sonoco Products Company	63,536

1,500	Temple-Inland Inc.	27,990
	Total Containers & Packaging	1,816,944
	Distributors – 0.0%

2,900	Genuine Parts Company	129,311

52	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services – 0.0%

200	Education Management Corporation, (2)	$2,936

2,000	H & R Block Inc.	25,900

4,400	Service Corporation International	37,928
	Total Diversified Consumer Services	66,764
	Diversified Financial Services – 3.4%

477,370	Bank of America Corporation	6,258,320

290,800	Citigroup Inc., (2)	1,134,120

200	CME Group, Inc.	52,090

100	Interactive Brokers Group, Inc., (2)	1,721

86,700	JPMorgan Chase & Co.	3,300,669

1,500	Leucadia National Corporation, (2)	35,430

700	Nasdaq Stock Market, Inc., (2)	13,601

3,800	New York Stock Exchange Euronext	108,566
	Total Diversified Financial Services	10,904,517
	Diversified REIT – 0.1%

1,400	Liberty Property Trust	44,660

3,300	Vornado Realty Trust	282,249
	Total Diversified REIT	326,909
	Diversified Telecommunication Services – 3.5%

123,900	AT&T Inc.	3,543,540

82,200	BCE INC.	2,671,500

27,500	CenturyTel, Inc.	1,085,150

13,000	Frontier Communications Corporation	106,210

1,600	Level 3 Communications Inc., (2)	1,500

57,000	Qwest Communications International Inc.	357,390

99,460	Verizon Communications Inc.	3,241,401

7,500	Windstream Corporation	92,175
	Total Diversified Telecommunication Services	11,098,866
	Electric Utilities – 2.6%

2,300	Allegheny Energy, Inc.	56,396

11,500	American Electric Power Company, Inc.	416,645

47,960	DPL Inc.	1,253,195

99,860	Duke Energy Corporation	1,768,521

7,500	Edison International	257,925

4,100	Entergy Corporation	313,773

40,510	Exelon Corporation	1,724,916

4,100	FirstEnergy Corp.	158,014

2,800	Great Plains Energy Incorporated	52,920

2,600	Hawaiian Electric Industries	58,604

100	ITC Holdings Corporation	6,225

7,400	NextEra Energy Inc.	402,486

4,200	Northeast Utilities	124,194

6,000	NV Energy Inc.	78,900

6,200	Pepco Holdings, Inc.	115,320

2,800	Pinnacle West Capital Corporation	115,556

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Electric Utilities (continued)

6,200	PPL Corporation	$168,826

6,500	Progress Energy, Inc.	288,730

20,200	Southern Company	752,248

2,800	Westar Energy Inc.	67,844
	Total Electric Utilities	8,181,238
	Electrical Equipment – 0.8%

200	Babcock & Wilcox Company	4,256

400	General Cable Corporation, (2)	10,848

700	Hubbell Incorporated, Class B	35,525

100	Regal-Beloit Corporation	5,869

38,470	Rockwell Automation, Inc.	2,374,753

900	Thomas & Betts Corporation, (2)	36,918
	Total Electrical Equipment	2,468,169
	Electronic Components – 0.1%

700	AVX Group	9,674

20,800	Corning Incorporated	380,224

3,400	Vishay Intertechnology Inc., (2)	32,912
	Total Electronic Components	422,810
	Electronic Equipment & Instruments – 0.0%

600	Arrow Electronics, Inc., (2)	16,038

700	Avnet Inc., (2)	18,907

1,200	Ingram Micro, Inc., Class A, (2)	20,232

300	Jabil Circuit Inc.	4,323

1,200	Molex Inc.	25,116

600	Tech Data Corporation, (2)	24,180

200	Vishay Precision Group Inc.	3,122
	Total Electronic Equipment & Instruments	111,918
	Energy Equipment & Services – 0.8%

300	Atwood Oceanics Inc., (2)	9,135

3,900	Baker Hughes Incorporated	166,140

900	Cooper Cameron Corporation, (2)	38,664

600	Diamond Offshore Drilling, Inc.	40,662

100	Dresser Rand Group, Inc., (2)	3,689

1,600	Exterran Holdings, Inc., (2)	36,336

43,540	Halliburton Company	1,439,868

1,400	Helmerich & Payne Inc.	56,644

1,400	McDermott International Inc., (2)	20,692

900	Nabors Industries Inc., (2)	16,254

6,200	National-Oilwell Varco Inc.	275,714

600	Oceaneering International Inc., (2)	32,316

1,100	Oil States International Inc., (2)	51,205

2,300	Patterson-UTI Energy, Inc.	39,284

400	Pride International Inc., (2)	11,772

2,500	Rowan Companies Inc., (2)	75,900

1,000	Schlumberger Limited	61,610

54	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

300	SeaCor Smit Inc., (2)	$25,548

1,200	Superior Energy Services, Inc., (2)	32,028

800	Tidewater Inc.	35,848

500	Unit Corporation, (2)	18,645
	Total Energy Equipment & Services	2,487,954
	Food & Staples Retailing – 0.8%

1,100	BJ’s Wholesale Club, (2)	45,650

8,600	CVS Caremark Corporation	270,642

63,050	Kroger Co.	1,365,663

5,400	Safeway Inc.	114,264

3,800	SUPERVALU INC.	43,814

1,200	Walgreen Co.	40,200

12,100	Wal-Mart Stores, Inc.	647,592
	Total Food & Staples Retailing	2,527,825
	Food Products – 2.0%

11,800	Archer-Daniels-Midland Company	376,656

900	Bunge Limited	53,244

1,400	Campbell Soup Company	50,050

7,900	ConAgra Foods, Inc.	173,326

18,040	Corn Products International, Inc.	676,500

2,300	Dean Foods Company, (2)	23,483

5,000	Del Monte Foods Company	65,550

800	Flowers Foods Inc.	19,872

4,900	General Mills, Inc.	179,046

3,400	H.J. Heinz Company	161,058

24,690	Hershey Foods Corporation	1,174,997

1,200	Hormel Foods Corporation	53,520

2,300	JM Smucker Company	139,219

400	Kellogg Company	20,204

29,800	Kraft Foods Inc.	919,628

1,200	McCormick & Company, Incorporated	50,448

36,680	Mead Johnson Nutrition Company, Class A Shares	2,087,459

700	Ralcorp Holdings Inc., (2)	40,936

5,400	Sara Lee Corporation	72,522

2,900	Smithfield Foods, Inc., (2)	48,807

8,200	Tyson Foods, Inc., Class A	131,364
	Total Food Products	6,517,889
	Gas Utilities – 0.2%

1,800	AGL Resources Inc.	69,048

2,200	Atmos Energy Corporation	64,350

1,200	Energen Corporation	54,864

800	National Fuel Gas Company	41,448

2,800	ONEOK, Inc.	126,112

6,900	Questar Corporation	120,957

2,400	UGI Corporation	68,664
	Total Gas Utilities	545,443

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 1.5%

300	Alere Inc.	$9,279

400	Baxter International, Inc.	19,084

300	Beckman Coulter, Inc.	14,637

4,900	Boston Scientific Corporation, (2)	30,037

1,800	CareFusion Corporation, (2)	44,712

12,650	Cooper Companies, Inc.	584,683

72,850	Covidien PLC	2,927,842

200	Hill Rom Holdings Inc.	7,178

51,430	Hologic Inc., (2)	823,394

700	Kinetic Concepts Inc., (2)	25,606

2,400	Medtronic, Inc.	80,592

600	Teleflex Inc.	34,068

2,300	Zimmer Holdings, Inc., (2)	120,359
	Total Health Care Equipment & Supplies	4,721,471
	Health Care Providers & Services – 2.1%

4,800	Aetna Inc.	151,728

100	Brookdale Senior Living Inc., (2)	1,631

4,300	Cardinal Health, Inc.	142,072

4,700	CIGNA Corporation	168,166

600	Community Health Systems, Inc., (2)	18,582

1,400	Coventry Health Care, Inc., (2)	30,142

2,700	Health Net Inc., (2)	73,413

34,380	Humana Inc., (2)	1,727,251

1,300	Lifepoint Hospitals Inc., (2)	45,578

26,877	Lincare Holdings	674,344

18,760	McKesson HBOC Inc.	1,158,993

100	Medax Inc., (2)	5,330

1,200	Omnicare, Inc.	28,656

300	Quest Diagnostics Incorporated	15,141

300	Tenet Healthcare Corporation, (2)	1,416

21,700	UnitedHealth Group Incorporated	761,887

1,300	Universal Health Services, Inc., Class B	50,518

27,200	Wellpoint Inc., (2)	1,540,608
	Total Health Care Providers & Services	6,595,456
	Hotels, Restaurants & Leisure – 0.2%

300	Brinker International Inc.	5,658

4,600	Carnival Corporation, ADR	175,766

400	Choice Hotels International, Inc.	14,584

1,100	Hyatt Hotels Corporation, Class A, (2)	41,129

200	Intl Speedway Corporation	4,880

1,600	MGM Mirage Inc., (2)	18,048

800	Penn National Gaming, Inc., (2)	23,688

2,200	Royal Caribbean Cruises Limited, (2)	69,366

1,000	Wendy’s International, Inc.	4,530

4,900	Wyndham Worldwide Corporation	134,603
	Total Hotels, Restaurants & Leisure	492,252

56	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 0.8%

52,550	D.R. Horton, Inc.	$584,356

2,100	Fortune Brands Inc.	103,383

1,100	Garmin Limited	33,385

300	Harman International Industries Inc., (2)	10,023

1,500	Jarden Corporation	46,695

300	KB Home	3,399

900	Leggett and Platt Inc.	20,484

1,100	Lennar Corporation, Class A	16,918

100	MDC Holdings Inc.	2,903

300	Mohawk Industries Inc., (2)	15,990

86,480	Newell Rubbermaid Inc.	1,540,209

700	Pulte Corporation, (2)	6,132

2,900	Stanley Black & Decker Inc.	177,712

1,300	Whirlpool Corporation	105,248
	Total Household Durables	2,666,837
	Household Products – 1.0%

100	Clorox Company	6,676

800	Colgate-Palmolive Company	61,488

900	Energizer Holdings Inc., (2)	60,507

2,000	Kimberly-Clark Corporation	130,100

50,300	Procter & Gamble Company	3,016,491
	Total Household Products	3,275,262
	Independent Power Producers & Energy Traders – 0.8%

7,400	AES Corporation, (2)	83,990

3,200	Calpine Corporation, (2)	39,840

69,700	Constellation Energy Group	2,247,128

2,400	Mirant Corporation, (2)	23,904

4,000	NRG Energy Inc., (2)	83,280

400	RRI Energy Inc., (2)	1,420
	Total Independent Power Producers & Energy Traders	2,479,562
	Industrial Conglomerates – 0.9%

600	Carlisle Companies Inc.	17,970

125,500	General Electric Company	2,039,375

27,200	Textron Inc.	559,232

8,500	Tyco International Ltd.	312,205
	Total Industrial Conglomerates	2,928,782
	Industrial REIT – 0.0%

2,200	AMB Property Corp.	58,234

5,800	ProLogis	68,324
	Total Industrial REIT	126,558
	Insurance – 7.2%

30,350	Ace Limited	1,767,888

50,350	AFLAC Incorporated	2,603,599

100	Alleghany Corporation, Term Loan, (2)	30,303

1,100	Allied World Assurance Holdings	62,249

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Insurance (continued)

53,420	Allstate Corporation	$1,685,401

2,200	American Financial Group Inc.	67,276

1,600	American International Group, (2)	62,560

100	American National Insurance Company	7,597

51,300	Aon Corporation	2,006,343

1,300	Arch Capital Group Limited, (2)	108,940

1,300	Arthur J. Gallagher & Co.	34,281

1,900	Aspen Insurance Holdings Limited	57,532

2,700	Assurant Inc.	109,890

1,000	Assured Guaranty Limited	17,110

1,900	Axis Capital Holdings Limited	62,586

33,100	Berkshire Hathaway Inc., Class B, (2)	2,736,708

500	Brown & Brown Inc.	10,095

7,100	Chubb Corporation	404,629

3,100	Cincinnati Financial Corporation	89,435

600	CNA Financial Corporation, (2)	16,794

1,000	Endurance Specialty Holdings, Limited	39,800

200	Erie Indemnity Company	11,212

900	Everest Reinsurance Group Ltd.	77,823

3,900	Fidelity National Title Group Inc., Class A	61,269

6,000	Genworth Financial Inc., Class A, (2)	73,320

800	Hanover Insurance Group Inc.	37,600

3,400	Hartford Financial Services Group, Inc.	78,030

1,700	HCC Insurance Holdings Inc.	44,353

89,473	Lincoln National Corporation	2,140,194

6,400	Loews Corporation	242,560

100	Markel Corporation, (2)	34,459

600	Marsh & McLennan Companies, Inc.	14,472

4,000	MBIA Inc., (2)	40,200

500	Mercury General Corporation	20,435

60,550	MetLife, Inc.	2,328,148

147,615	Old Republic International Corporation	2,044,468

700	OneBeacon Insurance Group Limited, Class A	10,003

1,500	PartnerRe Limited	120,270

3,600	Principal Financial Group, Inc.	93,312

13,100	Progressive Corporation	273,397

1,800	Protective Life Corporation	39,168

38,250	Prudential Financial, Inc.	2,072,385

1,700	Reinsurance Group of America Inc.	82,093

1,200	RenaisasnceRE Holdings, Limited	71,952

700	StanCorp Financial Group Inc.	26,600

700	Symetra Financial Corporation	7,322

2,000	Torchmark Corporation	106,280

1,200	Transatlantic Holdings Inc.	60,984

7,100	Travelers Companies, Inc.	369,910

58	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

1,300	Unitrin, Inc.	$31,707

4,300	Unum Group	95,245

1,300	Valdius Holdings Limited	34,268

100	White Mountain Insurance Group	30,846

2,100	WR Berkley Corporation	56,847

4,400	XL Capital Ltd, Class A	95,304
	Total Insurance	22,907,452
	Internet & Catalog Retail – 0.1%

1,000	Expedia, Inc.	28,210

10,100	Liberty Media Holding Corporation Interactive, Class A, (2)	138,471
	Total Internet & Catalog Retail	166,681
	Internet Software & Services – 0.1%

2,100	AOL Inc., (2)	51,975

12,800	eBay Inc., (2)	312,320

1,300	IAC/InterActiveCorp., (2)	34,151

1,100	Yahoo! Inc., (2)	15,587
	Total Internet Software & Services	414,033
	IT Services – 0.9%

40,500	Accenture Limited	1,720,845

1,900	Amdocs Limited, (2)	54,454

200	Broadridge Financial Solutions, Inc.	4,574

1,800	Computer Sciences Corporation	82,800

1,000	Convergys Corporation, (2)	10,450

1,800	CoreLogic Inc.	34,488

3,600	Fidelity National Information Services	97,668

600	Fiserv, Inc., (2)	32,292

5,140	International Business Machines Corporation (IBM)	689,480

1,800	Total System Services Inc.	27,432
	Total IT Services	2,754,483
	Leisure Equipment & Products – 0.0%

3,500	Mattel, Inc.	82,110
	Life Sciences Tools & Services – 0.0%

200	Bio-Rad Laboratories Inc., (2)	18,102

300	Life Technologies Corporation, (2)	14,007

900	Perkinelmer Inc.	20,826

2,200	Thermo Fisher Scientific, Inc., (2)	105,336
	Total Life Sciences Tools & Services	158,271
	Machinery – 2.1%

1,200	AGCO Corporation, (2)	46,812

43,180	Caterpillar Inc.	3,397,402

600	CNH Global N.V.	21,984

1,200	Crane Company	45,528

500	Danaher Corporation	20,305

500	Deere & Company	34,890

1,300	Dover Corporation	67,873

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Machinery (continued)

2,300	Eaton Corporation	$189,727

200	Flowserve Corporation	21,884

100	Gardner Denver, Inc.	5,368

700	Harsco Corporation	17,206

200	IDEX Corporation	7,102

4,200	Ingersoll Rand Company Limited, Class A	149,982

300	Kennametal Inc.	9,279

25,030	Parker Hannifin Corporation	1,753,602

600	Pentair, Inc.	20,178

900	Snap-on Incorporated	41,859

500	SPX Corporation	31,640

1,600	Terex Corporation, (2)	36,672

16,070	Timken Company	616,445

1,600	Trinity Industries Inc.	35,632

600	Wabtec Corporation	28,674
	Total Machinery	6,600,044
	Marine – 0.0%

900	Alexander and Bald, Inc.	31,356

600	Kirby Corporation, (2)	24,036
	Total Marine	55,392
	Media – 4.9%

50,730	Cablevision Systems Corporation	1,328,619

12,300	CBS Corporation, Class B	195,078

100	Central European Media Enterprises Limited, (2)	2,495

1,400	Clear Channel Outdoor Holdings Inc., Class A, (2)	16,002

175,110	Comcast Corporation, Class A	3,165,989

28,050	DIRECTV Group, Inc., (2)	1,167,722

1,600	Discovery Communications inc., Class A Shares, (2)	69,680

5,700	Echostar Communications Corporation, Variable Prepaid Forward	109,212

7,500	Gannett Company Inc.	91,725

100	John Wiley and Sons Inc., Class A	4,086

600	Lamar Advertising Company, (2)	19,092

7,100	Liberty Global Inc, A Shares, (2)	218,751

2,400	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	124,944

1,100	Liberty Media Starz, (2)	71,368

12,360	Madison Square Garden Inc., (2)	260,549

800	McGraw-Hill Companies, Inc.	26,448

300	Meredith Corporation	9,993

1,700	New York Times, Class A, (2)	13,158

30,000	News Corporation, Class A	391,800

1,000	Omnicom Group, Inc.	39,480

1,000	Regal Entertainment Group, Class A	13,120

4,500	Thomson Corporation	168,885

9,900	Time Warner Cable, Class A	534,501

53,600	Time Warner Inc.	1,642,840

60	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

118,750	Viacom Inc., Class B	$4,297,563

9,600	Virgin Media, Inc.	220,992

37,800	Walt Disney Company	1,251,558
	Total Media	15,455,650
	Metals & Mining – 2.1%

4,000	Alcoa Inc.	48,440

500	Commercial Metals Company	7,245

26,133	Freeport-McMoRan Copper & Gold, Inc.	2,231,497

50,100	Newmont Mining Corporation	3,146,781

700	Nucor Corporation	26,740

1,100	Reliance Steel & Aluminum Company	45,683

700	Royal Gold, Inc.	34,888

700	Steel Dynamics Inc.	9,877

22,570	United States Steel Corporation	989,469

200	Walter Industries Inc.	16,258
	Total Metals & Mining	6,556,878
	Mortgage REIT – 0.1%

22,200	Annaly Capital Management Inc.	390,720

21,100	Chimera Investments Corporation	83,345
	Total Mortgage REIT	474,065
	Multiline Retail – 0.5%

1,000	J.C. Penney Company, Inc.	27,180

1,100	Kohl’s Corporation, (2)	57,948

63,460	Macy’s, Inc.	1,465,291

400	Sears Holding Corporation, (2)	28,856
	Total Multiline Retail	1,579,275
	Multi-Utilities – 1.9%

3,000	Alliant Energy Corporation	109,050

46,680	Ameren Corporation	1,325,712

11,300	CenterPoint Energy, Inc.	177,636

6,400	CMS Energy Corporation	115,328

7,300	Consolidated Edison, Inc.	352,006

15,900	Dominion Resources, Inc.	694,194

5,500	DTE Energy Company	252,615

18,790	Integrys Energy Group, Inc.	978,207

2,800	MDU Resources Group Inc.	55,860

8,200	NiSource Inc.	142,680

2,500	NSTAR	98,375

2,600	OGE Energy Corp.	103,662

9,300	PG&E Corporation	422,406

9,400	Public Service Enterprise Group Incorporated	310,952

2,600	Scana Corporation	104,832

4,400	Sempra Energy	236,720

5,500	TECO Energy, Inc.	95,260

1,700	Vectren Corporation	43,979

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Multi-Utilities (continued)

2,400	Wisconsin Energy Corporation	$138,720

10,200	Xcel Energy, Inc.	234,294
	Total Multi-Utilities	5,992,488
	Office Electronics – 0.1%

16,300	Xerox Corporation	168,705

300	Zebra Technologies Corporation, Class A, (2)	10,092
	Total Office Electronics	178,797
	Office REIT – 0.9%

1,000	Alexandria Real Estate Equities Inc.	70,000

19,630	Boston Properties, Inc.	1,631,646

2,400	Brandywine Realty Trust	29,400

1,200	Commonwealth REIT	30,720

800	Corporate Office Properties	29,848

13,370	Digital Realty Trust Inc.	824,929

2,700	Douglas Emmett Inc.	47,277

3,800	Duke Realty Corporation	44,042

1,200	Mack-Cali Realty Corporation	39,252

1,600	Piedmont Office Realty Trust	30,256

2,200	SL Green Realty Corporation	139,326
	Total Office REIT	2,916,696
	Oil, Gas & Consumable Fuels – 11.5%

1,500	Alpha Natural Resources Inc., (2)	61,725

2,400	Anadarko Petroleum Corporation	136,920

23,450	Apache Corporation	2,292,472

900	Arch Coal Inc.	24,039

400	Atlas Energy Inc, (2)	11,456

400	Cabot Oil & Gas Corporation	12,044

54,200	Chesapeake Energy Corporation	1,227,630

80,100	Chevron Corporation	6,492,104

200	Cobalt International Energy, Inc., (2)	1,910

300	Comstock Resources Inc., (2)	6,747

103,950	ConocoPhillips	5,969,848

200	CONSOL Energy Inc.	7,392

24,320	Continental Resources Inc., (2)	1,127,475

3,500	Denbury Resources Inc., (2)	55,615

29,260	Devon Energy Corporation	1,894,292

13,500	El Paso Corporation	167,130

4,400	Exxon Mobil Corporation	271,876

1,700	Forest Oil Corporation, (2)	50,490

300	Frontier Oil Corporation	4,020

200	Frontline Limited	5,686

27,640	Hess Corporation	1,634,077

200	Holly Corporation	5,750

93,600	Marathon Oil Corporation	3,098,160

3,300	Mariner Energy Inc., (2)	79,959

62	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

1,100	Massey Energy Company	$34,122

2,500	Murphy Oil Corporation	154,800

49,230	Newfield Exploration Company, (2)	2,827,771

2,800	Noble Energy, Inc.	210,252

73,153	Occidental Petroleum Corporation	5,727,880

4,400	Peabody Energy Corporation	215,644

100	Petrohawk Energy Corporation, (2)	1,614

3,100	Pioneer Natural Resources Company	201,593

1,100	Plains Exploration & Production Company, (2)	29,337

1,900	QEP Resources Inc., (2)	57,266

2,000	Quicksilver Resources Inc., (2)	25,200

400	SandRidge Energy Inc., (2)	2,272

500	SM Energy Company	18,730

2,600	Southern Union Company	62,556

12,500	Spectra Energy Corporation	281,875

2,900	Sunoco, Inc.	105,850

1,100	Teekay Shipping Corporation	29,403

110,710	Tesoro Corporation	1,479,086

4,700	Valero Energy Corporation	82,297

1,400	Whiting Petroleum Corporation, (2)	133,714

6,600	Williams Companies, Inc.	126,126
	Total Oil, Gas & Consumable Fuels	36,446,205
	Paper & Forest Products – 0.1%

1,700	Domtar Corporation	109,786

1,200	International Paper Company	26,100

3,000	MeadWestvaco Corporation	73,140
	Total Paper & Forest Products	209,026
	Personal Products – 0.0%

900	Alberto Culver Company	33,885

1,000	NBTY Inc., (2)	54,980
	Total Personal Products	88,865
	Pharmaceuticals – 8.3%

2,900	Abbott Laboratories	151,496

121,650	Bristol-Myers Squibb Company	3,297,932

14,900	Eli Lilly and Company	544,297

2,400	Endo Pharmaceuticals Holdings Inc., (2)	79,776

2,500	Forest Laboratories, Inc., (2)	77,325

58,750	Johnson & Johnson	3,640,150

1,000	King Pharmaceuticals Inc., (2)	9,960

162,389	Merck & Company Inc.	5,977,538

800	Mylan Laboratories Inc., (2)	15,048

384,800	Pfizer Inc.	6,607,015

114,100	Sanofi-Aventis, ADR	3,793,825

53,330	Watson Pharmaceuticals Inc., (2)	2,256,392
	Total Pharmaceuticals	26,450,754

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Professional Services – 0.2%

1,600	Equifax Inc.	$49,920

100	FTI Consulting Inc., (2)	3,469

300	Manpower Inc.	15,660

17,000	Robert Half International Inc.	442,000

400	Towers Watson & Company, Class A Shares	19,672
	Total Professional Services	530,721
	Real Estate Management & Development – 0.0%

2,700	Forest City Enterprises, Inc., (2)	34,641
	Residential REIT – 1.1%

68,590	Apartment Investment & Management Company, Class A	1,466,454

2,400	AvalonBay Communities, Inc.	249,432

1,600	BRE Properties, Inc.	66,400

24,920	Camden Property Trust	1,195,412

7,200	Equity Residential	342,504

500	Essex Property Trust Inc.	54,720

4,300	UDR Inc.	90,816
	Total Residential REIT	3,465,738
	Retail REIT – 0.2%

3,900	Developers Diversified Realty Corporation	43,758

500	Federal Realty Investment Trust	40,830

1,300	General Growth Properties Inc.	20,280

7,500	Kimco Realty Corporation	118,125

3,400	Macerich Company	146,030

2,500	Realty Income Corporation	84,300

1,300	Regency Centers Corporation	51,311

2,000	Simon Property Group, Inc.	185,480

1,200	Taubman Centers Inc.	53,532

1,900	Weingarten Realty Trust	41,458
	Total Retail REIT	785,104
	Road & Rail – 1.2%

100	Con-Way, Inc.	3,099

7,200	CSX Corporation	398,304

100	Hertz Global Holdings Inc., (2)	1,059

900	Kansas City Southern Industries, (2)	33,669

46,100	Norfolk Southern Corporation	2,743,411

500	Ryder System, Inc.	21,385

7,800	Union Pacific Corporation	638,040
	Total Road & Rail	3,838,967
	Semiconductors & Equipment – 2.6%

11,700	Advanced Micro Devices, Inc., (2)	83,187

800	Atmel Corporation, (2)	6,368

600	Fairchild Semiconductor International Inc., Class A, (2)	5,640

141,780	Intel Corporation	2,726,429

500	International Rectifier Corporation, (2)	10,545

400	Intersil Holding Corporation, Class A	4,676

64	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

52,130	KLA-Tencor Corporation	$1,836,540

600	LSI Logic Corporation, (2)	2,736

30,970	Marvell Technology Group Ltd., (2)	542,285

18,700	Micron Technology, Inc., (2)	134,827

200	National Semiconductor Corporation	2,554

200	Novellus Systems, Inc., (2)	5,316

500	SunPower Corporation, (2)	7,200

111,350	Texas Instruments Incorporated	3,022,039
	Total Semiconductors & Equipment	8,390,342
	Software – 1.9%

2,900	Activision Blizzard Inc.	31,378

900	CA Inc.	19,008

1,500	Compuware Corporation, (2)	12,795

232,630	Microsoft Corporation	5,697,109

6,900	Novell Inc., (2)	41,193

6,000	Symantec Corporation, (2)	91,020

2,300	Synopsys Inc., (2)	56,971
	Total Software	5,949,474
	Specialized REIT – 0.4%

6,800	Health Care Property Investors Inc.	244,664

2,300	Health Care REIT, Inc.	108,882

2,100	Hospitality Properties Trust	46,893

12,200	Host Hotels & Resorts Inc.	176,656

2,500	Nationwide Health Properties, Inc.	96,675

1,600	Plum Creek Timber Company	56,480

300	Public Storage, Inc.	29,112

1,200	Rayonier Inc.	60,144

2,800	Senior Housing Properties Trust	65,800

2,500	Ventas Inc.	128,925

9,700	Weyerhaeuser Company	152,872
	Total Specialized REIT	1,167,103
	Specialty Retail – 2.0%

400	Aaron Rents Inc.	7,380

300	Abercrombie & Fitch Co., Class A	11,796

1,100	American Eagle Outfitters, Inc.	16,456

800	AutoNation Inc., (2)	18,600

2,800	Foot Locker, Inc.	40,684

1,600	GameStop Corporation, (2)	31,536

2,100	Gap, Inc.	39,144

33,540	Home Depot, Inc.	1,062,547

158,700	Lowe’s Companies, Inc.	3,537,423

900	Office Depot, Inc., (2)	4,140

2,400	RadioShack Corporation	51,192

1,500	Signet Jewelers Limited, (2)	47,610

47,380	Williams-Sonoma Inc.	1,501,946
	Total Specialty Retail	6,370,454

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 0.0%

1,400	VF Corporation			$113,428
	Thrifts & Mortgage Finance – 0.1%

100	Capitol Federal Financial			2,470

1,600	First Niagara Financial Group Inc.			18,640

5,400	Hudson City Bancorp, Inc.			66,204

14,000	New York Community Bancorp, Inc.			227,500

1,800	People’s United Financial, Inc.			23,562

200	TFS Financial Corporation			1,838

1,300	Washington Federal Inc.			19,838
	Total Thrifts & Mortgage Finance			360,052
	Tobacco – 1.4%

102,280	Altria Group, Inc.			2,456,766

2,900	Lorillard Inc.			232,899

28,270	Philip Morris International			1,583,685

3,900	Reynolds American Inc.			231,621
	Total Tobacco			4,504,971
	Trading Companies & Distributors – 0.0%

600	GATX Corporation			17,592

700	WESCO International Inc., (2)			27,503
	Total Trading Companies & Distributors			45,095
	Water Utilities – 0.0%

3,700	American Water Works Company			86,099

2,800	Aqua America Inc.			57,120
	Total Water Utilities			143,219
	Wireless Telecommunication Services – 1.2%

600	Leap Wireless International, Inc., (2)			7,410

900	NII Holdings Inc., Class B, (2)			36,990

69,500	Sprint Nextel Corporation, (2)			321,785

1,500	Telephone and Data Systems Inc.			49,200

400	United States Cellular Corporation, (2)			18,388

134,750	Vodafone Group PLC, Sponsored ADR			3,343,148
	Total Wireless Telecommunication Services			3,776,921
	Total Common Stocks (cost $274,733,453)			309,635,439

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 1.6%

85,000	I-Shares Russell 1000 Value Index Fund			$5,014,150
	Total Investment Companies (cost $4,905,075)			5,014,150

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9%

$2,804	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $2,803,621, collateralized by $2,725,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $2,861,250	0.0800%	10/01/10	$2,803,615
	Total Short-Term Investments (cost $2,803,615)			2,803,615
	Total Investments (cost $282,442,143) – 99.7%			317,453,204
	Other Assets Less Liabilities – 0.3%			869,886
	Net Assets – 100%			$318,323,090

66	Nuveen Investments

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$309,635,439	$—	$—	$309,635,439
Investment Companies	5,014,150	—	—	5,014,150
Short-Term Investments	2,803,615	—	—	2,803,615
Total	$317,453,204	$—	$—	$317,453,204

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $291,712,023.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$41,472,384
Depreciation	(15,731,203)
Net unrealized appreciation (depreciation) of investments	$25,741,181

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 98.5%

	Aerospace & Defense – 2.6%

148,800	Lockheed Martin Corporation	$10,606,464
	Biotechnology – 4.0%

301,500	Amgen Inc., (2)	16,615,665
	Capital Markets – 0.4%

562,300	FBR Capital Markets Corporation, (2)	1,765,622
	Commercial Banks – 1.4%

520,200	Privatebancorp, Inc.	5,925,078
	Commercial Services & Supplies – 1.7%

325,100	Pitney Bowes Inc.	6,950,638
	Communications Equipment – 5.6%

2,700,000	Motorola, Inc., (2)	23,031,000
	Diversified Financial Services – 3.8%

2,245,000	Citigroup Inc., (2)	8,755,500

180,000	JPMorgan Chase & Co.	6,852,600
	Total Diversified Financial Services	15,608,100
	Health Care Providers & Services – 1.3%

170,000	Aetna Inc.	5,373,700
	Independent Power Producers & Energy Traders – 1.5%

300,000	NRG Energy Inc., (2)	6,246,000
	Insurance – 17.0%

284,500	Aon Corporation	11,126,795

398,100	Genworth Financial Inc., Class A, (2)	4,864,782

450,000	Hartford Financial Services Group, Inc.	10,327,500

380,000	Loews Corporation	14,402,000

245,287	Reinsurance Group of America Inc.	11,844,909

324,500	Tower Group Inc.	7,577,075

460,800	Unum Group	10,206,720
	Total Insurance	70,349,781
	IT Services – 2.0%

772,000	Convergys Corporation, (2)	8,067,400
	Machinery – 4.4%

230,000	Ingersoll Rand Company Limited, Class A	8,213,300

129,500	Timken Company	4,967,620

216,700	Trinity Industries Inc.	4,825,909
	Total Machinery	18,006,829
	Media – 7.5%

300,050	CBS Corporation, Class B	4,758,793

950,000	Interpublic Group Companies, Inc., (2)	9,528,500

455,097	Viacom Inc., Class B	16,469,960
	Total Media	30,757,253
	Metals & Mining – 9.9%

357,199	AngloGold Ashanti Limited, Sponsored ADR	16,516,882

848,000	Aurizon Mines Ltd., (2)	5,885,120

400,000	Barrick Gold Corporation	18,516,000
	Total Metals & Mining	40,918,002

68	Nuveen Investments

Shares	Description (1)			Value

	Mortgage REIT – 1.9%

550,000	Redwood Trust Inc.			$7,953,000
	Oil, Gas & Consumable Fuels – 13.5%

155,000	Apache Corporation			15,152,800

405,200	Denbury Resources Inc., (2)			6,438,628

100,000	Hess Corporation			5,912,000

152,600	Noble Energy, Inc.			11,458,734

408,500	Petrohawk Energy Corporation, (2)			6,593,190

350,000	Talisman Energy Inc.			6,121,500

988,800	Warren Resources Inc., (2)			3,925,536
	Total Oil, Gas & Consumable Fuels			55,602,388
	Pharmaceuticals – 10.3%

179,000	Merck & Company Inc.			6,588,990

749,400	Pfizer Inc.			12,867,198

339,500	Sanofi-Aventis, ADR			11,288,375

468,600	Valeant Pharmaceuticals International			11,738,430
	Total Pharmaceuticals			42,482,993
	Semiconductors & Equipment – 0.8%

1,135,144	Mattson Technology, Inc., (2)			3,121,646
	Software – 6.9%

1,356,077	CA Inc.			28,640,347
	Tobacco – 2.0%

148,100	Philip Morris International			8,296,562
	Total Common Stocks (cost $384,216,584)			406,318,468

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%

$5,112	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $5,112,269, collateralized by $4,970,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $5,218,500	0.0800%	10/01/10	$5,112,258
	Total Short-Term Investments (cost $5,112,258)			5,112,258
	Total Investments (cost $389,328,842) – 99.7%			411,430,726
	Other Assets Less Liabilities – 0.3%			1,180,414
	Net Assets – 100%			$412,611,140

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$406,318,468	$—	$—	$406,318,468
Short-Term Investments	5,112,258	—	—	5,112,258
Total	$411,430,726	$—	$—	$411,430,726

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

September 30, 2010

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $393,695,691.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$69,862,907
Depreciation	(52,127,872)
Net unrealized appreciation (depreciation) of investments	$17,735,035

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

70	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 100.3%

	Aerospace & Defense – 3.6%

107,200	Lockheed Martin Corporation	$7,641,216

57,700	Raytheon Company	2,637,467
	Total Aerospace & Defense	10,278,683
	Biotechnology – 4.2%

218,700	Amgen Inc., (2)	12,052,557
	Capital Markets – 1.0%

19,500	Goldman Sachs Group, Inc.	2,819,310
	Chemicals – 1.0%

50,000	Mosaic Company	2,938,000
	Commercial Banks – 1.6%

175,400	Wells Fargo & Company	4,407,802
	Commercial Services & Supplies – 1.6%

212,800	Pitney Bowes Inc.	4,549,664
	Communications Equipment – 6.8%

2,250,000	Motorola, Inc., (2)	19,192,500
	Diversified Financial Services – 3.9%

1,550,000	Citigroup Inc., (2)	6,045,000

135,000	JPMorgan Chase & Co.	5,139,450
	Total Diversified Financial Services	11,184,450
	Energy Equipment & Services – 1.5%

125,000	Halliburton Company	4,133,750
	Food & Staples Retailing – 2.6%

110,000	CVS Caremark Corporation	3,461,700

175,000	Kroger Co.	3,790,500
	Total Food & Staples Retailing	7,252,200
	Health Care Providers & Services – 1.9%

170,050	Aetna Inc.	5,375,281
	Household Products – 1.4%

62,500	Kimberly-Clark Corporation	4,065,625
	Independent Power Producers & Energy Traders – 1.2%

164,000	NRG Energy Inc., (2)	3,414,480
	Insurance – 17.1%

165,000	Aon Corporation	6,453,150

325,000	Genworth Financial Inc., Class A, (2)	3,971,500

310,000	Hartford Financial Services Group, Inc.	7,114,500

165,000	Lincoln National Corporation	3,946,800

226,441	Loews Corporation	8,582,114

200,000	MetLife, Inc.	7,690,000

67,900	Travelers Companies, Inc.	3,537,590

321,800	Unum Group	7,127,870
	Total Insurance	48,423,524
	Machinery – 1.7%

134,000	Ingersoll Rand Company Limited, Class A	4,785,140

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)			Value

	Media – 5.5%

200,000	CBS Corporation, Class B			$3,172,000

345,000	Viacom Inc., Class B			12,485,550
	Total Media			15,657,550
	Metals & Mining – 8.2%

228,801	AngloGold Ashanti Limited, Sponsored ADR			10,579,758

275,000	Barrick Gold Corporation			12,729,750
	Total Metals & Mining			23,309,508
	Oil, Gas & Consumable Fuels – 15.4%

125,000	Apache Corporation			12,220,000

200,000	Canadian Natural Resources Limited			6,920,000

81,000	Hess Corporation			4,788,720

120,000	Noble Energy, Inc.			9,010,800

74,975	Occidental Petroleum Corporation			5,870,543

275,000	Talisman Energy Inc.			4,809,750
	Total Oil, Gas & Consumable Fuels			43,619,813
	Pharmaceuticals – 9.4%

250,000	Merck & Company Inc.			9,202,500

550,000	Pfizer Inc.			9,443,500

245,000	Sanofi-Aventis, Sponsored ADR			8,146,250
	Total Pharmaceuticals			26,792,250
	Software – 8.9%

1,000,000	CA Inc.			21,119,999

170,000	Microsoft Corporation			4,163,300
	Total Software			25,283,299
	Tobacco – 1.8%

90,700	Philip Morris International			5,081,014
	Total Common Stocks (cost $272,560,989)			284,616,400

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.6%

$1,811	Repurchase Agreement with State Street Bank, dated 9/30/10, repurchase price $1,810,765, collateralized by $1,730,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $1,852,311	0.0800%	10/01/10	$1,810,761
	Total Short-Term Investments (cost $1,810,761)			1,810,761
	Total Investments (cost $274,371,750) – 100.9%			286,427,161
	Other Assets Less Liabilities – (0.9)%			(2,535,329)
	Net Assets – 100%			$283,891,832

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

72	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$284,616,400	$—	$—	$284,616,400
Short-Term Investments	1,810,761	—	—	1,810,761
Total	$286,427,161	$—	$—	$286,427,161

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $275,026,468.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$19,581,430
Depreciation	(8,180,737)
Net unrealized appreciation (depreciation) of investments	$11,400,693

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 98.5%

	Building Products – 3.7%

38,000	Griffon Corporation, (2)	$463,220
	Chemicals – 1.8%

8,700	Intrepid Potash Inc., (2)	226,809
	Commercial Banks – 5.2%

19,700	Texas Capital BancShares, Inc., (2)	340,219

46,550	Western Alliance Bancorporation, (2)	311,885
	Total Commercial Banks	652,104
	Communications Equipment – 3.2%

67,550	Brocade Communications Systems Inc., (2)	394,492
	Containers & Packaging – 2.4%

5,050	Packaging Corp. of America	117,009

9,700	Temple-Inland Inc.	181,002
	Total Containers & Packaging	298,011
	Electrical Equipment – 5.3%

11,550	Belden Inc.	304,689

22,250	GrafTech International Ltd., (2)	347,768
	Total Electrical Equipment	652,457
	Electronic Equipment & Instruments – 9.8%

14,300	Arrow Electronics, Inc., (2)	382,239

14,200	Avnet Inc., (2)	383,542

11,400	Coherent Inc., (2)	456,114
	Total Electronic Equipment & Instruments	1,221,895
	Energy Equipment & Services – 2.0%

13,700	Acergy S.A., ADR	252,765
	Food Products – 5.1%

8,200	Hormel Foods Corporation	365,720

5,783	Treehouse Foods Inc., (2)	266,596
	Total Food Products	632,316
	Hotels, Restaurants & Leisure – 1.0%

4,400	Bob Evans Farms	123,508
	Insurance – 12.8%

5,450	Allied World Assurance Holdings	308,416

6,900	Assurant Inc.	280,830

6,400	Hanover Insurance Group Inc.	300,800

6,050	Reinsurance Group of America Inc.	292,155

7,800	StanCorp Financial Group Inc.	296,400

3,650	Willis Group Holdings PLC	112,493
	Total Insurance	1,591,094
	Machinery – 11.4%

12,100	CIRCOR International Inc.	382,360

7,000	Gardner Denver, Inc.	375,760

8,100	Harsco Corporation	199,098

3,000	Lincoln Electric Holdings Inc.	173,460

2,050	Middleby Corporation, (2)	129,950

74	Nuveen Investments

Shares	Description (1)			Value

	Machinery (continued)

3,850	Timken Company			$147,686
	Total Machinery			1,408,314
	Metals & Mining – 10.7%

36,500	Aurizon Mines Ltd., (2)			253,310

20,100	Globe Specialty Metals Inc., (2)			282,204

104,200	Northgate Minerals Corporation, (2)			315,726

5,900	Reliance Steel & Aluminum Company			245,027

4,750	Royal Gold, Inc.			236,740
	Total Metals & Mining			1,333,007
	Oil, Gas & Consumable Fuels – 5.4%

18,600	Denbury Resources Inc., (2)			295,554

20,300	Petroquest Energy Inc., (2)			123,627

6,600	SM Energy Company			247,236
	Total Oil, Gas & Consumable Fuels			666,417
	Paper & Forest Products – 1.8%

27,100	Wausau Paper Corp., (2)			224,659
	Personal Products – 4.1%

25,300	Elizabeth Arden, Inc., (2)			505,744
	Pharmaceuticals – 3.7%

18,500	Valeant Pharmaceuticals International			463,425
	Real Estate Management & Development – 1.7%

12,500	Forestar Real Estate Group Inc., (2)			213,125
	Semiconductors & Equipment – 3.1%

34,400	Teradyne Inc., (2)			383,216
	Thrifts & Mortgage Finance – 3.3%

9,900	Northwest Bancshares Inc.			110,781

22,750	People’s United Financial, Inc.			297,798
	Total Thrifts & Mortgage Finance			408,579
	Trading Companies & Distributors – 1.0%

3,150	WESCO International Inc., (2)			123,764
	Total Common Stocks (cost $9,899,236)			12,238,921

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%

$304	Repurchase Agreement with State Street Bank, dated 9/30/10, repurchase price $304,402, collateralized by $290,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $310,503	0.0800%	10/01/10	$304,401
	Total Short-Term Investments (cost $304,401)			304,401
	Total Investments (cost $10,203,637) – 100.9%			12,543,322
	Other Assets Less Liabilities – (0.9)%			(111,490)
	Net Assets – 100%			$12,431,832

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

September 30, 2010

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,238,921	$—	$—	$12,238,921
Short-Term Investments	304,401	—	—	304,401
Total	$12,543,322	$—	$—	$12,543,322

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $10,386,310.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$2,496,142
Depreciation	(339,130)
Net unrealized appreciation (depreciation) of investments	$2,157,012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

76	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 98.5%

	Building Products – 3.9%

291,650	Griffon Corporation, (2)	$3,555,213
	Commercial Banks – 8.0%

85,350	PacWest Bancorp.	1,626,771

106,500	Privatebancorp, Inc.	1,213,035

128,950	Texas Capital BancShares, Inc., (2)	2,226,967

338,450	Western Alliance Bancorporation, (2)	2,267,615
	Total Commercial Banks	7,334,388
	Communications Equipment – 3.3%

517,550	Brocade Communications Systems Inc., (2)	3,022,492
	Containers & Packaging – 2.4%

36,600	Packaging Corp. of America	848,022

75,050	Temple-Inland Inc.	1,400,433
	Total Containers & Packaging	2,248,455
	Electrical Equipment – 2.6%

89,300	Belden Inc.	2,355,734
	Electronic Equipment & Instruments – 3.5%

81,600	Coherent Inc., (2)	3,264,816
	Energy Equipment & Services – 2.4%

118,250	Agercy S.A., ADR	2,181,713
	Food Products – 4.2%

495,350	Smart Balance Inc., (2)	1,921,958

42,150	Treehouse Foods Inc., (2)	1,943,115
	Total Food Products	3,865,073
	Hotels, Restaurants & Leisure – 6.6%

147,000	Bob Evans Farms	4,126,289

113,950	California Pizza Kitchen, Inc., (2)	1,943,987
	Total Hotels, Restaurants & Leisure	6,070,276
	Household Durables – 0.8%

61,000	Hooker Furniture Corporation	709,430
	Insurance – 8.7%

91,800	Aspen Insurance Holdings Limited	2,779,704

161,150	First Mercury Financial Corporation	1,624,392

30,900	Hanover Insurance Group Inc.	1,452,300

56,900	StanCorp Financial Group Inc.	2,162,200
	Total Insurance	8,018,596
	IT Services – 2.0%

177,750	Convergys Corporation, (2)	1,857,488
	Machinery – 10.6%

193,500	Albany International Corporation, Class A	3,661,019

89,400	CIRCOR International Inc.	2,825,040

24,073	Lincoln Electric Holdings Inc.	1,391,901

14,950	Middleby Corporation, (2)	947,681

22,850	WABCO Holdings Inc., (2)	958,329
	Total Machinery	9,783,970

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

September 30, 2010

Shares	Description (1)			Value

	Metals & Mining – 12.8%

278,300	Aurizon Mines Ltd., (2)			$1,931,402

159,750	Globe Specialty Metals Inc., (2)			2,242,890

57,700	Horsehead Holding Corp., (2)			569,499

793,950	Northgate Minerals Corporation, (2)			2,405,669

28,650	Royal Gold, Inc.			1,427,916

302,550	Thompson Creek Metals Company Inc., (2)			3,261,489
	Total Metals & Mining			11,838,865
	Oil, Gas & Consumable Fuels – 3.9%

48,100	Carrizo Oil & Gas, Inc., (2)			1,151,514

159,400	Petroquest Energy Inc., (2)			970,746

39,200	SM Energy Company			1,468,432
	Total Oil, Gas & Consumable Fuels			3,590,692
	Paper & Forest Products – 2.9%

83,703	Buckeye Technologies Inc., (2)			1,231,271

170,954	Wausau Paper Corp., (2)			1,417,209
	Total Paper & Forest Products			2,648,480
	Personal Products – 4.5%

205,950	Elizabeth Arden, Inc., (2)			4,116,940
	Real Estate Management & Development – 1.6%

88,850	Forestar Real Estate Group Inc., (2)			1,514,893
	Road & Rail – 2.7%

107,805	Marten Transport, Ltd., (2)			2,498,920
	Semiconductors & Equipment – 9.1%

304,050	Actel Corporation, (2)			4,849,597

154,300	Standard Microsystems Corporation, (2)			3,519,583
	Total Semiconductors & Equipment			8,369,180
	Specialty Retail – 1.0%

325,591	Golfsmith International Holdings Inc., (2)			947,470
	Thrifts & Mortgage Finance – 1.0%

80,100	Northwest Bancshares Inc.			896,319
	Total Common Stocks (cost $82,429,735)			90,689,403

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.9%

$4,498	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $4,497,689, collateralized by $4,595,000 U.S. Treasury Bills, 0.000%, due 3/31/11, value $4,590,405	0.0800%	10/01/10	$4,497,679
	Total Short-Term Investments (cost $4,497,679)			4,497,679
	Total Investments (cost $86,927,414) – 103.4%			95,187,082
	Other Assets Less Liabilities – (3.4)%			(3,155,690)
	Net Assets – 100%			$92,031,392

78	Nuveen Investments

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$90,689,403	$—	$—	$90,689,403
Short-Term Investments	4,497,679	—	—	4,497,679
Total	$95,187,082	$—	$—	$95,187,082

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $89,345,497.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$16,461,800
Depreciation	(10,620,215)
Net unrealized appreciation (depreciation) of investments	$5,841,585

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 77.6%

	Aerospace & Defense – 1.9%

574,000	Lockheed Martin Corporation	$40,914,720
	Airlines – 0.5%

720,000	Skywest Inc.	10,051,200
	Commercial Banks – 0.9%

3,750,000	Sumitomo Trust & Banking Company, ADR, (2)	19,012,500
	Construction & Engineering – 0.8%

510,502	Shaw Group Inc., (3)	17,132,447
	Diversified Telecommunication Services – 4.8%

495,000	KT Corporation, Sponsored ADR	10,127,700

2,345,000	Nippon Telegraph and Telephone Corporation, ADR	51,402,400

1,052,000	Telus Corporation	44,552,200
	Total Diversified Telecommunication Services	106,082,300
	Electric Utilities – 3.2%

2,400,000	Centrais Electricas Brasileiras S.A., PFD B ADR	35,904,000

2,615,000	Korea Electric Power Corporation, Sponsored ADR	33,811,950
	Total Electric Utilities	69,715,950
	Electronic Equipment & Instruments – 2.3%

1,820,000	Ingram Micro, Inc., Class A, (3)	30,685,200

490,000	Tech Data Corporation, (3)	19,747,000
	Total Electronic Equipment & Instruments	50,432,200
	Food & Staples Retailing – 5.0%

1,970,000	Kroger Co.	42,670,200

1,243,000	Wal-Mart Stores, Inc.	66,525,360
	Total Food & Staples Retailing	109,195,560
	Food Products – 2.9%

548,832	Cresud S.A., ADR	8,803,265

1,350,000	Smithfield Foods, Inc., (3)	22,720,500

1,970,000	Tyson Foods, Inc., Class A	31,559,400
	Total Food Products	63,083,165
	Health Care Equipment & Supplies – 0.8%

327,000	Zimmer Holdings, Inc., (3)	17,111,910
	Health Care Providers & Services – 2.7%

1,316,000	Aetna Inc.	41,598,760

770,000	Omnicare, Inc.	18,387,600
	Total Health Care Providers & Services	59,986,360
	Household Durables – 0.9%

2,200,000	Sekisui House, Ltd., Sponsored ADR, (2)	19,910,000
	Insurance – 2.6%

550,000	CNA Financial Corporation, (3)	15,394,500

1,700,000	Marsh & McLennan Companies, Inc.	41,004,000
	Total Insurance	56,398,500
	Internet Software & Services – 1.4%

1,310,000	eBay Inc., (3)	31,964,000

80	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 1.4%

805,000	AGCO Corporation, (3)	$31,403,050
	Metals & Mining – 20.7%

1,980,000	Barrick Gold Corporation	91,654,200

55,795	Crystallex International Corporation, (3)	21,174

3,034,003	Geovic Mining Corporation, (3)	2,305,842

1,990,531	Gold Fields Limited, Sponsored ADR	30,395,408

4,131,172	Kinross Gold Corporation	77,624,722

2,256,079	Newcrest Mining Limited, Sponsored ADR, (2)	86,859,042

1,323,000	Newmont Mining Corporation	83,097,630

3,115,584	NovaGold Resources Inc., (3)	27,230,204

1,070,395	Polyus Gold Company, ADR, (2)	27,776,750

1,412,818	Silver Standard Resources, Inc., (3)	28,228,104
	Total Metals & Mining	455,193,076
	Multi-Utilities – 3.0%

2,310,000	Ameren Corporation	65,604,000
	Oil, Gas & Consumable Fuels – 13.2%

1,584,000	Arch Coal Inc.	42,308,640

2,950,000	Cameco Corporation	81,803,500

951,150	Chesapeake Energy Corporation	21,543,548

230,150	Chevron Corporation	18,653,658

510,000	ConocoPhillips	29,289,300

426,511	Peabody Energy Corporation	20,903,304

408,000	Petrobras Energia S.A., ADR	6,748,320

564,000	Suncor Energy, Inc.	18,358,200

3,750,000	Tesoro Corporation	50,100,000
	Total Oil, Gas & Consumable Fuels	289,708,470
	Paper & Forest Products – 0.4%

135,000	Domtar Corporation	8,718,300
	Pharmaceuticals – 4.4%

581,305	Eli Lilly and Company	21,235,072

700,000	Forest Laboratories, Inc., (3)	21,651,000

3,200,000	Pfizer Inc.	54,944,000
	Total Pharmaceuticals	97,830,072
	Road & Rail – 0.9%

238,900	Union Pacific Corporation	19,542,020
	Software – 1.4%

1,275,000	Microsoft Corporation	31,224,750
	Wireless Telecommunication Services – 1.5%

261,200	TIM Participacoes S.A., ADR	8,616,988

1,456,000	Turkcell Iletisim Hizmetleri A.S., ADR	24,402,559
	Total Wireless Telecommunication Services	33,019,547
	Total Common Stocks (cost $1,452,693,952)	1,703,234,097

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

September 30, 2010

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.7%

	Communications Equipment – 2.0%

54,500	Lucent Technologies Capital Trust I	7.750%		B3	$44,145,000
	Road & Rail – 0.7%

12,362	Kansas City Southern Industries Inc.	5.125%		B–	16,042,786
	Total Convertible Preferred Securities (cost $43,259,236)				60,187,786

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 6.6%

	Aerospace & Defense – 0.3%

$5,726	Alliant Techsystems Inc.	2.750%	2/15/24	BB–	$5,761,788
	Biotechnology – 2.3%

50,000	Amgen Inc.	0.125%	2/01/11	A+	50,062,500
	Health Care Providers & Services – 2.2%

56,094	Omnicare, Inc.	3.250%	12/15/35	B+	48,521,310
	Metals & Mining – 0.1%

3,018	Gold Reserve, Inc.	5.500%	6/15/22	N/A	2,278,590
	Oil, Gas & Consumable Fuels – 1.7%

15,120	Goodrich Petroleum Corporation	3.250%	12/01/26	N/A	14,968,800

6,853	Goodrich Petroleum Corporation	5.000%	10/01/29	N/A	6,270,495

19,159	USEC Inc.	3.000%	10/01/14	Caa2	15,255,353
41,132	Total Oil, Gas & Consumable Fuels				36,494,648
$155,970	Total Convertible Bonds (cost $136,914,572)				143,118,836

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 13.0%

$286,451	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $286,451,166, collateralized by: $60,290,000 U.S. Treasury Notes, 4.625%, due 2/29/12, value $64,154,589 and $126,465,000 U.S. Treasury Notes, 3.125%, due 5/15/19, value $136,266,038 and $83,420,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $91,762,000	0.0800%	10/01/10		$286,450,529
	Total Short-Term Investments (cost $286,450,529)				286,450,529
	Total Investments (cost $1,919,318,289) – 99.9%				2,192,991,248
	Other Assets Less Liabilities – 0.1%				2,552,540
	Net Assets – 100%				$2,195,543,788

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

82	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$1,549,675,805	$153,558,292	$—	$1,703,234,097
Preferred Securities**	—	60,187,786	—	60,187,786
Convertible Bonds	—	143,118,836	—	143,118,836
Short-Term Investments	286,450,529	—	—	286,450,529
Total	$1,836,126,334	$356,864,914	$—	$2,192,991,248
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Comman Stocks classified as Level 2.
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $1,939,229,169.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$282,118,704
Depreciation	(28,356,625)
Net unrealized appreciation (depreciation) of investments	$253,762,079

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/A	Not available.

ADR	American Depositary Receipt.

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 100.8%

	Aerospace & Defense – 1.1%

10	Alliant Techsystems Inc., (2)	$754

90	BE Aerospace Inc., (2)	2,728

130	Goodrich Corporation	9,584

50	ITT Industries, Inc.	2,342

40	L-3 Communications Holdings, Inc.	2,891

70	Rockwell Collins, Inc.	4,078

120	Spirit AeroSystems Holdings Inc., (2)	2,392

50	TransDigm Group Inc.	3,103
	Total Aerospace & Defense	27,872
	Air Freight & Logistics – 0.3%

50	C.H. Robinson Worldwide, Inc.	3,495

70	Expeditors International of Washington, Inc.	3,236

30	UTI Worldwide, Inc.	482
	Total Air Freight & Logistics	7,213
	Airlines – 1.6%

680	AMR Corporation, (2)	4,263

240	Continental Airlines, Inc., (2)	5,962

40	Copa Holdings SA	2,156

880	Delta Air Lines, Inc., (2)	10,243

620	Southwest Airlines Co.	8,103

380	UAL Corporation, (2)	8,979
	Total Airlines	39,706
	Auto Components – 1.1%

90	Autoliv Inc.	5,880

170	BorgWarner Inc., (2)	8,944

20	Federal Mogul Corporation, Class A Shares, (2)	378

60	Gentex Corporation	1,171

60	Lear Corporation, (2)	4,736

120	TRW Automotive Holdings Corporation, (2)	4,987
	Total Auto Components	26,096
	Automobiles – 0.1%

50	Harley-Davidson, Inc.	1,422
	Beverages – 1.3%

30	Brown-Forman Corporation	1,848

20	Central European Distribution Corporation, (2)	446

340	Coca-Cola Enterprises Inc.	10,540

90	Constellation Brands, Inc., Class A, (2)	1,592

320	Dr. Pepper Snapple Group	11,366

80	Hansen Natural Corporation, (2)	3,730

50	Molson Coors Brewing Company, Class B	2,361
	Total Beverages	31,883
	Biotechnology – 0.6%

10	Abraxis Bioscience Inc.	773

40	Alexion Pharmaceuticals Inc., (2)	2,574

160	Amylin Pharmaceuticals Inc., (2)	3,336

84	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

40	BioMarin Pharmaceutical Inc., (2)	$894

10	Cephalon, Inc., (2)	624

30	Human Genome Sciences, Inc., (2)	894

20	Myriad Genentics Inc., (2)	328

30	Regeneron Pharmaceuticals, Inc., (2)	822

10	Talecris Biotherapeutics Holdings Inc., (2)	229

10	United Therapeutics Corporation, (2)	560

90	Vertex Pharmaceuticals Inc., (2)	3,111
	Total Biotechnology	14,145
	Building Products – 0.3%

20	Lennox International Inc.	834

60	Masco Corporation	661

220	Owens Corning, (2)	5,639
	Total Building Products	7,134
	Capital Markets – 1.2%

10	Affiliated Managers Group Inc., (2)	780

310	Ameriprise Financial, Inc.	14,671

50	Eaton Vance Corporation	1,452

10	Federated Investors Inc.	228

10	Greenhill & Co Inc.	793

190	Invesco LTD	4,034

40	Jefferies Group, Inc.	908

30	Lazard Limited	1,052

50	Raymond James Financial Inc.	1,267

50	SEI Investments Company	1,017

60	T. Rowe Price Group Inc.	3,004

20	Waddell & Reed Financial, Inc., Class A	547
	Total Capital Markets	29,753
	Chemicals – 3.3%

90	Airgas, Inc.	6,116

90	Albemarle Corporation	4,213

100	Ashland Inc.	4,877

50	Cabot Corporation	1,629

50	Celanese Corporation, Series A	1,605

60	Cytec Industries, Inc.	3,383

90	Eastman Chemical Company	6,660

110	Ecolab Inc.	5,581

70	FMC Corporation	4,789

260	Huntsman Corporation	3,006

80	International Flavors & Fragrances Inc.	3,882

70	Lubrizol Corporation	7,418

50	Nalco Holding Company	1,261

150	PPG Industries, Inc.	10,919

60	RPM International, Inc.	1,195

10	Scotts Miracle Gro Company	517

120	Sherwin-Williams Company	9,017

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Chemicals (continued)

60	Sigma-Aldrich Corporation	$3,623

80	Valspar Corporation	2,548
	Total Chemicals	82,239
	Commercial & Professional Services – 0.1%

60	Corrections Corporation of America, (2)	1,481
	Commercial Banks – 4.6%

170	Associated Banc-Corp.	2,242

30	BancorpSouth Inc.	425

50	Bank of Hawaii Corporation	2,246

10	BOK Financial Corporation	451

280	Capitalsource Inc.	1,495

190	CIT Group Inc., (2)	7,756

40	City National Corporation	2,123

240	Comerica Incorporated	8,916

30	Commerce Bancshares Inc.	1,128

20	Cullen/Frost Bankers, Inc.	1,077

160	East West Bancorp Inc.	2,605

1,240	Fifth Third Bancorp.	14,916

41	First Horizon National Corporation, (2)	466

170	Fulton Financial Corporation	1,540

1,190	Huntington BancShares Inc.	6,747

1,300	KeyCorp.	10,348

80	M&T Bank Corporation	6,545

900	Popular, Inc., (2)	2,610

1,630	Regions Financial Corporation	11,850

580	SunTrust Banks, Inc.	14,981

980	Synovus Financial Corp.	2,411

50	TCF Financial Corporation	810

140	Valley National Bancorp.	1,806

130	Wilmington Trust Corporation	1,167

310	Zions Bancorporation	6,622
	Total Commercial Banks	113,283
	Commercial Services & Supplies – 1.1%

40	Avery Dennison Corporation	1,485

40	Cintas Corporation	1,102

30	Copart Inc., (2)	989

50	Covanta Holding Corporation	788

60	Iron Mountain Inc.	1,340

10	KAR Auction Services Inc., (2)	126

50	Pitney Bowes Inc.	1,069

240	R.R. Donnelley & Sons Company	4,070

330	Republic Services, Inc.	10,061

40	St Joe Company, (2)	995

40	Stericycle Inc., (2)	2,779

40	Waste Connections Inc., (2)	1,586
	Total Commercial Services & Supplies	26,390

86	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment – 0.9%

10	Echostar Holding Corporation, Class A, (2)	$191

110	F5 Networks, Inc., (2)	11,418

140	Harris Corporation	6,201

10	Polycom Inc., (2)	273

740	Tellabs Inc.	5,513
	Total Communications Equipment	23,596
	Computers & Peripherals – 2.5%

30	Diebold Inc.	933

110	Lexmark International, Inc., Class A, (2)	4,908

40	NCR Corporation, (2)	545

390	Network Appliance Inc., (2)	19,418

440	SanDisk Corporation, (2)	16,125

1,120	Seagate Technology, (2)	13,194

200	Western Digital Corporation, (2)	5,678
	Total Computers & Peripherals	60,801
	Construction & Engineering – 0.5%

40	AECOM Technology Corporation, (2)	970

100	Chicago Bridge & Iron Company N.V., (2)	2,445

50	Fluor Corporation	2,476

30	Jacobs Engineering Group, Inc., (2)	1,161

40	KBR Inc.	986

50	Quanta Services Incorporated, (2)	954

30	Shaw Group Inc., (2)	1,007

40	URS Corporation, (2)	1,519
	Total Construction & Engineering	11,518
	Construction Materials – 0.1%

20	Eagle Materials Inc.	473

10	Martin Marietta Materials	770

10	Vulcan Materials Company	369
	Total Construction Materials	1,612
	Consumer Finance – 0.8%

290	Americredit Corp., (2)	7,093

470	Discover Financial Services	7,840

490	SLM Corporation, (2)	5,660
	Total Consumer Finance	20,593
	Containers & Packaging – 1.2%

10	AptarGroup Inc.	457

30	Ball Corporation	1,766

40	Bemis Company, Inc.	1,270

70	Crown Holdings Inc., (2)	2,006

30	Greif Inc.	1,765

30	Owens-Illinois, Inc., (2)	842

40	Packaging Corp. of America	927

340	Pactiv Corporation, (2)	11,212

130	Sealed Air Corporation	2,922

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Containers & Packaging (continued)

80	Sonoco Products Company	$2,675

170	Temple-Inland Inc.	3,172
	Total Containers & Packaging	29,014
	Distributors – 0.3%

140	Genuine Parts Company	6,242

50	LKQ Corporation, (2)	1,040
	Total Distributors	7,282
	Diversified Consumer Services – 0.1%

70	H & R Block Inc.	907

30	Hillenbrand Inc.	645

60	Service Corporation International	517

10	Weight Watcher’s International Inc.	312
	Total Diversified Consumer Services	2,381
	Diversified Financial Services – 0.3%

20	Interactive Brokers Group, Inc., (2)	344

90	Leucadia National Corporation, (2)	2,125

70	Moody’s Corporation	1,749

40	MSCI Inc., Class A Shares, (2)	1,328

90	New York Stock Exchange Euronext	2,571
	Total Diversified Financial Services	8,117
	Diversified REIT – 0.6%

40	Liberty Property Trust	1,276

160	Vornado Realty Trust	13,684
	Total Diversified REIT	14,960
	Diversified Telecommunication Services – 2.1%

370	CenturyTel, Inc.	14,600

1,330	Frontier Communications Corporation	10,865

850	Level 3 Communications Inc., (2)	797

2,530	Qwest Communications International Inc.	15,863

140	TW Telecom Inc., (2)	2,600

540	Windstream Corporation	6,637
	Total Diversified Telecommunication Services	51,362
	Electric Utilities – 2.9%

30	Allegheny Energy, Inc.	736

110	DPL Inc.	2,874

340	Edison International	11,692

360	FirstEnergy Corp.	13,874

130	Great Plains Energy Incorporated	2,457

90	Hawaiian Electric Industries	2,029

40	ITC Holdings Corporation	2,490

180	Northeast Utilities	5,323

210	NV Energy Inc.	2,762

250	Pepco Holdings, Inc.	4,650

120	Pinnacle West Capital Corporation	4,952

140	PPL Corporation	3,812

88	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

250	Progress Energy, Inc.	$11,105

120	Westar Energy Inc.	2,908
	Total Electric Utilities	71,664
	Electrical Equipment – 0.9%

40	Ametek Inc.	1,911

30	Babcock & Wilcox Company	638

150	Cooper Industries Inc.	7,340

70	General Cable Corporation, (2)	1,898

40	Hubbell Incorporated, Class B	2,030

40	Regal-Beloit Corporation	2,348

40	Rockwell Automation, Inc.	2,469

40	Roper Industries Inc.	2,606

40	Thomas & Betts Corporation, (2)	1,641
	Total Electrical Equipment	22,881
	Electronic Components – 0.4%

60	Amphenol Corporation, Class A	2,939

20	AVX Group	276

80	Dolby Laboratories, Inc., (2)	4,545

230	Vishay Intertechnology Inc., (2)	2,225
	Total Electronic Components	9,985
	Electronic Equipment & Instruments – 0.4%

90	Agilent Technologies, Inc., (2)	3,002

30	Arrow Electronics, Inc., (2)	802

50	Avnet Inc., (2)	1,351

20	FLIR Systems Inc., (2)	514

70	Ingram Micro, Inc., Class A, (2)	1,180

10	Itron Inc., (2)	612

40	Molex Inc.	837

20	National Instruments Corporation	653

10	Tech Data Corporation, (2)	403

40	Trimble Navigation Limited, (2)	1,402

10	Vishay Precision Group Inc.	156
	Total Electronic Equipment & Instruments	10,912
	Energy Equipment & Services – 1.0%

40	Core Laboratories NV	3,522

40	Dresser Rand Group, Inc., (2)	1,476

110	Exterran Holdings, Inc., (2)	2,498

40	FMC Technologies Inc., (2)	2,732

10	Helmerich & Payne Inc.	405

20	Oceaneering International Inc., (2)	1,077

50	Oil States International Inc., (2)	2,328

30	Pride International Inc., (2)	883

160	Rowan Companies Inc., (2)	4,857

10	SeaCor Smit Inc., (2)	852

70	Superior Energy Services, Inc., (2)	1,868

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

10	Unit Corporation, (2)	$373

150	Weatherford International Ltd., (2)	2,565
	Total Energy Equipment & Services	25,436
	Food & Staples Retailing – 0.2%

70	BJ’s Wholesale Club, (2)	2,905

280	SUPERVALU INC.	3,227
	Total Food & Staples Retailing	6,132
	Food Products – 3.9%

40	Bunge Limited	2,366

260	Campbell Soup Company	9,295

110	ConAgra Foods, Inc.	2,413

70	Corn Products International, Inc.	2,625

230	Del Monte Foods Company	3,015

40	Flowers Foods Inc.	994

330	H.J. Heinz Company	15,631

180	Hershey Foods Corporation	8,566

70	Hormel Foods Corporation	3,122

120	JM Smucker Company	7,264

110	McCormick & Company, Incorporated	4,624

180	Mead Johnson Nutrition Company, Class A Shares	10,244

20	Ralcorp Holdings Inc., (2)	1,170

1,040	Sara Lee Corporation	13,967

190	Smithfield Foods, Inc., (2)	3,198

510	Tyson Foods, Inc., Class A	8,170
	Total Food Products	96,664
	Gas Utilities – 0.7%

60	AGL Resources Inc.	2,302

80	Atmos Energy Corporation	2,340

30	Energen Corporation	1,372

30	National Fuel Gas Company	1,553

100	ONEOK, Inc.	4,503

210	Questar Corporation	3,681

90	UGI Corporation	2,575
	Total Gas Utilities	18,326
	Health Care Equipment & Supplies – 1.7%

40	Alere Inc.	1,237

20	Beckman Coulter, Inc.	976

310	Boston Scientific Corporation, (2)	1,900

40	C. R. Bard, Inc.	3,256

50	CareFusion Corporation, (2)	1,242

40	Cooper Companies, Inc.	1,849

50	DENTSPLY International Inc.	1,599

90	Edwards Lifesciences Corporation, (2)	6,035

20	Gen-Probe, Inc., (2)	969

70	Hill Rom Holdings Inc.	2,512

90	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

70	Hologic Inc., (2)	$1,121

160	Hospira Inc., (2)	9,122

30	Idexx Labs Inc., (2)	1,852

20	Kinetic Concepts Inc., (2)	732

60	ResMed Inc., (2)	1,969

40	Teleflex Inc.	2,271

40	Varian Medical Systems, Inc., (2)	2,420
	Total Health Care Equipment & Supplies	41,062
	Health Care Providers & Services – 2.2%

310	AmerisourceBergen Corporation	9,505

20	Brookdale Senior Living Inc., (2)	326

70	CIGNA Corporation	2,505

110	Community Health Systems, Inc., (2)	3,407

40	Coventry Health Care, Inc., (2)	861

110	Davita Inc., (2)	7,593

10	Emdeon Inc., Class A, (2)	122

10	Emergency Medical Services Corporation, (2)	533

60	Health Management Associates Inc., (2)	460

110	Health Net Inc., (2)	2,991

40	Henry Schein Inc., (2)	2,343

200	Humana Inc., (2)	10,047

40	Laboratory Corporation of America Holdings, (2)	3,137

50	Lifepoint Hospitals Inc., (2)	1,753

110	Lincare Holdings	2,760

20	Medax Inc., (2)	1,066

30	Patterson Companies, Inc.	860

50	Quest Diagnostics Incorporated	2,524

90	Tenet Healthcare Corporation, (2)	425

10	Universal Health Services, Inc., Class B	389

30	VCA Antech, Inc., (2)	633
	Total Health Care Providers & Services	54,240
	Health Care Technology – 0.2%

20	Cerner Corporation, (2)	1,680

70	SXC Health Solutions Corporation, (2)	2,552
	Total Health Care Technology	4,232
	Hotels, Restaurants & Leisure – 2.7%

150	Brinker International Inc.	2,829

40	Chipotle Mexican Grill, (2)	6,880

10	Choice Hotels International, Inc.	365

170	Darden Restaurants, Inc.	7,272

40	Hyatt Hotels Corporation, Class A, (2)	1,496

40	International Game Technology	578

10	Intl Speedway Corporation	244

30	Marriott International, Inc., Class A	1,075

40	Panera Bread Company, (2)	3,544

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

30	Penn National Gaming, Inc., (2)	$888

190	Royal Caribbean Cruises Limited, (2)	5,991

260	Starwood Hotels & Resorts Worldwide, Inc.	13,662

80	Wendy’s International, Inc.	362

230	Wyndham Worldwide Corporation	6,318

170	Wynn Resorts Ltd.	14,751
	Total Hotels, Restaurants & Leisure	66,255
	Household Durables – 1.7%

150	Fortune Brands Inc.	7,384

10	Garmin Limited	304

80	Jarden Corporation	2,490

130	Leggett and Platt Inc.	2,959

50	Newell Rubbermaid Inc.	891

160	Stanley Black & Decker Inc.	9,805

120	Tempur Pedic International Inc., (2)	3,720

10	Tupperware Corporation	458

160	Whirlpool Corporation	12,953
	Total Household Durables	40,964
	Household Products – 0.3%

30	Church & Dwight Company Inc.	1,948

60	Clorox Company	4,005

20	Energizer Holdings Inc., (2)	1,345
	Total Household Products	7,298
	Independent Power Producers & Energy Traders – 1.1%

630	AES Corporation, (2)	7,150

160	Calpine Corporation, (2)	1,992

250	Constellation Energy Group	8,060

160	Mirant Corporation, (2)	1,594

350	NRG Energy Inc., (2)	7,286

10	Ormat Technologies Inc.	292
	Total Independent Power Producers & Energy Traders	26,374
	Industrial Conglomerates – 0.0%

20	Carlisle Companies Inc.	598
	Industrial REIT – 0.1%

50	AMB Property Corp.	1,324

40	ProLogis	471
	Total Industrial REIT	1,795
	Insurance – 5.1%

40	Allied World Assurance Holdings	2,264

70	American Financial Group Inc.	2,141

280	American International Group, (2)	10,948

70	Aon Corporation	2,738

40	Arch Capital Group Limited, (2)	3,352

40	Arthur J. Gallagher & Co.	1,055

70	Aspen Insurance Holdings Limited	2,120

92	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

130	Assurant Inc.	$5,291

20	Assured Guaranty Limited	342

110	Axis Capital Holdings Limited	3,623

60	Brown & Brown Inc.	1,211

140	Cincinnati Financial Corporation	4,039

30	CNA Financial Corporation, (2)	840

50	Endurance Specialty Holdings, Limited	1,990

20	Erie Indemnity Company	1,121

50	Everest Reinsurance Group Ltd.	4,324

110	Fidelity National Title Group Inc., Class A	1,728

20	Hanover Insurance Group Inc.	940

20	Hartford Financial Services Group, Inc.	459

50	HCC Insurance Holdings Inc.	1,305

420	Lincoln National Corporation	10,046

280	Marsh & McLennan Companies, Inc.	6,754

270	MBIA Inc., (2)	2,714

20	Mercury General Corporation	817

200	Old Republic International Corporation	2,770

20	OneBeacon Insurance Group Limited, Class A	286

70	PartnerRe Limited	5,613

390	Principal Financial Group, Inc.	10,109

540	Progressive Corporation	11,270

80	Protective Life Corporation	1,741

70	Reinsurance Group of America Inc.	3,380

50	RenaisasnceRE Holdings, Limited	2,998

50	StanCorp Financial Group Inc.	1,900

40	Symetra Financial Corporation	418

90	Torchmark Corporation	4,783

30	Transatlantic Holdings Inc.	1,525

40	Unitrin, Inc.	976

90	Unum Group	1,994

70	Valdius Holdings Limited	1,845

50	WR Berkley Corporation	1,354

60	XL Capital Ltd., Class A	1,300
	Total Insurance	126,424
	Internet & Catalog Retail – 1.6%

240	Liberty Media Holding Corporation Interactive, Class A, (2)	3,290

90	NetFlix.com Inc., (2)	14,594

60	Priceline.com Incorporated, (2)	20,900
	Total Internet & Catalog Retail	38,784
	Internet Software & Services – 0.9%

310	Akamai Technologies, Inc., (2)	15,556

110	AOL Inc., (2)	2,723

130	IAC/InterActiveCorp., (2)	3,415

30	WebMD Health Corporation, Class A, (2)	1,496
	Total Internet Software & Services	23,190

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	IT Services – 1.4%

100	Amdocs Limited, (2)	$2,866

40	Broadridge Financial Solutions, Inc.	915

150	Computer Sciences Corporation	6,900

40	Convergys Corporation, (2)	418

50	CoreLogic Inc.	958

10	DST Systems Inc.	448

60	Fiserv, Inc., (2)	3,229

90	Gartner Inc., (2)	2,650

20	Genpact Limited, (2)	355

40	Global Payments Inc.	1,716

30	Lender Processing Services Inc.	997

40	NeuStar, Inc., (2)	994

90	Paychex, Inc.	2,474

110	SAIC, Inc., (2)	1,758

50	Teradata Corporation, (2)	1,928

70	Total System Services Inc.	1,067

270	Western Union Company	4,771
	Total IT Services	34,444
	Leisure Equipment & Products – 0.7%

150	Hasbro, Inc.	6,677

420	Mattel, Inc.	9,853
	Total Leisure Equipment & Products	16,530
	Life Sciences Tools & Services – 0.5%

10	Bio-Rad Laboratories Inc., (2)	905

10	Charles River Laboratories International, Inc., (2)	332

20	Covance, Inc., (2)	936

40	Illumina Inc., (2)	1,968

30	Life Technologies Corporation, (2)	1,401

20	Mettler-Toledo International Inc., (2)	2,489

20	Perkinelmer Inc.	463

40	Pharmaceutical Product Development Inc.	992

10	Techne Corporation	617

30	Waters Corporation, (2)	2,123
	Total Life Sciences Tools & Services	12,226
	Machinery – 4.6%

120	Bucyrus International, Inc.	8,322

20	CNH Global N.V.	733

40	Crane Company	1,518

220	Cummins Inc.	19,928

30	Donaldson Company, Inc.	1,414

160	Dover Corporation	8,354

190	Eaton Corporation	15,673

10	Flowserve Corporation	1,094

50	Gardner Denver, Inc.	2,684

30	Graco Inc.	952

94	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

70	Harsco Corporation	$1,721

30	IDEX Corporation	1,065

130	Ingersoll Rand Company Limited, Class A	4,642

110	Joy Global Inc.	7,735

20	Kennametal Inc.	619

10	Lincoln Electric Holdings Inc.	578

210	Manitowoc Company Inc.	2,543

10	Navistar International Corporation, (2)	436

130	Oshkosh Truck Corporation, (2)	3,575

40	Pall Corporation	1,666

190	Parker Hannifin Corporation	13,311

40	Pentair, Inc.	1,345

50	Snap-on Incorporated	2,326

20	SPX Corporation	1,266

100	Timken Company	3,836

30	Toro Company	1,687

80	Trinity Industries Inc.	1,782

60	WABCO Holdings Inc., (2)	2,516

20	Wabtec Corporation	956
	Total Machinery	114,277
	Marine – 0.1%

30	Alexander and Bald, Inc.	1,045

20	Kirby Corporation, (2)	801
	Total Marine	1,846
	Media – 3.2%

230	Cablevision Systems Corporation	6,024

940	CBS Corporation, Class B	14,908

10	Central European Media Enterprises Limited, (2)	250

30	Clear Channel Outdoor Holdings Inc., Class A, (2)	343

230	Discovery Communications Inc., Class A Shares, (2)	10,017

30	Dreamworks Animation SKG Inc., (2)	957

320	Echostar Communications Corporation, Variable Prepaid Forward	6,131

370	Gannett Company Inc.	4,525

610	Interpublic Group Companies, Inc., (2)	6,118

10	John Wiley and Sons Inc., Class A	409

10	Lamar Advertising Company, (2)	318

230	Liberty Global Inc, A Shares, (2)	7,086

70	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	3,644

20	Liberty Media Starz, (2)	1,298

20	Madison Square Garden Inc., (2)	422

130	McGraw-Hill Companies, Inc.	4,298

10	Meredith Corporation	333

10	Morningstar, Inc., (2)	446

20	New York Times, Class A, (2)	155

20	Scripps Networks Interactive, Class A Shares	952

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Media (continued)

430	Virgin Media, Inc.	$9,899
	Total Media	78,533
	Metals & Mining – 1.1%

50	Carpenter Technology Inc.	1,686

260	Cliffs Natural Resources Inc.	16,618

20	Commercial Metals Company	290

30	Compass Minerals International, Inc.	2,299

10	Reliance Steel & Aluminum Company	415

20	Royal Gold, Inc.	997

40	Steel Dynamics Inc.	564

210	Titanium Metals Corporation, (2)	4,192
	Total Metals & Mining	27,061
	Mortgage REIT – 0.8%

940	Annaly Capital Management Inc.	16,543

980	Chimera Investments Corporation	3,871
	Total Mortgage REIT	20,414
	Multiline Retail – 2.1%

140	Big Lots, Inc., (2)	4,655

20	Dollar General Corporation, (2)	585

170	Dollar Tree Stores Inc., (2)	8,289

190	Family Dollar Stores, Inc.	8,390

540	J.C. Penney Company, Inc.	14,677

700	Macy’s, Inc.	16,162
	Total Multiline Retail	52,758
	Multi-Utilities – 4.0%

110	Alliant Energy Corporation	3,999

300	Ameren Corporation	8,520

430	CenterPoint Energy, Inc.	6,760

390	CMS Energy Corporation	7,028

290	Consolidated Edison, Inc.	13,984

180	DTE Energy Company	8,267

80	Integrys Energy Group, Inc.	4,165

60	MDU Resources Group Inc.	1,197

300	NiSource Inc.	5,220

90	NSTAR	3,542

80	OGE Energy Corp.	3,190

100	Scana Corporation	4,032

110	Sempra Energy	5,918

280	TECO Energy, Inc.	4,850

60	Vectren Corporation	1,552

110	Wisconsin Energy Corporation	6,358

440	Xcel Energy, Inc.	10,107
	Total Multi-Utilities	98,689
	Office Electronics – 0.2%

400	Xerox Corporation	4,140

96	Nuveen Investments

Shares	Description (1)	Value

	Office Electronics (continued)

20	Zebra Technologies Corporation, Class A, (2)	$673
	Total Office Electronics	4,813
	Office REIT – 1.5%

60	Alexandria Real Estate Equities Inc.	4,200

150	Boston Properties, Inc.	12,468

140	Brandywine Realty Trust	1,715

50	Commonwealth REIT	1,280

10	Corporate Office Properties	373

120	Digital Realty Trust Inc.	7,404

140	Douglas Emmett Inc.	2,451

70	Duke Realty Corporation	811

10	Mack-Cali Realty Corporation	327

50	Piedmont Office Realty Trust	946

90	SL Green Realty Corporation	5,700
	Total Office REIT	37,675
	Oil, Gas & Consumable Fuels – 4.7%

320	Arch Coal Inc.	8,547

30	Atlas Energy Inc, (2)	859

130	Cimarex Energy Company	8,603

30	Cobalt International Energy, Inc., (2)	287

90	Concho Resources Inc., (2)	5,955

10	CONSOL Energy Inc.	370

120	Denbury Resources Inc., (2)	1,907

770	El Paso Corporation	9,533

30	EQT Corporation	1,082

190	Forest Oil Corporation, (2)	5,643

100	Frontline Limited	2,843

10	Holly Corporation	288

150	Mariner Energy Inc., (2)	3,635

50	Murphy Oil Corporation	3,096

160	Newfield Exploration Company, (2)	9,190

60	Noble Energy, Inc.	4,505

10	Peabody Energy Corporation	490

140	Pioneer Natural Resources Company	9,104

90	QEP Resources Inc., (2)	2,713

90	SM Energy Company	3,371

100	Southern Union Company	2,406

550	Spectra Energy Corporation	12,403

220	Sunoco, Inc.	8,030

50	Teekay Shipping Corporation	1,337

40	Ultra Petroleum Corporation, (2)	1,679

80	Whiting Petroleum Corporation, (2)	7,641
	Total Oil, Gas & Consumable Fuels	115,517
	Paper & Forest Products – 0.4%

70	Domtar Corporation	4,521

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Paper & Forest Products (continued)

20	International Paper Company	$435

170	MeadWestvaco Corporation	4,145
	Total Paper & Forest Products	9,101
	Personal Products – 0.9%

40	Alberto Culver Company	1,506

180	Avon Products, Inc.	5,780

160	Estee Lauder Companies Inc., Class A	10,117

70	Herbalife, Limited	4,225

30	NBTY Inc., (2)	1,649
	Total Personal Products	23,277
	Pharmaceuticals – 1.1%

150	Endo Pharmaceuticals Holdings Inc., (2)	4,986

80	Forest Laboratories, Inc., (2)	2,474

10	King Pharmaceuticals Inc., (2)	100

90	Perrigo Company	5,780

144	Valeant Pharmaceuticals International	3,607

200	Warner Chilcott Limited, (2)	4,488

130	Watson Pharmaceuticals Inc., (2)	5,500
	Total Pharmaceuticals	26,935
	Professional Services – 0.4%

20	Dun and Bradstreet Inc.	1,483

60	Equifax Inc.	1,872

10	FTI Consulting Inc., (2)	347

20	IHS Inc., (2)	1,360

30	Manpower Inc.	1,566

40	Robert Half International Inc.	1,040

20	Towers Watson & Company, Class A Shares	984

40	Verisk Analytics Inc, Class A Shares, (2)	1,120
	Total Professional Services	9,772
	Real Estate Management & Devlopment – 0.2%

50	CB Richard Ellis Group, Inc., Class A, (2)	914

110	Forest City Enterprises, Inc., (2)	1,411

40	Jones Lang LaSalle Inc.	3,451
	Total Real Estate Management & Devlopment	5,776
	Residential REIT – 1.8%

180	Apartment Investment & Management Company, Class A	3,848

110	AvalonBay Communities, Inc.	11,432

80	BRE Properties, Inc.	3,320

70	Camden Property Trust	3,358

300	Equity Residential	14,271

30	Essex Property Trust Inc.	3,283

190	UDR Inc.	4,013
	Total Residential REIT	43,525
	Retail REIT – 1.3%

290	Developers Diversified Realty Corporation	3,254

98	Nuveen Investments

Shares	Description (1)	Value

	Retail REIT (continued)

60	Federal Realty Investment Trust	$4,900

210	General Growth Properties Inc.	3,276

470	Kimco Realty Corporation	7,403

160	Macerich Company	6,872

90	Realty Income Corporation	3,035

10	Regency Centers Corporation	395

70	Taubman Centers Inc.	3,123

30	Weingarten Realty Trust	655
	Total Retail REIT	32,913
	Road & Rail – 0.3%

120	Kansas City Southern Industries, (2)	4,489

20	Landstar System	772

60	Ryder System, Inc.	2,566
	Total Road & Rail	7,827
	Semiconductors & Equipment – 3.3%

1,790	Advanced Micro Devices, Inc., (2)	12,727

510	Altera Corporation	15,382

510	Atmel Corporation, (2)	4,060

40	Avago Technologies Limited, (2)	900

30	International Rectifier Corporation, (2)	633

70	Maxim Integrated Products, Inc.	1,296

10	Microchip Technology Incorporated	315

2,060	Micron Technology, Inc., (2)	14,853

40	PMC-Sierra, Inc., (2)	294

20	Rambus Inc., (2)	417

10	Silicon Laboratories Inc., (2)	367

300	Skyworks Solutions Inc., (2)	6,204

170	SunPower Corporation, (2)	2,448

480	Teradyne Inc., (2)	5,347

30	Varian Semiconductor Equipment Associate, (2)	863

570	Xilinx, Inc.	15,168
	Total Semiconductors & Equipment	81,274
	Software – 3.4%

40	Ansys Inc., (2)	1,690

100	CA Inc.	2,112

50	Cadence Design Systems, Inc., (2)	382

250	Citrix Systems, (2)	17,060

60	Compuware Corporation, (2)	512

40	FactSet Research Systems Inc.	3,245

110	Informatica Corporation, (2)	4,225

340	Intuit, Inc., (2)	14,895

30	McAfee Inc., (2)	1,418

20	Micros Systems, Inc., (2)	847

300	Novell Inc., (2)	1,791

50	Nuance Communications, Inc., (2)	782

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Software (continued)

220	Red Hat, Inc., (2)	$9,020

100	Rovi Corporation, (2)	5,041

160	Salesforce.com, Inc., (2)	17,888

60	Solera Holdings Inc.	2,650

50	Synopsys Inc., (2)	1,239
	Total Software	84,797
	Specialized REIT – 2.7%

360	Health Care Property Investors Inc.	12,953

150	Health Care REIT, Inc.	7,101

130	Hospitality Properties Trust	2,903

910	Host Hotels & Resorts Inc.	13,177

130	Nationwide Health Properties, Inc.	5,027

60	Plum Creek Timber Company	2,118

80	Rayonier Inc.	4,010

140	Senior Housing Properties Trust	3,290

170	Ventas Inc.	8,767

530	Weyerhaeuser Company	8,353
	Total Specialized REIT	67,699
	Specialty Retail – 2.3%

20	Aaron Rents Inc.	369

110	Advance Auto Parts, Inc.	6,455

130	AutoNation Inc., (2)	3,023

40	AutoZone, Inc., (2)	9,156

30	Bed Bath and Beyond Inc., (2)	1,302

50	CarMax, Inc., (2)	1,393

230	Foot Locker, Inc.	3,342

400	Limited Brands, Inc.	10,712

40	O’Reilly Automotive Inc., (2)	2,128

160	PetSmart Inc.	5,600

210	RadioShack Corporation	4,479

30	Signet Jewelers Limited, (2)	952

80	Tractor Supply Company	3,173

180	Williams-Sonoma Inc.	5,706
	Total Specialty Retail	57,790
	Textiles, Apparel & Luxury Goods – 1.2%

330	Coach, Inc.	14,177

70	Fossil Inc., (2)	3,765

40	Hanesbrands Inc., (2)	1,034

10	Phillips-Van Heusen Corporation	602

100	Polo Ralph Lauren Corporation	8,986

20	VF Corporation	1,620
	Total Textiles, Apparel & Luxury Goods	30,184
	Thrifts & Mortgage Finance – 0.5%

80	First Niagara Financial Group Inc.	932

130	Hudson City Bancorp, Inc.	1,594

100	Nuveen Investments

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

460	New York Community Bancorp, Inc.	$7,475

130	People’s United Financial, Inc.	1,702

20	TFS Financial Corporation	184

50	Washington Federal Inc.	763
	Total Thrifts & Mortgage Finance	12,650
	Tobacco – 0.2%

50	Lorillard Inc.	4,016
	Trading Companies & Distributors – 0.6%

40	Fastenal Company	2,128

40	GATX Corporation	1,173

20	MSC Industrial Direct Inc., Class A	1,081

70	W.W. Grainger, Inc.	8,338

40	WESCO International Inc., (2)	1,572
	Total Trading Companies & Distributors	14,292
	Water Utilities – 0.2%

170	American Water Works Company	3,956

110	Aqua America Inc.	2,244
	Total Water Utilities	6,200
	Wireless Telecommunication Services – 1.0%

30	Clearwire Corporation, (2)	243

270	Crown Castle International Corporation, (2)	11,921

160	NII Holdings Inc., Class B, (2)	6,576

130	SBA Communications Corporation, (2)	5,239

20	Telephone and Data Systems Inc.	656

10	United States Cellular Corporation, (2)	460
	Total Wireless Telecommunication Services	25,095
	Total Investments (cost $2,045,711) – 100.8%	2,490,975
	Other Assets Less Liabilities – (0.8)%	(20,823)
	Net Assets – 100%	$2,470,152

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,490,975	$—	$—	$2,490,975

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

September 30, 2010

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $2,045,711.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$461,330
Depreciation	(16,066)
Net unrealized appreciation (depreciation) of investments	$445,264

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

102	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund

September 30, 2010

Shares	Description (1)	Value

	COMMON STOCKS – 97.1%

	Aerospace & Defense – 2.7%

210	Boeing Company	$13,973

80	General Dynamics Corporation	5,025

30	Goodrich Corporation	2,212

210	Honeywell International Inc.	9,227

30	ITT Industries, Inc.	1,405

30	L-3 Communications Holdings, Inc.	2,168

70	Lockheed Martin Corporation	4,990

100	Northrop Grumman Corporation	6,063

30	Precision Castparts Corporation	3,820

100	Raytheon Company	4,571

40	Rockwell Collins, Inc.	2,330

250	United Technologies Corporation	17,808
	Total Aerospace & Defense	73,592
	Air Freight & Logistics – 1.0%

30	C.H. Robinson Worldwide, Inc.	2,098

40	Expeditors International of Washington, Inc.	1,849

70	FedEx Corporation	5,985

270	United Parcel Service, Inc., Class B	18,006
	Total Air Freight & Logistics	27,938
	Airlines – 0.1%

220	Southwest Airlines Co.	2,875
	Auto Components – 0.2%

30	Goodyear Tire & Rubber Company, (2)	322

180	Johnson Controls, Inc.	5,490
	Total Auto Components	5,812
	Automobiles – 0.8%

1,560	Ford Motor Company, (2)	19,094

40	Harley-Davidson, Inc.	1,138
	Total Automobiles	20,232
	Beverages – 2.8%

40	Brown-Forman Corporation	2,466

590	Coca-Cola Company	34,527

110	Coca-Cola Enterprises Inc.	3,410

50	Constellation Brands, Inc., Class A, (2)	884

110	Dr. Pepper Snapple Group	3,907

40	Molson Coors Brewing Company, Class B	1,889

420	PepsiCo, Inc.	27,905
	Total Beverages	74,988
	Biotechnology – 0.8%

120	Amgen Inc., (2)	6,613

70	Biogen Idec Inc., (2)	3,928

40	Celgene Corporation, (2)	2,304

20	Cephalon, Inc., (2)	1,249

80	Genzyme Corporation, (2)	5,663

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Biotechnology (continued)

80	Gilead Sciences, Inc., (2)	$2,849
	Total Biotechnology	22,606
	Building Products – 0.0%

30	Masco Corporation	330
	Capital Markets – 1.7%

110	Ameriprise Financial, Inc.	5,206

100	Bank of New York Company, Inc.	2,613

20	E*Trade Group Inc., (2)	291

20	Federated Investors Inc.	455

20	Franklin Resources, Inc.	2,138

140	Goldman Sachs Group, Inc.	20,241

50	Invesco LTD	1,061

10	Janus Capital Group Inc.	110

30	Legg Mason, Inc.	909

300	Morgan Stanley	7,404

30	Northern Trust Corporation	1,447

40	State Street Corporation	1,506

30	T. Rowe Price Group Inc.	1,502
	Total Capital Markets	44,883
	Chemicals – 1.8%

40	Air Products & Chemicals Inc.	3,313

30	Airgas, Inc.	2,038

10	CF Industries Holdings, Inc.	955

280	Dow Chemical Company	7,689

360	E.I. Du Pont de Nemours and Company	16,063

30	Eastman Chemical Company	2,220

50	Ecolab Inc.	2,537

20	FMC Corporation	1,368

20	International Flavors & Fragrances Inc.	970

50	PPG Industries, Inc.	3,640

70	Praxair, Inc.	6,318

20	Sherwin-Williams Company	1,503

20	Sigma-Aldrich Corporation	1,208
	Total Chemicals	49,822
	Commercial Banks – 2.6%

140	BB&T Corporation	3,371

60	Comerica Incorporated	2,229

240	Fifth Third Bancorp.	2,887

1	First Horizon National Corporation, (2)	9

260	Huntington BancShares Inc.	1,474

330	KeyCorp.	2,627

40	M&T Bank Corporation	3,272

130	Marshall and Ilsley Corporation	915

230	PNC Financial Services Group, Inc.	11,939

470	Regions Financial Corporation	3,417

104	Nuveen Investments

Shares	Description (1)	Value

	Commercial Banks (continued)

140	SunTrust Banks, Inc.	$3,616

360	U.S. Bancorp	7,783

1,010	Wells Fargo & Company	25,381

60	Zions Bancorporation	1,282
	Total Commercial Banks	70,202
	Commercial Services & Supplies – 0.5%

30	Avery Dennison Corporation	1,114

20	Cintas Corporation	551

10	Iron Mountain Inc.	223

80	Pitney Bowes Inc.	1,710

50	R.R. Donnelley & Sons Company	848

90	Republic Services, Inc.	2,744

20	Stericycle Inc., (2)	1,390

140	Waste Management, Inc.	5,004
	Total Commercial Services & Supplies	13,584
	Communications Equipment – 1.1%

710	Cisco Systems, Inc., (2)	15,549

40	Harris Corporation	1,772

50	JDS Uniphase Corporation, (2)	620

110	Juniper Networks Inc., (2)	3,338

420	Motorola, Inc., (2)	3,583

90	QUALCOMM, Inc.	4,061

110	Tellabs Inc.	820
	Total Communications Equipment	29,743
	Computers & Peripherals – 4.2%

260	Apple, Inc., (2)	73,775

430	EMC Corporation, (2)	8,733

330	Hewlett-Packard Company	13,883

50	Lexmark International, Inc., Class A, (2)	2,231

130	Network Appliance Inc., (2)	6,473

10	QLogic Corporation, (2)	176

190	SanDisk Corporation, (2)	6,963

70	Western Digital Corporation, (2)	1,987
	Total Computers & Peripherals	114,221
	Construction & Engineering – 0.0%

20	Fluor Corporation	991

10	Quanta Services Incorporated, (2)	191
	Total Construction & Engineering	1,182
	Construction Materials – 0.0%

10	Vulcan Materials Company	369
	Consumer Finance – 0.9%

300	American Express Company	12,609

150	Capital One Financial Corporation	5,932

180	Discover Financial Services	3,002

160	SLM Corporation, (2)	1,848
	Total Consumer Finance	23,391

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Containers & Packaging – 0.2%

30	Ball Corporation	$1,765

30	Bemis Company, Inc.	953

10	Owens-Illinois, Inc., (2)	281

40	Pactiv Corporation, (2)	1,319

50	Sealed Air Corporation	1,124
	Total Containers & Packaging	5,442
	Distributors – 0.1%

50	Genuine Parts Company	2,230
	Diversified Consumer Services – 0.1%

20	Apollo Group, Inc., (2)	1,027

10	Devry, Inc.	492

60	H & R Block Inc.	777
	Total Diversified Consumer Services	2,296
	Diversified Financial Services – 3.0%

1,900	Bank of America Corporation	24,909

4,070	Citigroup Inc., (2)	15,873

10	CME Group, Inc.	2,604

10	Intercontinental Exchange, Inc., (2)	1,047

870	JPMorgan Chase & Co.	33,121

20	Leucadia National Corporation, (2)	472

20	Moody’s Corporation	500

30	Nasdaq Stock Market, Inc., (2)	583

80	New York Stock Exchange Euronext	2,286
	Total Diversified Financial Services	81,395
	Diversified Telecommunication Services – 4.1%

2,190	AT&T Inc.	62,634

140	CenturyTel, Inc.	5,524

350	Frontier Communications Corporation	2,859

830	Qwest Communications International Inc.	5,204

1,040	Verizon Communications Inc.	33,894

200	Windstream Corporation	2,458
	Total Diversified Telecommunication Services	112,573
	Electric Utilities – 2.6%

50	Allegheny Energy, Inc.	1,226

200	American Electric Power Company, Inc.	7,246

510	Duke Energy Corporation	9,032

130	Edison International	4,471

70	Entergy Corporation	5,357

160	Exelon Corporation	6,813

90	FirstEnergy Corp.	3,469

130	NextEra Energy Inc.	7,071

70	Northeast Utilities	2,070

110	Pepco Holdings, Inc.	2,046

50	Pinnacle West Capital Corporation	2,063

110	PPL Corporation	2,995

106	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

110	Progress Energy, Inc.	$4,886

350	Southern Company	13,034
	Total Electric Utilities	71,779
	Electrical Equipment – 0.5%

220	Emerson Electric Company	11,585

30	Rockwell Automation, Inc.	1,852

20	Roper Industries Inc.	1,304
	Total Electrical Equipment	14,741
	Electronic Equipment & Instruments – 0.4%

40	Agilent Technologies, Inc., (2)	1,335

30	Amphenol Corporation, Class A	1,469

420	Corning Incorporated	7,678

20	FLIR Systems Inc., (2)	514

20	Jabil Circuit Inc.	288

20	Molex Inc.	419
	Total Electronic Equipment & Instruments	11,703
	Energy Equipment & Services – 1.2%

80	Baker Hughes Incorporated	3,408

30	Cooper Cameron Corporation, (2)	1,289

20	Diamond Offshore Drilling, Inc.	1,355

30	FMC Technologies Inc., (2)	2,049

200	Halliburton Company	6,614

20	Helmerich & Payne Inc.	809

40	Nabors Industries Inc., (2)	722

110	National-Oilwell Varco Inc.	4,892

50	Rowan Companies Inc., (2)	1,518

140	Schlumberger Limited	8,625
	Total Energy Equipment & Services	31,281
	Food & Staples Retailing – 1.9%

90	Costco Wholesale Corporation	5,804

150	CVS Caremark Corporation	4,720

110	Kroger Co.	2,383

90	Safeway Inc.	1,904

60	SUPERVALU INC.	692

170	Sysco Corporation	4,848

110	Walgreen Co.	3,685

480	Wal-Mart Stores, Inc.	25,690

40	Whole Foods Market, Inc., (2)	1,484
	Total Food & Staples Retailing	51,210
	Food Products – 2.2%

200	Archer-Daniels-Midland Company	6,384

50	Campbell Soup Company	1,788

150	ConAgra Foods, Inc.	3,291

50	Dean Foods Company, (2)	511

190	General Mills, Inc.	6,943

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Food Products (continued)

90	H.J. Heinz Company	$4,263

50	Hershey Foods Corporation	2,379

20	Hormel Foods Corporation	892

40	JM Smucker Company	2,421

70	Kellogg Company	3,536

550	Kraft Foods Inc.	16,973

40	McCormick & Company, Incorporated	1,682

60	Mead Johnson Nutrition Company, Class A Shares	3,415

290	Sara Lee Corporation	3,895

130	Tyson Foods, Inc., Class A	2,083
	Total Food Products	60,456
	Gas Utilities – 0.1%

20	Nicor Inc.	916

50	ONEOK, Inc.	2,252
	Total Gas Utilities	3,168
	Health Care Equipment & Supplies – 1.1%

50	Baxter International, Inc.	2,386

50	Becton, Dickinson and Company	3,705

110	Boston Scientific Corporation, (2)	674

10	C. R. Bard, Inc.	814

40	CareFusion Corporation, (2)	994

10	DENTSPLY International Inc.	320

50	Hospira Inc., (2)	2,850

10	Intuitive Surgical, Inc., (2)	2,837

150	Medtronic, Inc.	5,037

40	Saint Jude Medical Inc., (2)	1,574

60	Stryker Corporation	3,003

30	Varian Medical Systems, Inc., (2)	1,815

50	Zimmer Holdings, Inc., (2)	2,617
	Total Health Care Equipment & Supplies	28,626
	Health Care Providers & Services – 1.9%

90	Aetna Inc.	2,845

100	AmerisourceBergen Corporation	3,066

110	Cardinal Health, Inc.	3,634

80	CIGNA Corporation	2,862

30	Coventry Health Care, Inc., (2)	646

30	Davita Inc., (2)	2,071

110	Express Scripts, Inc., (2)	5,357

80	Humana Inc., (2)	4,019

30	Laboratory Corporation of America Holdings, (2)	2,353

70	McKesson HBOC Inc.	4,325

30	Medco Health Solutions, Inc., (2)	1,562

20	Patterson Companies, Inc.	573

10	Quest Diagnostics Incorporated	505

20	Tenet Healthcare Corporation, (2)	94

108	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

350	UnitedHealth Group Incorporated	$12,288

100	Wellpoint Inc., (2)	5,664
	Total Health Care Providers & Services	51,864
	Health Care Technology – 0.0%

10	Cerner Corporation, (2)	840
	Hotels, Restaurants & Leisure – 2.0%

120	Carnival Corporation	4,585

60	Darden Restaurants, Inc.	2,567

10	International Game Technology	145

70	Marriott International, Inc., Class A	2,508

350	McDonald’s Corporation	26,078

180	Starbucks Corporation	4,604

60	Starwood Hotels & Resorts Worldwide, Inc.	3,153

90	Wyndham Worldwide Corporation	2,472

20	Wynn Resorts Ltd.	1,735

120	YUM! Brands, Inc.	5,527
	Total Hotels, Restaurants & Leisure	53,374
	Household Durables – 0.4%

20	D.R. Horton, Inc.	222

40	Fortune Brands Inc.	1,969

10	Harman International Industries Inc., (2)	334

40	Leggett and Platt Inc.	910

20	Lennar Corporation, Class A	308

80	Newell Rubbermaid Inc.	1,425

10	Pulte Corporation, (2)	88

50	Stanley Black & Decker Inc.	3,064

40	Whirlpool Corporation	3,238
	Total Household Durables	11,558
	Household Products – 2.5%

40	Clorox Company	2,670

80	Colgate-Palmolive Company	6,149

130	Kimberly-Clark Corporation	8,456

840	Procter & Gamble Company	50,375
	Total Household Products	67,650
	Independent Power Producers & Energy Traders – 0.2%

120	AES Corporation, (2)	1,362

70	Constellation Energy Group	2,257

80	NRG Energy Inc., (2)	1,666
	Total Independent Power Producers & Energy Traders	5,285
	Industrial Conglomerates – 2.7%

190	3M Co.	16,475

3,060	General Electric Company	49,725

60	Textron Inc.	1,234

160	Tyco International Ltd.	5,877
	Total Industrial Conglomerates	73,311

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Insurance – 4.8%

120	Ace Limited	$6,990

180	AFLAC Incorporated	9,308

170	Allstate Corporation	5,363

30	American International Group, (2)	1,173

20	Aon Corporation	782

50	Assurant Inc.	2,035

570	Berkshire Hathaway Inc., Class B, (2)	47,128

120	Chubb Corporation	6,839

60	Cincinnati Financial Corporation	1,731

130	Genworth Financial Inc., Class A, (2)	1,589

80	Hartford Financial Services Group, Inc.	1,836

100	Lincoln National Corporation	2,392

120	Loews Corporation	4,548

120	Marsh & McLennan Companies, Inc.	2,894

260	MetLife, Inc.	9,997

80	Principal Financial Group, Inc.	2,074

210	Progressive Corporation	4,383

130	Prudential Financial, Inc.	7,043

30	Torchmark Corporation	1,594

140	Travelers Companies, Inc.	7,294

90	Unum Group	1,994

70	XL Capital Ltd., Class A	1,516
	Total Insurance	130,503
	Internet & Catalog Retail – 0.9%

100	Amazon.com, Inc., (2)	15,706

30	Expedia, Inc.	846

20	Priceline.com Incorporated, (2)	6,967
	Total Internet & Catalog Retail	23,519
	Internet Software & Services – 1.1%

80	Akamai Technologies, Inc., (2)	4,014

330	eBay Inc., (2)	8,052

30	Google Inc., Class A, (2)	15,774

60	VeriSign, Inc., (2)	1,904

70	Yahoo! Inc., (2)	992
	Total Internet Software & Services	30,736
	IT Services – 2.5%

110	Automatic Data Processing, Inc.	4,623

120	Cognizant Technology Solutions Corporation, Class A, (2)	7,736

30	Computer Sciences Corporation	1,380

50	Fidelity National Information Services	1,356

30	Fiserv, Inc., (2)	1,615

310	International Business Machines Corporation (IBM)	41,583

10	MasterCard, Inc.	2,240

40	Paychex, Inc.	1,100

20	SAIC, Inc., (2)	320

110	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

40	Teradata Corporation, (2)	$1,542

40	Total System Services Inc.	610

40	Visa Inc.	2,970

80	Western Union Company	1,414
	Total IT Services	68,489
	Leisure Equipment & Products – 0.2%

40	Eastman Kodak Company, (2)	168

60	Hasbro, Inc.	2,671

130	Mattel, Inc.	3,050
	Total Leisure Equipment & Products	5,889
	Life Sciences Tools & Services – 0.2%

20	Life Technologies Corporation, (2)	934

30	Perkinelmer Inc.	694

50	Thermo Fisher Scientific, Inc., (2)	2,394

20	Waters Corporation, (2)	1,416
	Total Life Sciences Tools & Services	5,438
	Machinery – 2.1%

210	Caterpillar Inc.	16,523

70	Cummins Inc.	6,341

110	Danaher Corporation	4,467

140	Deere & Company	9,769

60	Dover Corporation	3,133

50	Eaton Corporation	4,124

10	Flowserve Corporation	1,094

90	Illinois Tool Works, Inc.	4,232

70	PACCAR Inc.	3,371

20	Pall Corporation	833

40	Parker Hannifin Corporation	2,802

20	Snap-on Incorporated	930
	Total Machinery	57,619
	Media – 3.9%

230	CBS Corporation, Class B	3,648

1,070	Comcast Corporation, Class A	19,346

300	DIRECTV Group, Inc., (2)	12,489

100	Discovery Communications Inc., Class A Shares, (2)	4,355

130	Gannett Company Inc.	1,590

160	Interpublic Group Companies, Inc., (2)	1,605

50	McGraw-Hill Companies, Inc.	1,653

10	Meredith Corporation	333

30	New York Times, Class A, (2)	232

590	News Corporation, Class A	7,705

70	Omnicom Group, Inc.	2,764

20	Scripps Networks Interactive, Class A Shares	952

170	Time Warner Cable, Class A	9,178

460	Time Warner Inc.	14,099

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Media (continued)

220	Viacom Inc., Class B	$7,962

550	Walt Disney Company	18,210
	Total Media	106,121
	Metals & Mining – 1.3%

110	Alcoa Inc.	1,332

30	Allegheny Technologies, Inc.	1,393

60	Cliffs Natural Resources Inc.	3,835

160	Freeport-McMoRan Copper & Gold, Inc.	13,662

180	Newmont Mining Corporation	11,306

40	Nucor Corporation	1,528

40	Titanium Metals Corporation, (2)	798

20	United States Steel Corporation	877
	Total Metals & Mining	34,731
	Multiline Retail – 0.9%

30	Big Lots, Inc., (2)	997

50	Family Dollar Stores, Inc.	2,208

30	J.C. Penney Company, Inc.	815

70	Kohl’s Corporation, (2)	3,688

140	Macy’s, Inc.	3,233

50	Nordstrom, Inc.	1,860

10	Sears Holding Corporation, (2)	721

220	Target Corporation	11,757
	Total Multiline Retail	25,279
	Multi-Utilities – 2.3%

120	Ameren Corporation	3,408

200	CenterPoint Energy, Inc.	3,144

110	CMS Energy Corporation	1,982

130	Consolidated Edison, Inc.	6,269

270	Dominion Resources, Inc.	11,788

90	DTE Energy Company	4,134

40	Integrys Energy Group, Inc.	2,082

140	NiSource Inc.	2,436

160	PG&E Corporation	7,267

170	Public Service Enterprise Group Incorporated	5,624

50	Scana Corporation	2,016

80	Sempra Energy	4,304

100	TECO Energy, Inc.	1,732

40	Wisconsin Energy Corporation	2,312

190	Xcel Energy, Inc.	4,364
	Total Multi-Utilities	62,862
	Office Electronics – 0.1%

280	Xerox Corporation	2,898
	Oil, Gas & Consumable Fuels – 8.9%

60	Anadarko Petroleum Corporation	3,423

100	Apache Corporation	9,776

112	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

130	Chesapeake Energy Corporation	$2,945

690	Chevron Corporation	55,924

640	ConocoPhillips	36,755

10	CONSOL Energy Inc.	370

60	Denbury Resources Inc., (2)	953

110	Devon Energy Corporation	7,121

270	El Paso Corporation	3,343

60	EOG Resources, Inc.	5,578

10	EQT Corporation	361

1,040	Exxon Mobil Corporation	64,262

80	Hess Corporation	4,730

250	Marathon Oil Corporation	8,275

20	Massey Energy Company	620

50	Murphy Oil Corporation	3,096

40	Noble Energy, Inc.	3,004

150	Occidental Petroleum Corporation	11,745

70	Peabody Energy Corporation	3,431

50	Pioneer Natural Resources Company	3,252

30	QEP Resources Inc., (2)	904

10	Southwestern Energy Company, (2)	334

220	Spectra Energy Corporation	4,961

50	Sunoco, Inc.	1,825

20	Tesoro Corporation	267

100	Valero Energy Corporation	1,751

190	Williams Companies, Inc.	3,631
	Total Oil, Gas & Consumable Fuels	242,637
	Paper & Forest Products – 0.1%

110	International Paper Company	2,392

60	MeadWestvaco Corporation	1,463
	Total Paper & Forest Products	3,855
	Personal Products – 0.2%

50	Avon Products, Inc.	1,606

40	Estee Lauder Companies Inc., Class A	2,529
	Total Personal Products	4,135
	Pharmaceuticals – 6.2%

440	Abbott Laboratories	22,986

50	Allergan, Inc.	3,326

630	Bristol-Myers Squibb Company	17,079

340	Eli Lilly and Company	12,420

50	Forest Laboratories, Inc., (2)	1,547

600	Johnson & Johnson	37,176

30	King Pharmaceuticals Inc., (2)	299

960	Merck & Company Inc.	35,338

80	Mylan Laboratories Inc., (2)	1,505

2,130	Pfizer Inc.	36,572

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Pharmaceuticals (continued)

30	Watson Pharmaceuticals Inc., (2)	$1,269
	Total Pharmaceuticals	169,517
	Professional Services – 0.1%

10	Dun and Bradstreet Inc.	741

20	Equifax Inc.	624

10	Robert Half International Inc.	260
	Total Professional Services	1,625
	Real Estate – 1.9%

50	Apartment Investment & Management Company, Class A	1,069

40	AvalonBay Communities, Inc.	4,157

50	Boston Properties, Inc.	4,156

120	Equity Residential	5,708

110	Health Care Property Investors Inc.	3,958

40	Health Care REIT, Inc.	1,894

200	Host Hotels & Resorts Inc.	2,896

120	Kimco Realty Corporation	1,890

50	Plum Creek Timber Company	1,765

120	ProLogis	1,414

50	Public Storage, Inc.	4,852

100	Simon Property Group, Inc.	9,274

60	Ventas Inc.	3,094

60	Vornado Realty Trust	5,132

60	Weyerhaeuser Company	946
	Total Real Estate	52,205
	Real Estate Management & Development – 0.1%

80	CB Richard Ellis Group, Inc., Class A, (2)	1,462
	Road & Rail – 0.9%

120	CSX Corporation	6,638

100	Norfolk Southern Corporation	5,951

20	Ryder System, Inc.	855

140	Union Pacific Corporation	11,452
	Total Road & Rail	24,896
	Semiconductors & Equipment – 1.9%

310	Advanced Micro Devices, Inc., (2)	2,204

80	Altera Corporation	2,413

60	Analog Devices, Inc.	1,883

60	Applied Materials, Inc.	701

70	Broadcom Corporation, Class A	2,477

10	First Solar Inc., (2)	1,474

1,210	Intel Corporation	23,268

20	KLA-Tencor Corporation	705

50	Linear Technology Corporation	1,537

10	LSI Logic Corporation, (2)	46

50	Microchip Technology Incorporated	1,573

390	Micron Technology, Inc., (2)	2,812

114	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

50	National Semiconductor Corporation	$639

20	Novellus Systems, Inc., (2)	532

80	Teradyne Inc., (2)	891

260	Texas Instruments Incorporated	7,056

80	Xilinx, Inc.	2,129
	Total Semiconductors & Equipment	52,340
	Software – 2.8%

10	Adobe Systems Incorporated, (2)	262

50	Autodesk, Inc., (2)	1,599

20	BMC Software, Inc., (2)	810

40	CA Inc.	845

100	Citrix Systems, (2)	6,824

50	Compuware Corporation, (2)	427

130	Intuit, Inc., (2)	5,695

40	McAfee Inc., (2)	1,890

1,380	Microsoft Corporation	33,796

100	Novell Inc., (2)	597

450	Oracle Corporation	12,083

60	Red Hat, Inc., (2)	2,460

50	Salesforce.com, Inc., (2)	5,590

160	Symantec Corporation, (2)	2,427
	Total Software	75,305
	Specialty Retail – 1.7%

20	Abercrombie & Fitch Co., Class A	786

20	AutoNation Inc., (2)	465

10	AutoZone, Inc., (2)	2,289

50	Bed Bath and Beyond Inc., (2)	2,171

60	Best Buy Co., Inc.	2,450

50	CarMax, Inc., (2)	1,393

40	GameStop Corporation, (2)	788

110	Gap, Inc.	2,050

350	Home Depot, Inc.	11,088

140	Limited Brands, Inc.	3,749

240	Lowe’s Companies, Inc.	5,350

20	Office Depot, Inc., (2)	92

40	O’Reilly Automotive Inc., (2)	2,128

40	RadioShack Corporation	853

30	Ross Stores, Inc.	1,639

40	Staples, Inc.	837

30	Tiffany & Co.	1,410

110	TJX Companies, Inc.	4,909

20	Urban Outfitters, Inc., (2)	629
	Total Specialty Retail	45,076
	Textiles, Apparel & Luxury Goods – 0.6%

70	Coach, Inc.	3,007

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

September 30, 2010

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

100	Nike, Inc., Class B	$8,014

20	Polo Ralph Lauren Corporation	1,797

30	VF Corporation	2,431
	Total Textiles, Apparel & Luxury Goods	15,249
	Thrifts & Mortgage Finance – 0.1%

120	Hudson City Bancorp, Inc.	1,471

40	People’s United Financial, Inc.	524
	Total Thrifts & Mortgage Finance	1,995
	Tobacco – 2.2%

840	Altria Group, Inc.	20,177

50	Lorillard Inc.	4,016

580	Philip Morris International	32,492

70	Reynolds American Inc.	4,157
	Total Tobacco	60,842
	Trading Companies & Distributors – 0.2%

30	Fastenal Company	1,596

20	W.W. Grainger, Inc.	2,382
	Total Trading Companies & Distributors	3,978
	Wireless Telecommunication Services – 0.5%

130	American Tower Corporation, (2)	6,664

50	Metropcs Communications Inc., (2)	523

1,230	Sprint Nextel Corporation, (2)	5,695
	Total Wireless Telecommunication Services	12,882
	Total Common Stocks (cost $2,530,158)	2,638,635

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 5.0%

1,200	S&P 500 Depositary Receipt Trust	$136,944
	Total Investment Companies (cost $132,276)	136,944
	Total Investments (cost $2,662,434) – 102.1%	2,775,579
	Other Assets Less Liabilities – (2.1)%	(57,579)
	Net Assets – 100%	$2,718,000

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

116	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,638,635	$—	$—	$2,638,635
Investment Companies	136,944	—	—	136,944
Total	$2,775,579	$—	$—	$2,775,579

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $2,663,658.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$255,594
Depreciation	(143,673)
Net unrealized appreciation (depreciation) of investments	$111,921

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	117

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2010